SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%
Argentina — 0.4%
MercadoLibre Inc *	17,228	$16,983

Australia — 3.2%
a2 Milk Co Ltd *	637,869	8,211
Aristocrat Leisure Ltd	583,229	10,384
ASX Ltd	35,377	2,086
Avita Therapeutics Inc *	633,575	3,926
BHP Group Ltd	289,338	7,193
BlueScope Steel Ltd	896,249	7,268
Coca-Cola Amatil Ltd	97,367	586
Cochlear Ltd	7,705	1,012
Coles Group Ltd	262,376	3,128
CSL Ltd	98,093	19,553
CSR Ltd	792,249	2,020
Evolution Mining Ltd	999,775	3,950
Fortescue Metals Group Ltd	1,663,612	16,023
Goodman Group ‡	29,499	304
Harvey Norman Holdings Ltd (A)	896,394	2,204
IGO Ltd	309,188	1,038
Insurance Australia Group Ltd	55,585	222
Lendlease Group	117,635	1,014
Macquarie Group Ltd	14,538	1,204
Magellan Financial Group Ltd	23,120	943
Newcrest Mining Ltd	333,344	7,350
Orica Ltd	348,066	4,027
Orora Ltd	1,270,565	2,222
OZ Minerals Ltd	226,684	1,735
Qantas Airways Ltd (A)	1,172,137	3,091
REA Group Ltd	5,094	381
Rio Tinto Ltd	13,078	886
SEEK Ltd	25,202	383
Sonic Healthcare Ltd	21,741	459
South32 Ltd	4,509,621	6,380
Sydney Airport	31,884	126
Technology One Ltd	127,798	778
Wesfarmers Ltd	15,402	479
Woolworths Group Ltd	28,861	743

		121,309

Austria — 0.3%
ANDRITZ AG	5,489	200
BAWAG Group AG *	327,874	11,368
Erste Group Bank AG *	21,501	509
voestalpine AG	9,404	203

		12,280

Belgium — 1.2%
Ageas SA/NV *	539,634	19,190
Colruyt SA	35,887	1,977
Groupe Bruxelles Lambert SA	110,243	9,267
KBC Group NV	70,688	4,085
Proximus SADP	12,888	263

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UCB SA	79,274	$9,211

		43,993

Canada — 1.2%
Alimentation Couche-Tard Inc, Cl B	69,340	2,167
Canadian Natural Resources Ltd	232,634	4,022
Canadian Pacific Railway Ltd	53,934	13,772
Manulife Financial Corp	472,353	6,406
Nutrien Ltd (A)	339,890	10,885
Power Corp of Canada (A)	57,596	1,010
Stantec Inc	68,200	2,099
Sun Life Financial Inc	140,300	5,139

		45,500

China — 2.0%
Alibaba Group Holding Ltd ADR *	24,558	5,297
Baidu Inc ADR *	279,716	33,535
BeiGene Ltd ADR *	1,956	369
Beijing Capital International Airport Co Ltd, Cl H	4,738,000	2,979
China Communications Services Corp Ltd, Cl H	4,389,584	2,743
China Lesso Group Holdings Ltd	635,000	829
Industrial & Commercial Bank of China Ltd, Cl H	10,122,000	6,147
STMicroelectronics NV	111,156	3,043
Tencent Holdings Ltd	233,100	15,031
Vipshop Holdings Ltd ADR *	326,821	6,507

		76,480

Denmark — 2.2%
Carlsberg A/S, Cl B	65,067	8,634
Coloplast A/S, Cl B	25,171	3,911
Demant A/S *	100,039	2,649
DSV PANALPINA A/S	113,970	13,967
Genmab A/S *	10,407	3,497
H Lundbeck A/S	169,348	6,390
Novo Nordisk A/S, Cl B	368,131	23,985
Novozymes A/S, Cl B	35,861	2,081
Orsted A/S	35,892	4,168
Pandora A/S	33,989	1,858
ROCKWOOL International A/S, Cl B	13,318	3,623
Scandinavian Tobacco Group A/S	644,917	9,549
Tryg A/S	6,242	182

		84,494

Finland — 0.6%
Elisa Oyj, Cl A	23,880	1,452
Fortum Oyj	80,898	1,547
Kone Oyj, Cl B	9,875	680
Metso Oyj (A)	19,617	643
Neste Oyj	9,228	362
Nokia Oyj	1,229,753	5,407
Orion Oyj, Cl B	183,545	8,862

SEI Institutional International Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UPM-Kymmene Oyj	55,198	$1,601
Wartsila OYJ Abp, Cl B	128,817	1,072

		21,626

France — 8.5%
Air France-KLM *(A)	797,762	3,650
Air Liquide SA	35,453	5,137
Airbus SE	109,441	7,838
Alstom SA	18,517	864
Amundi SA	11,275	887
Arkema SA	21,041	2,021
BioMerieux	1,498	206
BNP Paribas SA	581,792	23,254
Bollore SA	2,538,995	7,990
Bouygues SA	5,771	199
Capgemini SE (A)	37,092	4,279
Carrefour SA (A)	1,098,428	17,015
Casino Guichard Perrachon SA	4,831	179
Covivio ‡	7,765	565
Credit Agricole SA	1,053,740	10,109
Criteo SA ADR *	60,571	690
Danone SA	129,297	8,968
Edenred	46,418	2,025
Eiffage SA	15,499	1,422
Engie SA	1,075,852	13,351
EssilorLuxottica SA	54,965	7,079
Eurofins Scientific SE	881	556
Gecina SA ‡	7,468	925
Hermes International	6,416	5,390
ICADE ‡	5,827	407
Iliad SA	947	185
Ingenico Group SA	11,181	1,790
Ipsen SA	33,962	2,901
IPSOS	18,645	469
Kering SA	4,181	2,284
La Francaise des Jeux SAEM (A)	41,793	1,297
Legrand SA	17,358	1,327
L’Oreal SA	12,008	3,861
LVMH Moet Hennessy Louis Vuitton SE (A)	34,257	15,229
Nexans SA	13,555	635
Pernod Ricard SA	91,658	14,463
Peugeot SA	447,567	7,343
Publicis Groupe SA	381,789	12,410
Remy Cointreau SA	1,710	233
Renault SA	97,999	2,502
Rexel SA	345,570	3,966
Safran SA	44,305	4,463
Sanofi	488,488	50,058
Sartorius Stedim Biotech	26,668	6,780
Schneider Electric SE	81,273	9,093
SEB SA	1,948	323
SES SA, Cl A	22,095	151

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Suez SA	74,531	$877
Teleperformance	46,206	11,779
Thales SA	162,602	13,177
TOTAL SA (A)	391,276	15,116
Ubisoft Entertainment SA *	93,203	7,703
Valeo SA	8,569	227
Veolia Environnement SA	64,696	1,464
Vinci SA (A)	29,855	2,756
Vivendi SA	123,472	3,178

		323,046

Germany — 9.6%
adidas AG	11,764	3,108
Allianz SE	185,677	38,133
BASF SE	419,818	23,628
Bayer AG	514,028	38,273
Beiersdorf AG	16,382	1,865
Brenntag AG	102,158	5,387
Carl Zeiss Meditec AG	2,107	207
CECONOMY AG	237,111	833
Continental AG	24,546	2,417
CTS Eventim AG & Co KGaA	95,240	3,985
Delivery Hero SE *	9,818	1,018
Deutsche Boerse AG	38,861	7,059
Deutsche Post AG *	935,530	34,475
Fresenius Medical Care AG & Co KGaA *	219,531	18,935
Gerresheimer AG	107,800	9,983
Hamburger Hafen und Logistik AG	24,359	414
Hannover Rueck SE	11,244	1,947
HelloFresh SE *	93,801	5,027
Infineon Technologies AG	815,086	19,343
KION Group AG	131,407	8,166
Knorr-Bremse AG	1,718	175
LANXESS AG *	8,656	459
Linde PLC	55,667	11,830
MTU Aero Engines AG	9,213	1,603
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	25,272	6,589
Puma SE	14,339	1,115
QIAGEN NV *	79,482	3,416
Rheinmetall AG	33,653	2,941
RWE AG	136,805	4,812
SAP SE	256,183	35,993
SAP SE ADR	68,469	9,585
Scout24 AG	73,681	5,744
Siemens AG	459,354	54,489
Telefonica Deutschland Holding AG	52,647	156
Uniper SE	43,887	1,419
United Internet AG	5,203	222

		364,751

Greece — 0.0%
Aegean Airlines SA *	12,601	56

2	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hong Kong — 1.5%
AIA Group Ltd	1,754,400	$16,400
ASM Pacific Technology Ltd	61,800	657
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	12
CITIC Ltd	839,084	792
CK Asset Holdings Ltd	248,500	1,483
Country Garden Services Holdings Co Ltd	402,000	1,880
Galaxy Entertainment Group Ltd	345,000	2,350
Hang Lung Properties Ltd	73,000	173
Henderson Land Development Co Ltd	46,000	175
HK Electric Investments & HK Electric Investments Ltd	472,000	490
HKT Trust & HKT Ltd	686,000	1,008
Hong Kong & China Gas Co Ltd	806,715	1,248
Hongkong Land Holdings Ltd	482,200	2,003
MTR Corp Ltd	37,500	195
Nine Dragons Paper Holdings Ltd	1,683,000	1,533
Power Assets Holdings Ltd	234,000	1,272
Samsonite International SA	1,754,611	1,789
SJM Holdings Ltd	8,483,340	9,471
Swire Pacific Ltd, Cl A	278,000	1,472
Techtronic Industries Co Ltd	1,153,500	11,380
West China Cement Ltd	4,068,000	748
Zoomlion Heavy Industry Science and Technology Co Ltd	2,323,000	1,798

		58,329

India — 0.3%
HDFC Bank Ltd ADR	180,834	8,221
Infosys Ltd ADR	496,780	4,799

		13,020

Indonesia — 0.0%
Bank Mandiri Persero Tbk PT	3,010,500	1,047

Ireland — 1.5%
CRH PLC	43,804	1,510
Experian PLC	510,437	17,930
ICON PLC *	101,390	17,080
Kerry Group PLC, Cl A	65,287	8,120
Ryanair Holdings PLC ADR *	198,937	13,197

		57,837

Israel — 1.3%
Azrieli Group Ltd	6,589	299
Bank Hapoalim BM	347,111	2,074
Bank Leumi Le-Israel BM	2,056,553	10,328
Check Point Software Technologies Ltd *	191,290	20,550
Elbit Systems Ltd	4,487	616
ICL Group Ltd	112,477	335
Israel Discount Bank Ltd, Cl A	106,911	326
Mizrahi Tefahot Bank Ltd	80,687	1,512
Nice Ltd *	21,808	4,074

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nice Ltd ADR *	56,792	$10,747

		50,861

Italy — 2.6%
A2A SpA	804,681	1,142
Assicurazioni Generali SpA *	511,028	7,757
Banca Mediolanum SpA	244,812	1,770
Enel SpA	854,367	7,398
ERG SpA	44,453	963
EXOR NV	115,844	6,676
Ferrari NV	54,815	9,390
Fiat Chrysler Automobiles NV	495,169	5,046
Hera SpA	636,483	2,401
Intesa Sanpaolo SpA	2,094,380	4,032
Leonardo SpA	395,594	2,645
Mediobanca Banca di Credito Finanziario SpA	115,653	836
Nexi SpA *	316,515	5,501
Poste Italiane SpA	89,045	778
Prysmian SpA	7,837	182
Recordati SpA	212,736	10,651
Snam SpA	22,842	112
Telecom Italia SpA/Milano	926,457	363
Tenaris SA	888,739	5,789
Terna Rete Elettrica Nazionale SpA	77,584	535
UniCredit SpA	2,804,686	26,010

		99,977

Japan — 16.0%
77 Bank Ltd/The	62,400	934
Advantest Corp	37,100	2,123
Air Water Inc	12,200	172
Alfresa Holdings Corp	8,100	169
Amada Co Ltd	13,700	112
Arcland Sakamoto Co Ltd	33,873	593
Asahi Group Holdings Ltd (A)	33,400	1,173
Asahi Intecc Co Ltd	6,500	184
Astellas Pharma Inc	116,000	1,937
Bridgestone Corp	192,800	6,203
Brother Industries Ltd	12,100	219
Calbee Inc	5,800	161
Canon Marketing Japan Inc	106,500	2,171
Capcom Co Ltd	193,300	7,077
Casio Computer Co Ltd	32,400	568
Chugai Pharmaceutical Co Ltd	35,400	1,897
Chugoku Electric Power Co Inc/The	13,600	182
Dai Nippon Printing Co Ltd	491,900	11,282
Dai-ichi Life Holdings Inc	249,300	2,970
Daiichi Sankyo Co Ltd	27,900	2,278
Daikin Industries Ltd	40,400	6,509
Daito Trust Construction Co Ltd	79,200	7,282
Daiwa House Industry Co Ltd	298,000	7,031
Daiwa House REIT Investment Corp, Cl A	341	803

SEI Institutional International Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Disco Corp	5,200	$1,261
DMG Mori Co Ltd (A)	144,600	1,770
East Japan Railway Co	129,200	8,957
Eisai Co Ltd	40,200	3,189
FANUC Corp	100,300	18,084
Fast Retailing Co Ltd	500	287
FUJIFILM Holdings Corp	213,800	9,151
Fujitsu Ltd	129,000	15,126
Glory Ltd	57,200	1,302
Hakuhodo DY Holdings Inc	134,800	1,604
Haseko Corp	563,400	7,103
Hikari Tsushin Inc	1,400	320
Hirose Electric Co Ltd	5,100	560
Hitachi Ltd	399,200	12,692
Hitachi Metals Ltd	43,500	519
Hoshizaki Corp	11,000	944
Hoya Corp	79,100	7,539
Hulic Co Ltd	48,100	452
Idemitsu Kosan Co Ltd	15,000	320
ITOCHU Corp	192,500	4,149
Itochu Techno-Solutions Corp	13,800	520
Itoki Corp	21,300	68
Japan Airlines Co Ltd	319,000	5,789
Japan Post Bank Co Ltd	21,400	159
Japan Post Holdings Co Ltd	313,900	2,238
Japan Prime Realty Investment Corp, Cl A ‡	47	138
Japan Real Estate Investment Corp, Cl A ‡	56	288
JFE Holdings Inc	21,000	151
Kakaku.com Inc	9,400	238
Kansai Paint Co Ltd	29,000	612
Kao Corp	43,000	3,409
KDDI Corp	385,300	11,563
Keihan Holdings Co Ltd	9,900	441
Keikyu Corp	14,200	218
Keisei Electric Railway Co Ltd	2,900	91
Keyence Corp	28,200	11,801
Kintetsu Group Holdings Co Ltd	22,800	1,024
Kobayashi Pharmaceutical Co Ltd	3,900	343
Kokuyo Co Ltd	122,200	1,477
Komatsu Ltd	634,200	12,992
Konami Holdings Corp	139,800	4,662
Kose Corp	1,200	145
Kuraray Co Ltd	14,600	153
Kurita Water Industries Ltd	6,500	181
Kyowa Kirin Co Ltd	12,400	326
Kyushu Electric Power Co Inc	25,200	212
Lawson Inc	5,400	271
LINE Corp *	4,500	226
Lion Corp	10,100	243
LIXIL Group Corp	49,500	692
M3 Inc	76,900	3,273
Mabuchi Motor Co Ltd	389,800	12,430

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marubeni Corp	30,300	$137
Marui Group Co Ltd	30,900	559
MINEBEA MITSUMI Inc	64,600	1,173
Mitsubishi Electric Corp	195,700	2,546
Mitsubishi Materials Corp	7,400	157
Mitsui & Co Ltd	46,100	682
Mitsui Chemicals Inc	7,400	155
Mixi Inc	141,600	2,500
Mizuno Corp	33,400	643
MS&AD Insurance Group Holdings Inc	633,400	17,380
Murata Manufacturing Co Ltd	177,500	10,416
Nagoya Railroad Co Ltd	14,500	409
Nexon Co Ltd	293,600	6,637
NGK Insulators Ltd	12,900	179
NH Foods Ltd	9,900	400
Nihon M&A Center Inc	32,273	1,474
Nihon Unisys Ltd	159,700	4,994
Nikon Corp	206,700	1,734
Nintendo Co Ltd	33,100	14,806
Nippon Building Fund Inc, Cl A (A)	84	481
Nippon Paint Holdings Co Ltd (A)	27,200	1,979
Nippon Prologis REIT Inc	341	1,038
Nippon Shinyaku Co Ltd	3,400	278
Nippon Telegraph & Telephone Corp	491,100	11,455
Nippon Telegraph & Telephone Corp ADR	840,932	19,543
Nitori Holdings Co Ltd	3,500	687
Nomura Real Estate Holdings Inc	6,200	115
Nomura Real Estate Master Fund Inc ‡	761	916
Nomura Research Institute Ltd	57,000	1,558
North Pacific Bank Ltd	143,900	278
NTT DOCOMO Inc	414,900	11,052
Obic Co Ltd	8,000	1,401
Odakyu Electric Railway Co Ltd	6,600	162
Oji Holdings Corp	36,000	165
Omron Corp	22,100	1,481
Oracle Corp Japan	3,300	392
Oriental Land Co Ltd/Japan	24,100	3,182
Orix JREIT Inc	99	130
Osaka Gas Co Ltd	8,600	170
Otsuka Corp	150,600	7,945
Pan Pacific International Holdings Corp	9,500	209
Panasonic Corp	965,200	8,429
Persol Holdings Co Ltd	139,100	1,914
Pigeon Corp	4,600	178
Recruit Holdings Co Ltd	91,500	3,156
Rinnai Corp	1,800	150
Rohm Co Ltd	201,900	13,487
Sankyo Co Ltd	57,400	1,388
Santen Pharmaceutical Co Ltd	11,600	214
Sanwa Holdings Corp	715,100	6,425
SCSK Corp	44,500	2,167
Secom Co Ltd	52,400	4,584

4	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seiko Holdings Corp	37,900	$602
Sekisui House Ltd	949,800	18,091
Seven & i Holdings Co Ltd	391,500	12,791
SG Holdings Co Ltd	11,000	359
Shimadzu Corp	12,900	344
Shin-Etsu Chemical Co Ltd	83,600	9,793
Shinsei Bank Ltd	39,000	471
Shionogi & Co Ltd	78,600	4,925
Shizuoka Bank Ltd/The	24,800	160
SMC Corp/Japan	3,200	1,641
Softbank Corp	69,900	891
Sompo Holdings Inc	139,200	4,789
Sony Corp ADR	77,850	5,382
Sony Financial Holdings Inc	31,700	763
SUMCO Corp	46,400	718
Sumitomo Corp	163,600	1,874
Sumitomo Mitsui Financial Group Inc	457,000	12,864
Sumitomo Mitsui Trust Holdings Inc	365,822	10,271
Sundrug Co Ltd	11,800	391
Suzuki Motor Corp	227,237	7,719
T&D Holdings Inc	115,400	986
Taiyo Nippon Sanso Corp	11,200	187
Takeda Pharmaceutical Co Ltd	850,800	30,537
Teijin Ltd	19,600	312
Terumo Corp	105,300	4,000
THK Co Ltd	11,600	290
TIS Inc	238,900	5,066
Tobu Railway Co Ltd	28,300	936
Toho Gas Co Ltd	4,300	216
Tohoku Electric Power Co Inc	17,100	163
Tokio Marine Holdings Inc	116,500	5,077
Tokyo Electric Power Co Holdings Inc *	1,117,600	3,437
Tokyo Electron Ltd	49,700	12,277
Tokyo Gas Co Ltd	7,400	177
Tokyu Fudosan Holdings Corp	43,200	202
Tomy Co Ltd	121,800	961
Toppan Printing Co Ltd	158,000	2,640
Toshiba Corp	169,400	5,438
Toyo Suisan Kaisha Ltd	3,300	185
Toyota Industries Corp	17,100	906
Toyota Motor Corp	106,500	6,683
Toyota Motor Corp ADR	115,231	14,477
Tsuruha Holdings Inc	5,900	813
Universal Entertainment	317,053	6,167
Welcia Holdings Co Ltd	9,000	725
Yakult Honsha Co Ltd	4,100	241
Yamada Denki Co Ltd	32,900	163
Yamazaki Baking Co Ltd	16,500	284
Yaskawa Electric Corp	32,900	1,147
Z Holdings Corp	51,900	254

		609,209

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Malaysia — 0.0%
PIE Industrial BHD	191,400	$58

Malta — 0.0%
BGP Holdings *(B)	198,683	–

Mexico — 0.6%
Arca Continental SAB de CV	1,940,380	8,473
Becle SAB de CV	1,481,400	2,832
Grupo Financiero Banorte SAB de CV, Cl O *	1,077,720	3,709
Wal-Mart de Mexico SAB de CV	2,517,400	5,989

		21,003

Netherlands — 5.8%
Aalberts NV (A)	44,615	1,477
Aegon NV	802,552	2,408
AerCap Holdings NV *	67,333	2,074
Akzo Nobel NV	324,062	29,246
Altice Europe NV *	132,765	517
Arcadis NV	26,727	485
ArcelorMittal SA	299,342	3,210
ASML Holding NV	37,084	13,698
ASR Nederland NV	180,815	5,595
Galapagos NV *	31,525	6,198
Heineken Holding NV	49,620	4,092
Heineken NV	81,111	7,510
ING Groep NV	4,872,361	34,077
James Hardie Industries PLC	70,581	1,362
Koninklijke Ahold Delhaize NV	587,859	16,084
Koninklijke DSM NV	100,606	14,003
Koninklijke Philips NV	419,060	19,652
Koninklijke Vopak NV	3,233	171
NN Group NV	132,632	4,463
NXP Semiconductors NV	52,339	5,969
PostNL NV	967,598	2,091
Randstad NV	143,200	6,434
Royal Dutch Shell PLC ADR, Cl B	429,732	13,085
Unilever NV	61,388	3,275
Wolters Kluwer NV	328,272	25,750

		222,926

New Zealand — 0.1%
Air New Zealand Ltd (A)	310,008	266
Fisher & Paykel Healthcare Corp Ltd	145,610	3,327
Meridian Energy Ltd	39,886	124

		3,717

Norway — 1.9%
Adevinta ASA, Cl B *	287,349	2,899
Aker BioMarine AS *	350,435	4,208
Atlantic Sapphire ASA *	2,275,092	29,794
Equinor ASA	544,173	7,763
Gjensidige Forsikring ASA	23,275	429
Kahoot! AS *(A)	4,279,644	14,196
Kalera AS *	5,998,813	10,466

SEI Institutional International Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mowi ASA	48,646	$924
Orkla ASA	19,622	172
Vaccibody AS *	224,719	3,424

		74,275

Portugal — 0.1%
EDP - Energias de Portugal SA	317,966	1,519
Jeronimo Martins SGPS SA	95,437	1,671

		3,190

Singapore — 0.7%
City Developments Ltd	1,883,900	11,447
DBS Group Holdings Ltd	490,400	7,345
Hong Leong Finance Ltd	68,524	123
Mapletree Commercial Trust	332,900	464
Oversea-Chinese Banking Corp Ltd	1,022,635	6,635
UOL Group Ltd	90,600	442
Wilmar International Ltd	189,200	556

		27,012

South Africa — 0.0%
DataTec Ltd	100,188	153
Investec PLC (A)	416,323	833

		986

South Korea — 1.7%
BNK Financial Group Inc	341,203	1,424
Kangwon Land Inc	356,167	6,405
KT Corp ADR	432,095	4,209
Kumho Petrochemical Co Ltd	101,720	6,329
LG Electronics Inc	48,203	2,552
LMS Co Ltd/South Korea	37,789	318
NCSoft Corp	2,016	1,496
Samsung Electronics Co Ltd	418,556	18,568
SK Telecom Co Ltd	54,848	9,666
SK Telecom Co Ltd ADR	787,189	15,208

		66,175

Spain — 1.5%
Aena SME SA	29,915	4,007
Amadeus IT Group SA, Cl A	247,203	12,926
Banco Bilbao Vizcaya Argentaria SA	2,283,294	7,892
Banco Santander SA	3,802,858	9,324
CaixaBank SA	3,293,485	7,076
Cellnex Telecom SA	42,564	2,603
Cia de Distribucion Integral Logista Holdings SA	57,814	1,083
Endesa SA (A)	119,702	2,956
Ferrovial SA	74,960	2,000
Grifols SA	19,061	581
Unicaja Banco SA	11,477,455	5,914

		56,362

Sweden — 2.1%
Assa Abloy AB, Cl B	354,903	7,279

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlas Copco AB, Cl A	262,068	$11,166
Atlas Copco AB, Cl B	17,723	656
Axfood AB	53,152	1,163
Betsson AB	124,312	872
Byggmax Group AB	148,444	704
Elanders AB, Cl B	3,872	22
Epiroc AB, Cl A	111,449	1,396
Epiroc AB, Cl B	72,504	890
Essity AB, Cl B	306,320	9,915
Getinge AB, Cl B	131,282	2,451
Hennes & Mauritz AB, Cl B	159,502	2,332
ICA Gruppen AB *	104,794	4,980
Industrivarden AB, Cl C	17,235	393
Investor AB, Cl B	23,128	1,229
L E Lundbergforetagen AB, Cl B	14,039	641
NCC AB, Cl B	151,777	2,467
Sandvik AB	182,586	3,456
Skanska AB, Cl B	59,364	1,213
SKF AB, Cl B	218,502	4,100
Swedbank AB, Cl A	177,955	2,285
Swedish Match AB	184,533	13,024
Tele2 AB, Cl B	21,047	280
Telefonaktiebolaget LM Ericsson, Cl B	362,723	3,364
Volvo AB, Cl B	230,302	3,627

		79,905

Switzerland — 9.7%
ABB Ltd	957,223	21,708
Adecco Group AG	352,505	16,678
Alcon Inc	186,979	10,824
Baloise Holding AG	10,010	1,507
Barry Callebaut AG	585	1,119
Chocoladefabriken Lindt & Spruengli AG	228	2,893
Cie Financiere Richemont SA	328,433	21,146
Coca-Cola HBC AG	449,761	11,304
Credit Suisse Group AG *	622,730	6,519
dormakaba Holding AG	2,588	1,418
EMS-Chemie Holding AG	222	173
Geberit AG	1,715	862
Givaudan SA	650	2,432
Julius Baer Group Ltd *	130,230	5,511
Kuehne + Nagel International AG	2,342	392
Logitech International SA	8,706	569
Lonza Group AG	14,440	7,652
Nestle SA	278,766	30,913
Novartis AG	621,720	54,419
Partners Group Holding AG	9,411	8,579
Roche Holding AG	168,074	58,537
Schindler Holding AG	21,416	5,098
SGS SA	2,295	5,642
SIG Combibloc Group AG	415,398	6,743
Sika AG	71,086	13,759

6	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sonova Holding AG *	54,737	$10,958
Straumann Holding AG	900	778
Swatch Group AG/The	36,836	7,389
Swiss Life Holding AG	23,946	8,919
Swiss Prime Site AG	22,921	2,132
Swiss Re AG	55,094	4,281
Swisscom AG	2,475	1,300
Tecan Group AG	3,228	1,147
Temenos AG	28,687	4,495
UBS Group AG *	2,237,480	25,939
Zurich Insurance Group AG	15,557	5,510

		369,245

Taiwan — 1.5%
Acter Group Corp Ltd	76,000	539
Chicony Electronics Co Ltd	570,000	1,646
Chipmos Technologies Inc *	1,201,000	1,386
Compal Electronics Inc	2,005,000	1,309
eGalax_eMPIA Technology Inc	406,000	857
Foxconn Technology Co Ltd	605,000	1,160
Global Mixed Mode Technology Inc	91,000	492
Hon Hai Precision Industry Co Ltd	2,283,000	6,689
Kindom Development Co Ltd	351,000	372
Lite-On Technology Corp	2,332,000	3,660
MediaTek Inc	752,000	14,833
Micro-Star International Co Ltd	423,000	1,546
Mirle Automation Corp	624,000	825
Simplo Technology Co Ltd	246,000	2,669
Sitronix Technology Corp	173,000	911
Supreme Electronics Co Ltd	688,000	697
Synnex Technology International Corp	1,787,000	2,525
Taiwan Semiconductor Manufacturing Co
Ltd ADR	228,545	12,975
Topco Scientific Co Ltd	219,000	814
TXC Corp	563,000	1,224

		57,129

Turkey — 0.0%
Turkiye Halk Bankasi AS (A)	1,180,311	1,111

United Arab Emirates — 0.0%
Abu Dhabi Islamic Bank PJSC	432,296	435

United Kingdom — 12.5%
3i Group PLC	185,977	1,921
Admiral Group PLC	17,903	508
Aggreko PLC	165,796	910
Anglo American PLC	256,189	5,982
Antofagasta PLC	15,937	185
Ashtead Group PLC	71,237	2,406
Associated British Foods PLC	29,245	693
AstraZeneca PLC	83,724	8,761
AVEVA Group PLC	12,837	652
Aviva PLC	3,496,517	11,898

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
B&M European Value Retail SA	1,371,015	$6,749
BAE Systems PLC	145,306	871
Balfour Beatty PLC	2,108,434	6,814
Barclays PLC	14,342,344	20,337
Barratt Developments PLC	1,197,601	7,391
BHP Group PLC	541,650	11,156
BP PLC	2,195,083	8,399
British American Tobacco PLC	442,555	17,031
BT Group PLC, Cl A	1,904,952	2,704
Bunzl PLC	432,116	11,618
Compass Group PLC	665,687	9,194
Computacenter PLC	62,379	1,266
CRH PLC	270,211	9,256
Croda International PLC	17,639	1,148
Dart Group PLC	61,134	636
DCC PLC	119,940	10,015
Diageo PLC	114,927	3,813
Dialog Semiconductor PLC *	45,565	2,098
easyJet PLC	464,137	3,921
Electrocomponents PLC	861,430	7,173
Evraz PLC	1,119,775	4,030
Ferguson PLC	168,840	13,782
Ferrexpo PLC	524,939	1,129
Fevertree Drinks PLC	283,292	7,197
GlaxoSmithKline PLC	670,993	13,616
GVC Holdings PLC	19,876	182
Halma PLC	61,890	1,765
Hays PLC	1,583,408	2,340
Howden Joinery Group PLC	244,560	1,678
HSBC Holdings PLC	68,570	321
Imperial Brands PLC	100,603	1,919
Inchcape PLC	205,091	1,243
Indivior PLC *	568,551	583
InterContinental Hotels Group PLC	4,226	187
International Consolidated Airlines Group SA	717,328	1,994
Intertek Group PLC	23,894	1,613
Investec PLC	657,648	1,321
J Sainsbury PLC	960,913	2,475
JD Sports Fashion PLC	14,985	116
Johnson Matthey PLC	158,354	4,125
Keywords Studios PLC	73,666	1,658
Kingfisher PLC	4,348,234	11,862
Kingspan Group PLC	11,870	771
Legal & General Group PLC	3,008,952	8,208
London Stock Exchange Group PLC	146,059	15,126
M&G PLC	758,648	1,576
Melrose Industries PLC	896,379	1,276
Micro Focus International PLC	382,051	2,039
National Grid PLC	974,019	11,939
Ninety One PLC *(A)	353,463	905
Ocado Group PLC *	5,768	145
Pagegroup PLC	97,734	459

SEI Institutional International Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pearson PLC	27,694	$197
Prudential PLC	1,622,665	24,551
QinetiQ Group PLC	171,097	629
Reckitt Benckiser Group PLC	101,501	9,316
RELX PLC	1,094,562	25,420
Rentokil Initial PLC	912,076	5,759
Rightmove PLC	663,224	4,496
Rio Tinto PLC ADR	79,425	4,462
Rolls-Royce Holdings PLC	3,302,131	11,632
Royal Bank of Scotland Group PLC	7,503,686	11,353
Royal Mail PLC	646,648	1,458
RSA Insurance Group PLC	56,868	289
Sage Group PLC/The	98,271	818
Schroders PLC	22,001	804
Segro PLC ‡	191,650	2,122
Severn Trent PLC	26,384	809
Smith & Nephew PLC	821,923	15,373
Smiths Group PLC	36,581	641
Smurfit Kappa Group PLC	101,952	3,411
Spectris PLC	125,288	3,910
Spirax-Sarco Engineering PLC	11,027	1,364
St James’s Place PLC	408,356	4,829
Standard Life Aberdeen PLC	398,581	1,324
Tate & Lyle PLC	239,520	1,979
Taylor Wimpey PLC	2,771,903	4,916
Tesco PLC	4,941,464	13,947
Unilever PLC	36,791	1,980
Vodafone Group PLC	14,896,493	23,702
WH Smith PLC	226,366	3,079
Wm Morrison Supermarkets PLC	171,009	404

		478,060

United States — 5.2%
Accenture PLC, Cl A	67,546	14,503
Aon PLC, Cl A	39,866	7,678
ASML Holding NV, Cl G	35,225	12,964
Atlassian Corp PLC, Cl A *	41,302	7,445
Autoliv Inc	8,286	535
Avita Therapeutics Inc *	502,116	15,335
Axis Capital Holdings Ltd	308,388	12,508
Axonics Modulation Technologies Inc *	239,966	8,425
Biohaven Pharmaceutical Holding Co Ltd *	64,534	4,718
Coca-Cola European Partners PLC	142,173	5,368
Flex Ltd *	1,018,773	10,442
Lululemon Athletica Inc *	65,657	20,486
Mettler-Toledo International Inc *	10,220	8,233
Microsoft Corp	7,217	1,469
Nomad Foods Ltd *	320,168	6,868
Oncocyte Corp *	1,872,964	3,577
ResMed Inc	76,878	14,761

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sensata Technologies Holding PLC *	59,813	$2,227
Shopify Inc, Cl A *	24,715	23,459
STERIS PLC	56,651	8,693
Wix.com Ltd *	28,497	7,301

		196,995

Total Common Stock (Cost $3,404,969) ($ Thousands)		3,659,382

PREFERRED STOCK — 1.8%
Germany — 1.3%
FUCHS PETROLUB SE (C)	4,122	166
Henkel AG & Co KGaA (C)	97,580	9,094
Sartorius AG (C)	3,953	1,308
Volkswagen AG * (C)	250,001	38,211

		48,779

South Korea — 0.5%
Hyundai Motor Co (C)	132,660	6,128
Samsung Electronics Co Ltd (C)	381,858	14,892

		21,020

Total Preferred Stock (Cost $72,143) ($ Thousands)		69,799

	Number of Rights

RIGHTS — 0.0%
Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡	5,445	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 1.8%
SEI Liquidity Fund, L.P. 0.190% **(D)	66,622,209	66,656

Total Affiliated Partnership (Cost $66,642) ($ Thousands)		66,656

Total Investments in Securities — 99.4% (Cost $3,543,754) ($ Thousands)		$3,795,837

8	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Equity Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
SPI 200 Index	2	Sep-2020	$207	$203	$(2)
TOPIX Index	4	Sep-2020	598	578	(11)

			$805	$781	$(13)

Percentages are based on Net Assets of $3,817,992 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2020.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $62,092 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $66,656 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPI — Share Price Index

TOPIX - Tokyo Price Index

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,625,789	33,593	–	3,659,382
Preferred Stock	69,799	–	–	69,799
Rights	–	–	–	–
Affiliated Partnership	–	66,656	–	66,656

Total Investments in Securities	3,695,588	100,249	–	3,795,837

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(13)	–	–	(13)

Total Other Financial Instruments	(13)	–	–	(13)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2020, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$122,509	$582,228	$(638,106)	$18	$7	$66,656	66,622,209	$861	$ —
SEI Daily Income Trust, Government Fund, Cl F	83,730	164,946	(248,676)	—	—	—	—	436	—

Totals	$206,239	$747,174	$(886,782)	$18	$7	$66,656		$1,297	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

SEI Institutional International Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%
Argentina — 0.4%
MercadoLibre Inc *	6,210	$6,122

Austria — 0.1%
Erste Group Bank AG *	85,983	2,035

Brazil — 4.6%
Ambev SA	724,600	1,885
Arezzo Industria e Comercio SA	118,000	1,023
Atacadao SA	696,013	2,536
B3 SA - Brasil Bolsa Balcao	601,820	6,104
Banco Bradesco SA ADR	870,509	3,317
Banco do Brasil SA	477,613	2,805
Banco Santander Brasil SA	294,800	1,522
BRF SA *	483,253	1,896
CCR SA	511,200	1,353
Cia de Saneamento Basico do Estado de Sao Paulo ADR	51,414	540
Cia de Saneamento do Parana	132,783	765
Cosan Ltd, Cl A	32,486	489
Cosan SA	256,721	3,358
CPFL Energia SA *	133,655	750
Cyrela Brazil Realty SA Empreendimentos e Participacoes	273,398	1,155
Duratex SA	428,200	1,006
Energisa SA	455,268	4,122
Gerdau SA ADR (A)	604,235	1,789
Grupo SBF SA *	205,975	1,233
Hypera SA	345,062	2,093
JBS SA	268,880	1,046
Lojas Renner SA	111,100	853
Notre Dame Intermedica Participacoes SA	258,677	3,225
Petrobras Distribuidora SA	298,489	1,168
Petroleo Brasileiro SA	21,549	178
Petroleo Brasileiro SA ADR	1,036,048	8,568
Porto Seguro SA	78,057	726
Qualicorp Consultoria e Corretora de Seguros SA	132,618	704
Rumo SA *	2,220,232	9,114
SLC Agricola SA *	130,921	567
Suzano SA	55,400	373
Telefonica Brasil SA ADR	77,006	682
TIM Participacoes SA ADR	42,119	545
TOTVS SA	519,357	2,213
Transmissora Alianca de Energia Eletrica SA	49,707	258
Vale SA ADR, Cl B	202,607	2,089
WEG SA	81,666	764
YDUQS Participacoes SA	125,688	778

		73,592

Canada — 0.9%
First Quantum Minerals Ltd	1,496,997	11,892
Pan American Silver Corp	52,557	1,597

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Parex Resources Inc *	140,397	$1,687

		15,176

Chile — 0.2%
Banco Santander Chile ADR	30,666	503
Enel Chile SA	15,439,414	1,155
Falabella SA	227,607	721
Sociedad Quimica y Minera de Chile SA ADR (A)	35,993	939

		3,318

China — 25.3%

Communication Services — 7.8%
Baidu Inc ADR *	27,070	3,245
Focus Media Information Technology Co Ltd, Cl A	4,688,841	3,701
JOYY Inc ADR *	54,181	4,798
Momo Inc ADR	171,716	3,002
NetEase Inc ADR	35,497	15,242
Tencent Holdings Ltd	1,356,477	87,468
Tencent Music Entertainment Group ADR *	105,400	1,419
Weibo Corp ADR *	29,983	1,007
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	657,900	4,354

		124,236

Consumer Discretionary — 7.7%
Alibaba Group Holding Ltd ADR *	318,280	68,653
ANTA Sports Products Ltd	68,000	606
Baozun Inc ADR *(A)	105,271	4,048
Bosideng International Holdings Ltd	1,972,855	619
Chow Tai Seng Jewellery Co Ltd, Cl A	503,293	1,579
Hangzhou Robam Appliances Co Ltd, Cl A	1,279,350	5,648
Huazhu Group Ltd ADR	22,384	785
JD.com Inc ADR *	189,226	11,387
New Oriental Education & Technology Group Inc ADR *	31,160	4,058
Pinduoduo Inc ADR *	14,462	1,241
Shenzhou International Group Holdings Ltd	45,700	554
Suofeiya Home Collection Co Ltd, Cl A	801,649	2,743
TAL Education Group ADR *	10,445	714
Trip.com Group Ltd ADR *	135,528	3,513
Vipshop Holdings Ltd ADR *	101,945	2,030
Yum China Holdings Inc	32,660	1,570
Zhongsheng Group Holdings Ltd	2,356,867	13,211

		122,959

Consumer Staples — 0.9%
Angel Yeast Co Ltd, Cl A	245,400	1,720
Kweichow Moutai Co Ltd, Cl A	10,400	2,153
Tsingtao Brewery Co Ltd, Cl H	132,000	997
Uni-President China Holdings Ltd	646,000	647
Wens Foodstuffs Group Co Ltd	1,008,819	3,118
Wuliangye Yibin Co Ltd, Cl A	166,000	4,021

SEI Institutional International Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yonghui Superstores Co Ltd, Cl A	1,714,900	$2,275

		14,931

Energy — 0.3%
China Oilfield Services Ltd, Cl H	810,000	731
Offshore Oil Engineering Co Ltd, Cl A	3,604,792	2,323
Yantai Jereh Oilfield Services Group Co Ltd, Cl A	465,497	2,052

		5,106

Financials — 4.0%
Agricultural Bank of China Ltd, Cl H	8,762,000	3,528
Bank of China Ltd, Cl H	12,791,472	4,742
China Construction Bank Corp, Cl H	16,839,328	13,665
China Life Insurance Co Ltd, Cl H	1,233,498	2,477
China Merchants Bank Co Ltd, Cl H	834,966	3,854
CITIC Securities Co Ltd, Cl H	327,000	622
Industrial & Commercial Bank of China Ltd, Cl H	19,009,619	11,544
Jiangsu Changshu Rural Commercial Bank Co Ltd, Cl A *	1,900,074	2,020
Ping An Insurance Group Co of China Ltd, Cl A	77,500	783
Ping An Insurance Group Co of China Ltd, Cl H	2,031,504	20,395

		63,630

Health Care — 1.0%
Chongqing Zhifei Biological Products Co Ltd, Cl A *	337,400	4,786
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	522,100	1,553
Sinopharm Group Co Ltd, Cl H	1,710,454	4,398
Zai Lab Ltd ADR *	8,078	663
Zhejiang NHU Co Ltd, Cl A	1,074,369	4,447

		15,847

Industrials — 1.6%
China Communications Services Corp Ltd, Cl H	779,332	487
China Lesso Group Holdings Ltd	2,184,000	2,852
CRRC Corp Ltd	1,814,762	769
NARI Technology Co Ltd, Cl A	1,057,083	3,044
Shenzhen Inovance Technology Co Ltd, Cl A	282,200	1,521
Sinotruk Hong Kong Ltd	1,463,580	3,804
Zhejiang Expressway Co Ltd, Cl H	6,548,000	4,649
Zhejiang Weixing New Building Materials Co Ltd, Cl A	954,285	1,574
Zhuzhou CRRC Times Electric Co Ltd, Cl H	327,400	836
ZTO Express Cayman Inc ADR	149,542	5,490

		25,026

Information Technology — 1.1%
Beijing Sinnet Technology Co Ltd, Cl A	1,342,247	4,963
Beijing Thunisoft Corp Ltd, Cl A	345,714	1,382
Chaozhou Three-Circle Group Co Ltd, Cl A	278,926	1,095

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kingdee International Software Group Co Ltd	506,000	$1,188
Sangfor Technologies Inc, Cl A	139,691	4,073
Shenzhen Sunway Communication Co Ltd, Cl A	564,590	4,246

		16,947

Materials — 0.7%
Anhui Conch Cement Co Ltd, Cl H	1,019,963	6,874
China National Building Material Co Ltd, Cl H	1,084,733	1,156
Huaxin Cement Co Ltd, Cl A *	272,500	917
Zhejiang Huayou Cobalt Co Ltd, Cl A *	384,413	2,116

		11,063

Real Estate — 0.2%
Country Garden Holdings Co Ltd	482,000	594
KWG Group Holdings Ltd	1,541,803	2,597
Longfor Group Holdings Ltd	163,697	781

		3,972

		403,717

Colombia — 0.2%
Bancolombia SA ADR, Cl R	76,005	2,000
Ecopetrol SA ADR	73,423	817

		2,817

Cyprus — 0.1%
TCS Group Holding PLC GDR	76,983	1,571

Czech Republic — 0.2%
Moneta Money Bank AS	1,201,812	2,727

Denmark — 0.1%
Carlsberg A/S ADR, Cl B	47,700	1,260

Egypt — 0.1%
Commercial International Bank Egypt SAE	525,769	2,106

Germany — 0.3%
Delivery Hero SE *	47,769	4,953

Greece — 0.4%
Eurobank Ergasias Services and Holdings SA*	5,653,895	2,619
Hellenic Telecommunications Organization SA	62,188	841
JUMBO SA	25,080	451
OPAP SA	214,697	2,042

		5,953

Hong Kong — 9.6%
3SBio Inc *	2,542,000	3,253
AIA Group Ltd	442,400	4,136
A-Living Services Co Ltd, Cl H	1,424,687	7,242
ASM Pacific Technology Ltd	291,600	3,101
AviChina Industry & Technology Co Ltd, Cl H	1,455,000	665
BAIC Motor Corp Ltd, Cl H	9,312,000	4,064
Beijing Enterprises Holdings Ltd	914,000	3,066

2	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Beijing Enterprises Water Group Ltd	3,576,000	$1,399
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	10
China Conch Venture Holdings Ltd	359,000	1,523
China Education Group Holdings Ltd	1,150,000	1,858
China Everbright Bank Co Ltd, Cl H	1,181,611	446
China Gas Holdings Ltd	1,358,800	4,189
China High Precision Automation Group Ltd *	1,385,624	–
China Medical System Holdings Ltd	2,180,000	2,589
China Meidong Auto Holdings Ltd	284,000	702
China Mobile Ltd	1,286,909	8,735
China Resources Beer Holdings Co Ltd	173,465	970
China Resources Cement Holdings Ltd	1,010,203	1,241
China Resources Gas Group Ltd	129,560	633
China Resources Land Ltd	426,000	1,614
China State Construction International Holdings Ltd	2,607,123	1,528
China Taiping Insurance Holdings Co Ltd	482,400	776
China Yongda Automobiles Services Holdings Ltd	591,500	719
Chinasoft International Ltd	1,530,004	844
CNOOC Ltd	9,879,462	10,927
Country Garden Services Holdings Co Ltd	290,801	1,360
Far East Horizon Ltd	705,884	600
Galaxy Entertainment Group Ltd	112,800	768
Geely Automobile Holdings Ltd	2,930,000	4,627
Haier Electronics Group Co Ltd	1,039,407	3,149
Hansoh Pharmaceutical Group Co Ltd *	150,000	713
Hong Kong Exchanges & Clearing Ltd	136,100	5,822
Huatai Securities Co Ltd, Cl H	2,561,200	4,101
Innovent Biologics Inc *	126,000	942
JD.com Inc, Cl A *	89,250	2,669
Kaisa Group Holdings Ltd	1,557,000	593
Kingboard Laminates Holdings Ltd	1,387,500	1,405
Kunlun Energy Co Ltd	1,260,000	824
Li Ning Co Ltd	923,840	2,972
Link REIT ‡	390,438	3,195
Livzon Pharmaceutical Group Inc, Cl H	125,072	635
Logan Group Co Ltd	4,104,000	7,329
Lonking Holdings Ltd	2,166,000	659
Luye Pharma Group Ltd (A)	1,261,500	777
Meituan Dianping, Cl B *	402,938	8,991
Minth Group Ltd	762,000	2,177
Nine Dragons Paper Holdings Ltd	717,070	653
Q Technology Group Co Ltd (A)	603,000	793
Shenzhen International Holdings Ltd	382,500	613
Shimao Group Holdings Ltd	221,498	941
Sino Biopharmaceutical Ltd	564,846	1,068
SJM Holdings Ltd	3,235,000	3,612
Sun Art Retail Group Ltd	486,887	836
Sunac China Holdings Ltd	298,909	1,257
Sunny Optical Technology Group Co Ltd	509,000	8,178
Techtronic Industries Co Ltd	193,925	1,913

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tianneng Power International Ltd (A)	514,000	$878
Times China Holdings Ltd	300,371	559
Topsports International Holdings Ltd	763,000	977
United Laboratories International Holdings Ltd/The (A)	668,602	581
West China Cement Ltd	2,948,000	542
Wuxi Biologics Cayman Inc *	70,361	1,294
Xiabuxiabu Catering Management China Holdings Co Ltd (A)	1,246,000	1,237
Xiaomi Corp, Cl B *	567,600	945
Xinyi Glass Holdings Ltd	1,580,000	1,937
Yihai International Holding Ltd	83,000	853
ZhongAn Online P&C Insurance Co Ltd, Cl H *(A)	450,800	2,247
Zoomlion Heavy Industry Science and Technology Co Ltd	1,714,710	1,327

		153,779

Hungary — 0.6%
OTP Bank Nyrt	31,531	1,107
Richter Gedeon Nyrt	376,491	7,778

		8,885

India — 8.1%
Alembic Pharmaceuticals Ltd	87,416	1,053
Ambuja Cements Ltd	274,909	703
Apollo Hospitals Enterprise Ltd	112,256	2,004
Bata India Ltd	48,113	830
Bharti Airtel Ltd *	464,176	3,448
Dr Reddy’s Laboratories Ltd ADR	25,380	1,345
Escorts Ltd	211,960	2,914
HCL Technologies Ltd	347,913	2,571
HDFC Bank Ltd	349,461	4,912
HDFC Bank Ltd ADR	71,400	3,246
Hero MotoCorp Ltd	140,953	4,743
Hindalco Industries Ltd	379,893	734
Hindustan Unilever Ltd	80,880	2,329
Housing Development Finance Corp Ltd	420,820	9,771
ICICI Bank Ltd	2,035,902	9,555
ICICI Bank Ltd ADR	483,251	4,489
ICICI Lombard General Insurance Co Ltd	187,287	3,134
Infosys Ltd	463,430	4,542
Infosys Ltd ADR	265,853	2,568
Ipca Laboratories Ltd	36,366	807
ITC Ltd	3,677,230	9,479
JM Financial Ltd	528,780	483
LIC Housing Finance Ltd	194,234	677
Mahindra & Mahindra Ltd	282,139	1,903
Manappuram Finance Ltd	516,889	1,034
Metropolis Healthcare Ltd	66,204	1,186
Motherson Sumi Systems Ltd	1,397,693	1,751
Mphasis Ltd	135,743	1,577
Multi Commodity Exchange of India Ltd	127,988	2,165

SEI Institutional International Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Muthoot Finance Ltd	115,536	$1,644
Petronet LNG Ltd	257,849	878
Power Grid Corp of India Ltd	367,533	850
Reliance Industries Ltd	739,013	16,560
SBI Cards & Payment Services Ltd	97,142	812
Shriram Transport Finance Co Ltd	194,903	1,776
Spandana Sphoorty Financial Ltd *	100,930	738
Tata Consultancy Services Ltd	254,430	6,992
Torrent Pharmaceuticals Ltd	25,055	789
UltraTech Cement Ltd	55,843	2,872
United Breweries Ltd	120,102	1,648
United Spirits Ltd *	253,792	1,991
UPL Ltd *	460,510	2,596
Vedanta Ltd	518,151	730
WNS Holdings Ltd ADR *	17,029	936
Zee Entertainment Enterprises Ltd	710,339	1,613

		129,378

Indonesia — 0.8%
Ace Hardware Indonesia Tbk PT *	15,522,300	1,643
Astra International Tbk PT	2,483,700	837
Bank Central Asia Tbk PT	1,730,867	3,456
Bank Negara Indonesia Persero Tbk PT	1,768,400	568
Bank Rakyat Indonesia Persero Tbk PT	22,389,205	4,788
Indofood Sukses Makmur Tbk PT *	2,458,477	1,124
Kalbe Farma Tbk PT	8,412,200	861
Map Aktif Adiperkasa PT *	458,200	81

		13,358

Malaysia — 0.5%
Dialog Group Bhd	832,400	704
Frontken Corp Bhd	1,091,900	646
Inari Amertron Bhd	5,267,575	2,105
Kossan Rubber Industries	561,200	1,123
MISC Bhd	193,347	347
RHB Bank Bhd	2,319,800	2,603

		7,528

Mexico — 1.5%
America Movil SAB de CV ADR, Cl L	202,443	2,569
Arca Continental SAB de CV	133,800	584
Fibra Uno Administracion SA de CV	401,100	316
Fomento Economico Mexicano SAB de CV	497,929	3,074
Gruma SAB de CV, Cl B	371,696	4,008
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	151,300	1,086
Grupo Aeroportuario del Sureste SAB de CV ADR *	4,203	472
Grupo Aeroportuario del Sureste SAB de CV, Cl B *	34,680	386
Grupo Financiero Banorte SAB de CV, Cl O *	1,562,255	5,377
Grupo Mexico SAB de CV, Ser B	1,273,684	2,943
Infraestructura Energetica Nova SAB de CV	136,200	390
Orbia Advance Corp SAB de CV	536,072	788

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Promotora y Operadora de Infraestructura SAB de CV *	82,200	$591
Qualitas Controladora SAB de CV	191,603	750
Wal-Mart de Mexico SAB de CV	528,889	1,258

		24,592

Netherlands — 0.2%
Prosus NV *	42,595	3,972

Panama — 0.1%
Copa Holdings SA, Cl A	42,498	2,149

Peru — 0.4%
Credicorp Ltd	41,807	5,588

Philippines — 0.5%
Ayala Land Inc	308,200	210
BDO Unibank Inc	1,345,455	2,660
First Gen Corp	783,754	387
Globe Telecom Inc	38,040	1,581
International Container Terminal Services Inc	698,958	1,444
Metropolitan Bank & Trust Co	2,341,944	1,752

		8,034

Poland — 0.8%
Dino Polska SA *	150,862	7,680
Grupa Lotos SA	50,448	769
Polski Koncern Naftowy ORLEN SA	31,231	496
Powszechny Zaklad Ubezpieczen SA	474,574	3,483

		12,428

Portugal — 0.1%
Jeronimo Martins SGPS SA	53,351	934

Qatar — 0.2%
Commercial Bank PSQC/The	420,581	439
Masraf Al Rayan QSC	782,506	821
Qatar Gas Transport Co Ltd	1,069,057	765
Qatar National Bank QPSC	330,342	1,579

		3,604

Russia — 3.9%
Detsky Mir PJSC	1,276,591	1,802
Gazprom PJSC	708,130	1,920
Gazprom PJSC ADR	218,365	1,184
LUKOIL PJSC ADR	214,323	15,938
Magnit GDR *	87,369	987
Mail.Ru Group Ltd GDR *	155,152	3,452
MMC Norilsk Nickel PJSC ADR	57,450	1,513
Novatek PJSC GDR	751	107
Sberbank of Russia PJSC	556,572	1,584
Sberbank of Russia PJSC ADR *	1,331,586	15,105
X5 Retail Group NV GDR	64,741	2,301
Yandex NV, Cl A *	342,124	17,113

		63,006

4	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saudi Arabia — 0.3%
Al Rajhi Bank	140,498	$2,122
Arab National Bank	85,784	435
Riyad Bank	88,377	397
Samba Financial Group	127,127	911
Saudi Arabian Fertilizer Co	73,780	1,467

		5,332

South Africa — 3.5%
Absa Group Ltd	148,252	734
AngloGold Ashanti Ltd	59,215	1,728
AngloGold Ashanti Ltd ADR (A)	235,784	6,953
Bid Corp Ltd	167,828	2,743
Bidvest Group Ltd/The	42,195	345
Capitec Bank Holdings Ltd	91,018	4,520
FirstRand Ltd	2,778,653	6,127
Gold Fields Ltd ADR	87,860	826
Impala Platinum Holdings Ltd	157,107	1,055
JSE Ltd	193,854	1,358
Kumba Iron Ore Ltd	20,143	542
Mediclinic International PLC	190,802	631
Mr Price Group Ltd	508,083	4,198
MultiChoice Group	108,913	666
Naspers Ltd, Cl N	91,227	16,695
Nedbank Group Ltd	86,105	506
Old Mutual Ltd	2,120,785	1,476
RMB Holdings Ltd	724,589	69
Sanlam Ltd	216,409	737
SPAR Group Ltd/The	53,999	535
Standard Bank Group Ltd	596,543	3,557
Woolworths Holdings Ltd/South Africa	352,776	674

		56,675

South Korea — 12.6%
BGF retail Co Ltd	13,442	1,553
Celltrion Healthcare Co Ltd *	6,013	548
Celltrion Inc *	7,812	1,995
Chong Kun Dang Pharmaceutical Corp	7,769	701
CJ CheilJedang Corp	2,976	812
CJ ENM Co Ltd	84,226	7,815
Com2uSCorp	29,920	2,936
Coway Co Ltd	64,235	3,859
Daelim Industrial Co Ltd	10,636	730
DB HiTek Co Ltd	40,164	968
DB Insurance Co Ltd	22,093	787
DoubleUGames Co Ltd	14,651	975
Douzone Bizon Co Ltd	14,738	1,260
GS Holdings Corp	64,038	1,939
Hana Financial Group Inc	123,087	2,801
Hite Jinro Co Ltd	22,928	841
Hotel Shilla Co Ltd	2,086	124
Hugel Inc *	1,285	507
Hyundai Department Store Co Ltd	14,893	701

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hyundai Marine & Fire Insurance Co Ltd	24,149	$461
Hyundai Motor Co	10,141	833
Iljin Materials Co Ltd	40,497	1,694
Kakao Corp	26,603	5,970
Kangwon Land Inc	84,771	1,524
KB Financial Group Inc	65,180	1,856
Kia Motors Corp	104,867	2,824
Kumho Petrochemical Co Ltd	12,870	801
LG Chem Ltd	16,468	6,760
LG Corp	51,996	3,076
LG Electronics Inc	23,765	1,258
LG Household & Health Care Ltd	1,576	1,769
LG Innotek Co Ltd	9,473	1,395
Meritz Securities Co Ltd	237,662	603
NAVER Corp	27,507	6,155
NCSoft Corp	23,194	17,211
NHN Corp *	4,926	341
NongShim Co Ltd	2,775	845
Orion Corp/Republic of Korea	50,608	5,644
POSCO ADR	18,699	693
Posco International Corp	59,658	698
Samsung Biologics Co Ltd *	5,525	3,586
Samsung C&T Corp	10,055	979
Samsung Electro-Mechanics Co Ltd	33,580	3,650
Samsung Electronics Co Ltd	1,525,193	67,660
Samsung Engineering Co Ltd *	67,144	690
Samsung SDI Co Ltd	8,903	2,726
Shinhan Financial Group Co Ltd	30,500	735
SK Holdings Co Ltd	6,394	1,561
SK Hynix Inc	205,670	14,666
SK Telecom Co Ltd	27,007	4,760
Ssangyong Cement Industrial Co Ltd	162,404	691
WONIK IPS Co Ltd	129,705	3,887
Yuhan Corp	20,407	862

		200,716

Switzerland — 0.1%
Wizz Air Holdings Plc *	33,675	1,397

Taiwan — 13.4%
Accton Technology Corp	971,200	7,533
Airtac International Group	183,000	3,219
ASE Technology Holding Co Ltd	1,316,372	3,035
Asia Cement Corp	2,374,000	3,509
ASMedia Technology Inc	54,000	2,664
Asustek Computer Inc	165,862	1,219
Bizlink Holding Inc	465,000	3,332
Casetek Holdings Ltd *	226,000	506
Catcher Technology Co Ltd	504,040	3,812
Cathay Financial Holding Co Ltd	989,000	1,403
Chailease Holding Co Ltd	1,655,680	7,017
Chilisin Electronics Corp	418,000	1,280
Chroma ATE Inc	670,000	3,465

SEI Institutional International Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chunghwa Telecom Co Ltd	245,000	$973
Compeq Manufacturing Co Ltd	478,000	779
CTBC Financial Holding Co Ltd	6,489,688	4,480
Delta Electronics Inc	526,000	2,999
Elite Material Co Ltd	421,400	2,287
eMemory Technology Inc	118,200	1,980
Fubon Financial Holding Co Ltd	2,822,000	4,207
Globalwafers Co Ltd	232,000	3,195
Hiwin Technologies Corp	615,019	6,134
Hon Hai Precision Industry Co Ltd	479,000	1,403
Hotai Motor Co Ltd	25,000	597
Kinsus Interconnect Technology Corp	365,000	876
LandMark Optoelectronics Corp	201,000	1,979
Largan Precision Co Ltd	17,446	2,420
Lite-On Technology Corp	712,270	1,118
MediaTek Inc	623,137	12,292
Mega Financial Holding Co Ltd	772,177	808
Merida Industry Co Ltd	365,000	2,493
Micro-Star International Co Ltd	1,020,000	3,729
momo.com Inc	29,000	707
Nien Made Enterprise Co Ltd	95,000	926
Novatek Microelectronics Corp	405,000	3,143
Parade Technologies Ltd	173,600	5,816
Pegatron Corp	510,016	1,108
Powertech Technology Inc	896,130	3,288
Poya International Co Ltd	33,000	655
President Chain Store Corp	91,000	914
Realtek Semiconductor Corp	140,000	1,430
Ruentex Development Co Ltd	431,000	746
Shanghai Commercial & Savings Bank Ltd/ The*	309,000	477
Silergy Corp	46,890	3,094
Silicon Motion Technology Corp ADR	79,808	3,892
Simplo Technology Co Ltd	57,000	619
Sinbon Electronics Co Ltd	148,000	749
Sino-American Silicon Products Inc	306,155	994
SinoPac Financial Holdings Co Ltd	2,115,665	778
Synnex Technology International Corp	604,000	854
Taiwan Cement Corp	423,000	613
Taiwan Cooperative Financial Holding Co Ltd	1,278,000	897
Taiwan Semiconductor Manufacturing Co Ltd	5,623,952	59,896
Taiwan Semiconductor Manufacturing Co Ltd ADR	136,052	7,724
Taiwan Union Technology Corp	177,000	863
Topco Scientific Co Ltd	115,000	427
Tripod Technology Corp	203,000	905
Unimicron Technology Corp	532,000	907
Uni-President Enterprises Corp	1,995,000	4,816
United Integrated Services Co Ltd	113,000	774
United Microelectronics Corp	5,157,480	2,794
Win Semiconductors Corp	304,681	3,108
Wistron Corp	1,029,718	1,251

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yageo Corp	91,000	$1,185
Yuanta Financial Holding Co Ltd	2,070,123	1,222

		214,315

Thailand — 2.0%
Advanced Info Service PCL	598,600	3,600
Carabao Group PCL	189,300	641
Carabao Group PCL NVDR (A)	328,400	1,108
Charoen Pokphand Foods PCL	1,836,600	1,886
Charoen Pokphand Foods PCL NVDR	1,342,100	1,381
Com7 PCL	2,125,600	1,962
CP ALL PCL	1,111,900	2,450
Home Product Center PCL	17,688,254	8,861
Minor International PCL NVDR (A)	2,591,664	1,708
PTT Exploration & Production PCL NVDR	235,200	696
PTT PCL	1,857,300	2,288
PTT PCL NVDR	1,020,900	1,250
Thai Beverage PCL	4,431,850	2,161
Thanachart Capital PCL NVDR	618,700	715
Tisco Financial Group PCL NVDR	335,034	755

		31,462

Turkey — 0.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	160,960	767
Ford Otomotiv Sanayi AS	59,475	618
Haci Omer Sabanci Holding AS	629,042	852
Koza Altin Isletmeleri AS *	69,194	847
Migros Ticaret AS *	302,862	1,710
Turk Hava Yollari AO *(A)	1,099,900	2,017
Turk Telekomunikasyon AS	579,385	688
Turkcell Iletisim Hizmetleri AS	636,269	1,529
Turkiye Garanti Bankasi AS	1,754,163	2,176
Turkiye Sise ve Cam Fabrikalari AS (A)	2,141,623	1,742
Ulker Biskuvi Sanayi AS *	201,675	718

		13,664

United Arab Emirates — 0.3%
Aldar Properties PJSC	3,783,298	1,839
Dubai Islamic Bank PJSC	1,048,656	1,093
Emaar Properties PJSC	1,655,948	1,237

		4,169

United Kingdom — 1.1%
Anglo American PLC	122,275	2,839
Halyk Savings Bank of Kazakhstan JSC GDR *	66,132	821
KAZ Minerals PLC	633,874	3,945
NAC Kazatomprom JSC GDR	57,894	802
Network International Holdings PLC	149,433	818
Novatek PJSC GDR	8,676	1,247
Polymetal International PLC	167,775	3,356
Polyus PJSC GDR	13,922	1,171
Rio Tinto PLC	39,310	2,225
Tullow Oil PLC (A)	2,838,015	1,133

		18,357

6	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United States — 0.7%
Liberty Latin America Ltd, Cl C *	97,722	$922
Pagseguro Digital Ltd, Cl A *	190,095	6,718
Southern Copper Corp	49,467	1,967
StoneCo Ltd, Cl A *	34,508	1,338

		10,945

Vietnam — 0.2%
Hoa Phat Group JSC *	1,883,862	2,184
Vincom Retail JSC *	1,461,675	1,561

		3,745

Total Common Stock (Cost $1,272,478) ($ Thousands)		1,523,359

PREFERRED STOCK — 1.0%
Brazil — 0.6%
Banco Bradesco SA (B)	330,158	1,260
Bradespar SA (B)	89,428	594
Centrais Eletricas Brasileiras SA (B)	90,100	527
Cia Energetica de Minas Gerais (B)	174,300	352
Cia Paranaense de Energia (B)	51,677	576
Itau Unibanco Holding SA (B)	198,853	931
Itausa SA (B)	553,805	974
Lojas Americanas SA (B)	75,000	441
Petroleo Brasileiro SA (B)	851,612	3,378

		9,033

Chile — 0.0%
Embotelladora Andina SA (B)	278,442	682

South Korea — 0.4%
LG Household & Health Care Ltd (B)	1,262	765
Samsung Electronics Co Ltd (B)	145,731	5,683

		6,448

Total Preferred Stock (Cost $15,522) ($ Thousands)		16,163

	Number of Rights

RIGHTS — 0.0%
Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡	1,414	–

Description	Number of Rights		Market Value ($ Thousands)

RIGHTS (continued)
Thailand — 0.0%
Minor International PCL, Expires 07/26/2020*		316,057	$14

Total Rights (Cost $—) ($ Thousands)			14

	Number of Warrants

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL, Expires 09/30/2021 *		162,947	6

Total Warrants (Cost $—) ($ Thousands)			6

	Face Amount (Thousands)

DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997
0.000% (C)(D)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

	Shares

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
0.190% **(E)		22,849,787	22,865

Total Affiliated Partnership (Cost $22,852) ($ Thousands)			22,865

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**		20,119,849	20,120

Total Cash Equivalent (Cost $20,120) ($ Thousands)			20,120

Total Investments in Securities — 99.0% (Cost $1,330,972) ($ Thousands)			$1,582,527

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
MSCI Emerging Markets	491	Sep-2020	$24,200	$24,199	$(1)

SEI Institutional International Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Equity Fund (Concluded)

Percentages are based on Net Assets of $1,598,255 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2020.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $19,006 ($ Thousands).
(B)	There is currently no rate available.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $22,865 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

L.P. — Limited Partnership

Ltd. — Limited

MSCI —Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

Ser — Series

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,364,239	159,120	–	1,523,359
Preferred Stock	15,398	765	–	16,163
Rights	14	–	–	14
Warrants	–	6	–	6
Debenture Bond	–	–	–	–
Affiliated Partnership	–	22,865	–	22,865
Cash Equivalent	20,120	–	–	20,120

Total Investments in Securities	1,399,771	182,756	–	1,582,527

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(1)	–	–	(1)

Total Other Financial Instruments	(1)	–	–	(1)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 6/30/20	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$48,638	$162,734	$(188,513)	$1	$5	$22,865	22,849,787	$255	$—
SEI Daily Income Trust, Government Fund, Cl F	29,816	198,304	(208,000)	—	—	20,120	20,119,849	180	—

Totals	$78,454	$361,038	$(396,513)	$1	$5	$42,985		$435	$—

8	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 91.7%
Australia — 1.8%
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (A)		$200	$217
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	583
3.625%, 07/18/2022	EUR	300	364
Australia Government Bond
4.750%, 04/21/2027	AUD	820	721
4.500%, 04/21/2033		195	191
3.750%, 04/21/2037		393	367
3.250%, 04/21/2025		843	659
3.000%, 03/21/2047		1,723	1,510
2.750%, 04/21/2024		1,230	925
2.750%, 05/21/2041		322	266
BHP Billiton Finance
4.750%, VAR EUR Swap Annual 5 Yr+4.363%, 04/22/2076	EUR	101	115
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022		330	393
0.375%, 04/11/2024		455	522
National Australia Bank
5.000%, 03/11/2024	AUD	750	594
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	259
Westpac Banking Corp MTN
1.500%, 03/24/2021		220	251
0.500%, 05/17/2024		885	1,021

			8,958

Austria — 1.4%
JAB Holdings BV
1.000%, 12/20/2027		400	436
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		326	615
3.650%, 04/20/2022		1,135	1,373
2.400%, 05/23/2034		110	165
2.100%, 09/20/2117		50	110
0.850%, 06/30/2120		40	50
0.750%, 10/20/2026		749	906
0.750%, 03/20/2051		515	649
0.500%, 02/20/2029		885	1,062
0.000%, 07/15/2024 (C)		765	879
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		525	869

			7,114

Belgium — 2.4%
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	262
1.500%, 03/17/2025	EUR	415	490
1.125%, 07/01/2027		230	264

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Anheuser-Busch InBev Finance
2.600%, 05/15/2024	CAD	550	$417
KBC Group
4.250%, VAR EUR Swap Annual 5 Yr+3.594% (E)	EUR	200	214
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		470	930
3.750%, 09/28/2020 (A)		2,126	2,412
3.750%, 06/22/2045		259	512
3.000%, 06/22/2034 (A)		346	546
2.600%, 06/22/2024 (A)		243	307
1.700%, 06/22/2050 (A)		320	467
1.600%, 06/22/2047 (A)		351	496
1.000%, 06/22/2031 (A)		490	615
0.900%, 06/22/2029 (A)		305	377
0.800%, 06/22/2025 (A)		263	315
0.500%, 10/22/2024 (A)		1,367	1,603
0.200%, 10/22/2023 (A)		273	315
0.000%, 10/22/2027 (A) (C)		1,425	1,635
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	123

			12,300

Brazil — 0.2%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	1,203	929
Odebrecht Finance
7.125%, 06/26/2042 (B)		$280	14
4.375%, 04/25/2025 (B)		200	12

			955

Canada — 6.3%
Bank of Montreal
0.750%, 09/21/2022	EUR	235	270
Bank of Montreal MTN
0.125%, 04/19/2021		280	316
Bank of Nova Scotia MTN
0.750%, 09/17/2021		570	648
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	65
Canada Housing Trust No. 1 (A)
2.250%, 12/15/2025		2,235	1,776
1.750%, 06/15/2022		2,465	1,858
Canadian Government Bond
5.750%, 06/01/2033		1,205	1,436
5.000%, 06/01/2037		816	992
2.750%, 12/01/2048		400	422
2.750%, 12/01/2048		300	316
2.500%, 06/01/2024		1,761	1,402
2.250%, 06/01/2029		3,965	3,359
1.500%, 06/01/2026		7,545	5,904
1.000%, 09/01/2022		525	391

SEI Institutional International Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.000%, 06/01/2027	CAD	1,375	$1,050
0.750%, 09/01/2021		655	484
Canadian Imperial Bank of Commerce
0.239%, 07/25/2022 (C)	EUR	445	503
Canadian Natural Resources MTN
2.890%, 08/14/2020	CAD	1,355	997
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	882
Husky Energy
4.400%, 04/15/2029		$205	205
Province of Manitoba Canada
3.850%, 12/01/2021	CAD	710	547
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,409
4.650%, 06/02/2041		540	582
2.800%, 06/02/2048		2,200	1,905
2.600%, 06/02/2025		1,614	1,287
2.400%, 06/02/2026		585	465
Province of Ontario Canada MTN
0.449%, VAR ICE LIBOR GBP 3 Month+0.090%, 11/10/2020	GBP	600	741
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	798
3.500%, 12/01/2048		520	510
Rogers Communications
4.000%, 06/06/2022		165	128
Toronto-Dominion Bank
0.000%, 02/09/2024 (C)	EUR	490	556

			32,204

China — 4.3%
China Development Bank
4.880%, 02/09/2028	CNY	10,600	1,646
3.650%, 05/21/2029		14,350	2,065
3.480%, 01/08/2029		23,680	3,358
China Government Bond
3.390%, 03/16/2050		23,990	3,260
3.250%, 06/06/2026		54,010	7,848
3.130%, 11/21/2029		9,740	1,405
3.120%, 12/05/2026		13,090	1,880
Prosus
3.680%, 01/21/2030 (A)		$275	288
Weibo
3.500%, 07/05/2024		200	207

			21,957

Colombia — 0.5%
Colombian TES
10.000%, 07/24/2024	COP	1,833,400	603
7.750%, 09/18/2030		2,685,700	786
7.500%, 08/26/2026		1,100,600	335
7.250%, 10/18/2034		164,600	46
7.000%, 05/04/2022		521,100	149

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.000%, 06/30/2032	COP	968,800	$266
6.000%, 04/28/2028		1,690,100	459
5.750%, 11/03/2027		176,100	47

			2,691

Czech Republic — 0.2%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	347
2.500%, 08/25/2028		14,630	703

			1,050

Denmark — 0.4%
Danske Bank
3.875%, 09/12/2023 (A)		$270	286
Danske Bank MTN
5.875%, VAR EUR Swap Annual 7 Yr+5.471% (E)	EUR	344	389
Kingdom of Denmark
4.500%, 11/15/2039	DKK	2,040	580
1.500%, 11/15/2023		4,025	649
Orsted
6.250%, VAR EUR Swap Annual 5 Yr+4.750%, 06/26/2099	EUR	210	268

			2,172

Egypt — 0.0%
Egypt Government International Bond MTN
4.750%, 04/11/2025 (A)		170	185

Finland — 0.4%
Finland Government Bond (A)
2.000%, 04/15/2024		482	596
1.375%, 04/15/2047		130	191
0.500%, 09/15/2029		445	535
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026		480	555

			1,877

France — 8.4%
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	660
1.250%, 03/19/2025	EUR	174	201
BNP Paribas Home Loan SFH
0.375%, 05/07/2025		400	464
BPCE
5.150%, 07/21/2024		$310	346
BPCE MTN
1.125%, 01/18/2023	EUR	300	341
BPCE SFH MTN
3.750%, 09/13/2021		200	236
Bpifrance Financement
0.064%, 11/25/2022 (C)		600	679
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	142

2	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.500%, 01/19/2026	EUR	500	$586
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.000%, 01/23/2027		200	269
Cie de Financement Foncier
0.375%, 12/11/2024		300	347
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	623
CNP Assurances
1.875%, 10/20/2022	EUR	200	229
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	385
0.250%, 02/23/2024		700	803
Dexia Credit Local MTN
0.625%, 02/03/2024		200	231
0.500%, 01/17/2025		300	347
0.000%, 05/29/2024 (C)		1,200	1,359
Electricite de France MTN
5.375%, VAR EUR Swap Annual 12 Yr+3.794% (E)		200	242
4.000%, 11/12/2025		350	471
2.250%, 04/27/2021		100	114
Elis SA
1.000%, 04/03/2025		100	102
Engie
3.250%, VAR EUR Swap Annual 5 Yr+3.169% (E)		500	587
Engie MTN
0.875%, 03/27/2024		300	346
0.375%, 02/28/2023		100	113
Europcar Mobility Group (A)
4.125%, 11/15/2024		100	86
4.000%, 04/30/2026		170	143
French Republic Government Bond OAT
5.750%, 10/25/2032		403	778
4.500%, 04/25/2041		580	1,196
4.000%, 10/25/2038		345	649
4.000%, 04/25/2055		195	452
3.250%, 05/25/2045		2,061	3,828
1.750%, 05/25/2023		2,359	2,832
1.750%, 06/25/2039 (A)		60	86
1.750%, 05/25/2066 (A)		165	264
0.750%, 05/25/2028		5,205	6,342
0.500%, 05/25/2029		1,398	1,674
0.000%, 03/25/2025 (C)		1,268	1,460
0.000%, 02/25/2021 (C)		2,055	2,317
0.000%, 05/25/2021 (C)		1,685	1,902
0.000%, 05/25/2022 (C)		868	986
0.000%, 11/25/2029 (C)		1,360	1,555
Loxam SAS
3.500%, 04/15/2022		200	218

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Orange MTN
2.500% (E)	EUR	500	$595
1.750%, VAR EUAMDB05+2.181%, 03/19/2169		400	437
SNCF Reseau MTN
2.000%, 02/05/2048		300	423
SNCF Reseau EPIC MTN
5.500%, 12/01/2021	GBP	205	271
4.250%, 10/07/2026	EUR	200	287
2.250%, 12/20/2047		300	446
1.125%, 05/19/2027		300	365
1.125%, 05/25/2030		200	246
Societe Generale
4.250%, 04/14/2025 (A)		$325	344
Societe Generale MTN
1.125%, 01/23/2025	EUR	100	113
Suez
2.875%, VAR EUR Swap Annual 5 Yr+2.504% (E)		300	339
TOTAL MTN
3.875%, VAR EUR Swap Annual 5 Yr+3.783% (E)		115	133
3.369%, VAR EUR Swap Annual 5 Yr+3.350% (E)		260	310
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	458
UNEDIC ASSEO MTN
1.250%, 05/25/2033	EUR	700	890

			42,648

Germany — 5.0%
Allianz
2.241%, VAR Euribor 3 Month+2.650%, 07/07/2045		600	701
BMW Finance MTN
0.875%, 11/17/2020		585	659
0.454%, 01/29/2021	JPY	200,000	1,850
Bundesobligation
0.000%, 10/13/2023 (C)	EUR	2,816	3,239
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037		411	795
3.250%, 07/04/2042		1,121	2,219
2.500%, 08/15/2046		931	1,753
0.500%, 02/15/2026		138	166
0.250%, 02/15/2027		2,160	2,577
0.281%, 08/15/2026 (C)		1,882	2,204
Bundesrepublik Deutschland Bundesanleihe, Ser 03
4.750%, 07/04/2034		95	185
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/2027 (A)		191	208
Daimler International Finance BV MTN
0.250%, 11/06/2023		430	470

SEI Institutional International Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023	EUR	330	$375
IHO Verwaltungs GmbH
3.625%, 05/15/2025 (A)		175	195
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	160,000	2,116
0.500%, 09/15/2027	EUR	510	610
0.125%, 06/07/2023		1,135	1,301
Kreditanstalt fuer Wiederaufbau MTN
2.800%, 02/17/2021	AUD	1,230	860
1.125%, 09/15/2032	EUR	500	647
1.125%, 05/09/2033		220	286
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027		225	270
Volkswagen Bank GmbH MTN
0.625%, 09/08/2021		200	224
Volkswagen International Finance
1.125%, 10/02/2023		400	449
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024		520	581
WEPA Hygieneprodukte GmbH
2.875%, 12/15/2027		298	327

			25,267

Hungary — 0.2%
Hungary Government Bond
3.000%, 06/26/2024	HUF	297,650	1,013

Indonesia — 0.4%
Indonesia Government International Bond
8.375%, 03/15/2034	IDR	1,407,000	1,575
1.450%, 09/18/2026	EUR	300	333
Indonesia Government International Bond MTN
2.150%, 07/18/2024 (A)		200	231

			2,139

Ireland — 0.6%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		$200	210
4.500%, 09/15/2023		205	205
AIB Group MTN
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (A)		450	479
Allied Irish Banks MTN
4.125%, VAR EUR Swap Annual 5 Yr+3.950%, 11/26/2025	EUR	177	199
CRH Funding MTN
1.875%, 01/09/2024		310	365
Ireland Government Bond
5.400%, 03/13/2025		351	503
1.500%, 05/15/2050		250	346

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.100%, 05/15/2029	EUR	670	$833

			3,140

Israel — 0.3%
Israel Government Bond
5.500%, 01/31/2042	ILS	276	142
4.250%, 03/31/2023		2,521	810
2.000%, 03/31/2027		925	295

			1,247

Italy — 6.0%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3 Month+5.350%, 10/27/2047	EUR	230	294
Enel
3.500%, VAR EUR Swap Annual 5 Yr+3.564%, 05/24/2080		175	203
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	276
5.625%, 08/14/2024		160	233
Eni
4.250%, 05/09/2029 (A)		$515	557
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		530	543
3.625%, 12/05/2022	EUR	200	246
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,393	2,346
3.750%, 05/01/2021 (A)		386	447
3.500%, 03/01/2030 (A)		665	901
3.350%, 03/01/2035 (A)		1,493	2,043
3.100%, 03/01/2040 (A)		975	1,303
3.000%, 08/01/2029		1,609	2,092
2.800%, 03/01/2067 (A)		90	112
2.700%, 03/01/2047 (A)		55	69
2.450%, 09/01/2033 (A)		552	687
2.450%, 09/01/2050 (A)		1,155	1,362
2.000%, 02/01/2028		894	1,075
1.850%, 07/01/2025 (A)		4,585	5,435
1.650%, 12/01/2030 (A)		1,509	1,749
1.350%, 04/15/2022		4,630	5,317
0.950%, 03/01/2023		2,479	2,838
UniCredit MTN
6.572%, 01/14/2022 (A)		$350	370
4.875%, VAR EUAMDB05+4.739%, 02/20/2029	EUR	220	255

			30,753

Japan — 15.8%
Development Bank of Japan
2.300%, 03/19/2026	JPY	220,000	2,292
1.050%, 06/20/2023		87,000	824
Government of Japan 2 Year Bond
0.100%, 01/01/2022		26,950	251

4	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Government of Japan 10 Year Bond
0.900%, 06/20/2022	JPY	859,850	$8,133
0.100%, 06/20/2026		74,300	697
0.100%, 03/20/2027		71,550	672
0.100%, 06/20/2027		125,400	1,178
0.100%, 03/20/2030		140,900	1,315
Government of Japan 20 Year Bond
1.900%, 09/20/2022		406,050	3,935
1.700%, 06/20/2033		1,207,550	13,374
1.400%, 09/20/2034		444,650	4,793
1.000%, 12/20/2035		50,000	514
0.700%, 03/20/2037		38,450	378
0.500%, 09/20/2036		451,400	4,311
0.200%, 06/20/2036		169,400	1,547
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		14,550	160
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		17,150	190
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		527,900	5,811
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		58,550	640
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		149,750	1,621
Government of Japan 30 Year Bond
0.800%, 09/20/2047		549,500	5,414
0.300%, 06/20/2046		119,100	1,042
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		119,300	1,499
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		387,700	4,826
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		212,700	2,570
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		252,050	3,083
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		166,850	2,015
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		207,550	2,474
Government of Japan 40 Year Bond
0.400%, 03/20/2056		328,900	2,839
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		38,700	497
Mitsubishi UFJ Financial Group
0.339%, 07/19/2024	EUR	250	278
Mizuho Financial Group MTN
0.956%, 10/16/2024		385	438
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)		$450	490
Takeda Pharmaceutical
1.125%, 11/21/2022 (A)	EUR	430	491

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.750%, 07/09/2027	EUR	125	$140

			80,732

Luxembourg — 0.1%
Prologis International Funding II
2.375%, 11/14/2030		410	520
SIG Combibloc PurchaseCo Sarl
1.875%, 06/18/2023 (A)		114	130

			650

Malaysia — 1.2%
Malaysia Government Bond
4.181%, 07/15/2024	MYR	3,360	837
4.048%, 09/30/2021		3,380	808
3.955%, 09/15/2025		3,440	860
3.885%, 08/15/2029		2,032	511
3.882%, 03/10/2022		568	136
3.828%, 07/05/2034		1,675	412
3.795%, 09/30/2022		3,430	828
3.502%, 05/31/2027		6,800	1,664

			6,056

Mexico — 2.1%
Alfa
5.250%, 03/25/2024 (A)		$205	218
Mexican Bonos
8.000%, 11/07/2047	MXN	18,935	918
7.750%, 11/23/2034		4,820	237
7.750%, 11/13/2042		25,845	1,222
7.500%, 06/03/2027		2,763	133
6.500%, 06/09/2022		4,063	182
5.750%, 03/05/2026		14,711	654
Mexican Bonos, Ser M
6.500%, 06/10/2021		5,356	235
Mexican Bonos, Ser M20
10.000%, 12/05/2024		46,790	2,436
8.500%, 05/31/2029		33,938	1,738
7.750%, 05/29/2031		25,298	1,237
Mexican Bonos, Ser M30
10.000%, 11/20/2036		22,113	1,293
8.500%, 11/18/2038		3,304	170

			10,673

Netherlands — 2.7%
ABN AMRO Bank
4.750%, 07/28/2025		$305	336
ABN AMRO Bank MTN
1.250%, 01/10/2033	EUR	300	391
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022		340	402
BNG Bank MTN
0.500%, 04/16/2025		225	262
0.250%, 02/22/2023		1,505	1,718

SEI Institutional International Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Cooperatieve Rabobank UA
3.750%, 07/21/2026		$250	$275
3.250%, VAR EUR Swap Annual 5 Yr+3.702% (E)	EUR	200	206
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	290
4.625%, 05/23/2029		130	190
1.250%, 05/31/2032	EUR	300	389
Heineken MTN
1.000%, 05/04/2026		335	388
ING Groep
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342% (E)		$200	199
Intertrust Group BV
3.375%, 11/15/2025 (A)	EUR	180	201
Lincoln Financing SARL
3.625%, 04/01/2024 (A)		170	174
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	368
0.625%, 01/18/2027		225	267
Netherlands Government Bond (A)
4.000%, 01/15/2037		389	738
2.750%, 01/15/2047		190	369
2.500%, 01/15/2033		550	833
2.000%, 07/15/2024		345	429
0.500%, 07/15/2026		570	681
0.500%, 01/15/2040		804	999
0.250%, 07/15/2025		922	1,081
0.000%, 01/15/2022 (C)		914	1,036
0.000%, 07/15/2030 (C)		865	1,002
NXP BV
3.150%, 05/01/2027 (A)		$455	482
Q-Park Holding
2.000%, 03/01/2027	EUR	122	127

			13,833

New Zealand — 0.8%
New Zealand Government Bond
6.000%, 05/15/2021	NZD	971	656
5.500%, 04/15/2023		1,608	1,184
3.000%, 04/20/2029		873	667
2.750%, 04/15/2025		1,289	920
1.500%, 05/15/2031		451	307
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		479	379

			4,113

Norway — 0.7%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080% (E)		$355	364

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Equinor MTN
5.625%, 03/11/2021	EUR	216	$252
2.000%, 09/10/2020		285	322
Norway Government Bond (A)
3.000%, 03/14/2024	NOK	2,516	287
2.000%, 05/24/2023		5,738	625
2.000%, 04/26/2028		3,738	431
1.750%, 02/17/2027		4,149	466
1.750%, 09/06/2029		2,174	249
1.500%, 02/19/2026		2,403	265
1.375%, 08/19/2030		1,510	168

			3,429

Poland — 0.2%
Republic of Poland Government Bond
2.750%, 10/25/2029	PLN	1,493	424
2.500%, 07/25/2027		1,860	513

			937

Portugal — 0.6%
EDP - Energias de Portugal
4.496%, VAR EUR Swap Annual 5 Yr+4.287%, 04/30/2079	EUR	300	358
EDP Finance MTN
2.000%, 04/22/2025		260	313
Portugal Obrigacoes do Tesouro OT (A)
4.100%, 04/15/2037		277	462
2.200%, 10/17/2022		775	924
1.950%, 06/15/2029		199	255
0.700%, 10/15/2027		735	856

			3,168

Qatar — 0.1%
Qatar Government International Bond
3.400%, 04/16/2025 (A)		$385	419

Saudi Arabia — 0.1%
SABIC Capital II BV
4.000%, 10/10/2023 (A)		345	367
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		275	279

			646

Singapore — 2.5%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,341	1,135
3.375%, 09/01/2033		112	102
3.125%, 09/01/2022		2,088	1,588
3.000%, 09/01/2024		5,560	4,403
2.875%, 07/01/2029		1,258	1,054
2.750%, 04/01/2042		114	104
2.750%, 03/01/2046		200	187
2.375%, 07/01/2039		1,171	995
2.250%, 08/01/2036		412	338

6	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.125%, 06/01/2026	SGD	1,259	$981
2.000%, 07/01/2020		1,609	1,153
1.250%, 10/01/2021		150	109
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	516

			12,665

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	98

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		305	372

South Africa — 0.1%
Anglo American Capital MTN
1.625%, 09/18/2025		220	247

South Korea — 0.6%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	471
Korea Treasury Bond
3.000%, 09/10/2024	KRW	1,254,790	1,126
2.000%, 03/10/2049		361,670	327
1.875%, 06/10/2029		401,030	348
1.500%, 12/10/2026		994,000	838

			3,110

Spain — 4.4%
Arena Luxembourg Finance
1.875%, 02/01/2028	EUR	175	179
Ayt Cedulas Cajas Global
3.750%, 12/14/2022		600	739
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660% (E)		200	218
2.250%, 06/12/2024		200	247
Banco Santander
5.250%, VAR EUR Swap Annual 5 Yr+4.999% (E)		200	212
5.179%, 11/19/2025		$400	450
1.000%, 03/03/2022	EUR	400	459
Bankia MTN
3.750%, VAR EUR Swap Annual 5 Yr+3.624%, 02/15/2029		200	222
CaixaBank
1.250%, 01/11/2027		500	612
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026		300	351
Instituto de Credito Oficial MTN
6.000%, 03/08/2021		180	211

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Spain Government Bond
6.000%, 01/31/2029	EUR	104	$173
5.750%, 07/30/2032		102	184
4.900%, 07/30/2040 (A)		28	54
4.700%, 07/30/2041 (A)		781	1,484
3.450%, 07/30/2066 (A)		240	443
2.350%, 07/30/2033 (A)		705	959
1.950%, 07/30/2030 (A)		141	182
1.850%, 07/30/2035 (A)		135	174
1.600%, 04/30/2025 (A)		572	696
1.500%, 04/30/2027 (A)		393	484
1.400%, 04/30/2028 (A)		1,009	1,238
1.250%, 10/31/2030 (A)		1,465	1,775
1.200%, 10/31/2040 (A)		1,170	1,347
1.000%, 10/31/2050 (A)		621	651
0.800%, 07/30/2027 (A)		3,965	4,655
0.600%, 10/31/2029 (A)		151	173
0.500%, 04/30/2030 (A)		251	284
0.050%, 10/31/2021		852	963
0.000%, 04/30/2023 (C)		1,452	1,645
0.000%, 01/31/2025 (C)		557	629
Telefonica Europe BV
4.375%, VAR EUR Swap Annual 6 Yr+4.107% (E)		300	347

			22,440

Supra-National — 2.8%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	290,000	3,151
European Financial Stability Facility MTN
0.500%, 07/11/2025	EUR	695	820
European Investment Bank
1.900%, 01/26/2026	JPY	397,500	4,097
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,481
1.000%, 03/14/2031	EUR	405	516
0.250%, 10/14/2024		156	181
0.250%, 09/14/2029		745	887
European Stability Mechanism MTN
1.000%, 09/23/2025		570	689
European Union MTN
2.875%, 04/04/2028		575	806
International Bank for Reconstruction & Development MTN
2.800%, 01/13/2021	AUD	1,230	858
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	773

			14,259

Sweden — 0.7%
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	647

SEI Institutional International Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Skandinaviska Enskilda Banken MTN
0.250%, 06/20/2024	EUR	460	$528
Stadshypotek MTN
0.375%, 02/22/2023		485	555
Swedbank
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.134% (E)		$200	202
Swedbank Hypotek
0.375%, 03/11/2022	EUR	360	409
Sweden Government Bond
3.500%, 06/01/2022	SEK	3,040	351
3.500%, 03/30/2039		1,205	202
1.000%, 11/12/2026		1,725	200
Vattenfall
3.000%, VAR EUR Swap Annual 5 Yr+2.511%, 03/19/2077	EUR	175	202
Vattenfall MTN
6.250%, 03/17/2021		213	250

			3,546

Switzerland — 0.8%
Credit Suisse MTN
0.750%, 09/17/2021		220	250
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (E)		$286	297
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (A)(E)		200	208
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022	EUR	295	337
Government of Switzerland
2.000%, 04/28/2021	CHF	735	793
2.000%, 05/25/2022		75	83
1.500%, 04/30/2042		408	598
1.250%, 06/11/2024		405	460
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.582%, 04/02/2049 (A)		$200	224
UBS MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.400%, 02/12/2026	EUR	200	229
UBS Group
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+4.590% (E)		$200	210
UBS Group Funding Switzerland
1.750%, 11/16/2022	EUR	427	495

			4,184

Thailand — 0.5%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	692

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.675%, 06/29/2044	THB	20,805	$1,017
3.650%, 12/17/2021		11,020	373
3.625%, 06/16/2023		5,375	190
3.300%, 06/17/2038		3,522	142

			2,414

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021	EUR	265	294

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond MTN
2.500%, 04/16/2025 (A)		$255	268
DP World Crescent MTN
4.848%, 09/26/2028		265	279

			547

United Kingdom — 7.3%
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	238
BAT International Finance MTN
1.250%, 03/13/2027	EUR	333	369
BG Energy Capital MTN
2.250%, 11/21/2029		400	507
BP Capital Markets
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.036% (E)		$470	477
BP Capital Markets MTN
1.117%, 01/25/2024	EUR	165	190
0.831%, 11/08/2027		130	144
Centrica MTN
4.375%, 03/13/2029	GBP	164	238
4.250%, 09/12/2044		100	152
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	212	237
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	259
1.750%, 09/12/2025		130	147
Coca-Cola European Partners
2.375%, 05/07/2025		400	491
DS Smith MTN
1.375%, 07/26/2024		430	486
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	336
GlaxoSmithKline Capital
0.000%, 09/12/2020 (C)	EUR	595	668
Heathrow Funding MTN
2.750%, 08/09/2049	GBP	160	197
1.875%, 05/23/2022	EUR	235	268
HSBC Holdings
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028		$255	282

8	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.000%, VAR BPSW1+1.650%, 07/22/2028	GBP	167	$218
HSBC Holdings MTN
6.000%, 03/29/2040		145	228
Imperial Brands Finance
0.500%, 07/27/2021	EUR	150	168
Nationwide Building Society MTN
4.625%, 02/08/2021		550	636
0.500%, 02/23/2024		225	259
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	270
Rolls-Royce MTN
0.875%, 05/09/2024	EUR	140	142
Royal Bank of Scotland Group
2.628%, VAR ICE LIBOR USD 3 Month+2.320% (E)		$200	182
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	134
Santander UK PLC MTN
4.250%, 04/12/2021	EUR	350	407
Severn Trent Utilities Finance MTN
3.625%, 01/16/2026	GBP	175	246
Sky PLC MTN
6.000%, 05/21/2027		50	82
2.500%, 09/15/2026	EUR	205	259
2.250%, 11/17/2025		275	339
Standard Chartered
2.270%, VAR ICE LIBOR USD 3 Month+1.510% (A)(E)		$500	402
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	279
United Kingdom Gilt
5.000%, 03/07/2025		109	167
4.500%, 12/07/2042		230	516
4.250%, 12/07/2040		349	735
4.250%, 12/07/2046		1,372	3,182
4.250%, 12/07/2049		108	263
4.000%, 03/07/2022		126	166
3.750%, 07/22/2052		80	189
3.500%, 01/22/2045		848	1,727
3.250%, 01/22/2044		400	776
2.750%, 09/07/2024		321	443
2.500%, 07/22/2065		1,717	3,762
2.250%, 09/07/2023		127	169
1.750%, 09/07/2022		785	1,009
1.750%, 01/22/2049		1,535	2,447
1.500%, 07/22/2047		386	579
1.000%, 04/22/2024		131	168
0.875%, 10/22/2029		4,279	5,655
0.750%, 07/22/2023		2,303	2,917
0.625%, 06/07/2025		577	737
0.500%, 07/22/2022		135	169

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.125%, 01/31/2023	GBP	136	$169
United Kingdom Gilt - Inflation Linked
1.250%, 11/22/2027		264	437
Western Power Distribution West Midlands PLC
5.750%, 04/16/2032		100	178
3.875%, 10/17/2024		230	315
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026		225	311
Zurich Finance PLC MTN
6.625%, 10/30/2049 (D)		235	313

			37,436

United States — 8.5%
AbbVie (A)
2.625%, 11/15/2028	EUR	100	127
2.300%, 11/21/2022		$800	827
Alleghany
3.625%, 05/15/2030		336	357
Altria Group
3.125%, 06/15/2031	EUR	208	254
2.200%, 06/15/2027		191	225
American Honda Finance
1.950%, 10/18/2024		159	188
0.350%, 08/26/2022		375	419
American Tower
1.300%, 09/15/2025		$535	537
AT&T
2.875%, VAR EUAMDB05+3.140% (E)	EUR	200	213
1.800%, 09/05/2026		365	428
0.800%, 03/04/2030		310	332
AutoNation
4.750%, 06/01/2030		$172	186
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174% (E)		67	72
Bank of America MTN
2.375%, 06/19/2024	EUR	835	1,008
Bank of New York Mellon
4.700% (D)(E)		$107	111
Baxter International MTN
0.400%, 05/15/2024	EUR	405	458
Becton Dickinson
0.632%, 06/04/2023		$200	223
Berkshire Hathaway
0.625%, 01/17/2023	EUR	265	302
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	221
Boardwalk Pipelines
4.800%, 05/03/2029		$119	127
Booking Holdings
4.100%, 04/13/2025		80	90

SEI Institutional International Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.375%, 09/23/2024		$355	$423
Broadcom
4.250%, 04/15/2026 (A)		195	217
Capital One Financial
3.800%, 01/31/2028		130	145
1.650%, 06/12/2029	EUR	300	337
0.800%, 06/12/2024		291	318
Carnival
1.625%, 02/22/2021		180	184
1.000%, 10/28/2029		316	182
Carrier Global Corp
1.923%, 02/15/2023 (A)		$290	296
Catalent Pharma Solutions
2.375%, 03/01/2028 (A)	EUR	119	126
Centene
4.250%, 12/15/2027		$63	65
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971% (E)		395	422
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	384
0.875%, 06/15/2027		115	130
0.300%, 12/15/2024		190	211
Citigroup
2.040%, 09/16/2020	JPY	200,000	1,860
1.750%, 10/23/2026	GBP	200	251
0.457%, 02/18/2021	JPY	100,000	927
Citigroup MTN
1.500%, VAR Euribor 3 Month+1.074%, 07/24/2026	EUR	105	122
0.750%, 10/26/2023		365	415
Clean Harbors
4.875%, 07/15/2027 (A)		$124	127
Comcast
0.750%, 02/20/2032	EUR	180	196
CyrusOne
1.450%, 01/22/2027		154	166
DH Europe Finance
1.700%, 01/04/2022		150	172
1.200%, 06/30/2027		335	389
DH Europe Finance II
0.450%, 03/18/2028		$154	169
Digital Euro Finco
2.625%, 04/15/2024	EUR	175	210
Dover Corp
0.750%, 11/04/2027		440	473
Ebay Inc.
2.700%, 03/11/2030		$150	159
EOG Resources
4.375%, 04/15/2030		115	137
Exxon Mobil
4.327%, 03/19/2050		200	249

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.835%, 06/26/2032	EUR	600	$663
FedEx
0.700%, 05/13/2022		108	122
Fidelity National Information Services
0.625%, 12/03/2025		185	206
Ford Motor Credit
3.157%, 08/04/2020		$700	696
Ford Motor Credit MTN
3.021%, 03/06/2024	EUR	170	182
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	260
5.875%, 11/04/2020		500	626
5.875%, 01/18/2033		160	238
General Electric
0.875%, 05/17/2025	EUR	180	195
General Motors Financial MTN
0.955%, 09/07/2023		540	579
Goldman Sachs Group
2.625%, 04/25/2021		$425	432
Goldman Sachs Group MTN
2.000%, 07/27/2023	EUR	900	1,053
1.625%, 07/27/2026		170	199
Harley-Davidson Financial Services
0.900%, 11/19/2024		335	353
Infor
1.750%, 07/15/2025 (A)		$122	122
International Business Machines
2.850%, 05/13/2022		990	1,036
International Business Machines MTN
0.875%, 01/31/2025	EUR	593	682
International Game Technology PLC
3.500%, 07/15/2024		170	185
IQVIA
2.875%, 06/15/2028 (A)		180	201
Johnson Controls International PLC
1.375%, 02/25/2025		395	454
JPMorgan Chase MTN
1.090%, VAR Euribor 3 Month+0.760%, 03/11/2027		810	928
Lear
3.800%, 09/15/2027		$193	196
3.500%, 05/30/2030		81	81
Liberty Mutual Group
3.625%, VAR EUR Swap Annual 5 Yr+3.700%, 05/23/2059	EUR	300	324
Marriott International
4.650%, 12/01/2028		$120	124
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)		998	1,002
Mastercard
1.100%, 12/01/2022	EUR	445	511

10	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
McKesson
0.625%, 08/17/2021	EUR	355	$399
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	469
0.250%, 07/02/2025		115	128
Metropolitan Life Global Funding I MTN
1.950%, 01/13/2023 (A)		$1,000	1,035
Molson Coors International
2.750%, 09/18/2020	CAD	1,105	813
Moody’s
1.750%, 03/09/2027	EUR	265	321
Morgan Stanley
1.875%, 03/30/2023		490	571
Morgan Stanley MTN
1.375%, 10/27/2026		360	422
0.141%, VAR Euribor 3 Month+0.400%, 05/21/2021		850	956
National Grid North America MTN
1.000%, 07/12/2024		300	346
National Oil Well
3.600%, 12/01/2029		$205	201
Noble Energy
3.250%, 10/15/2029		205	186
ONEOK
5.850%, 01/15/2026		228	260
Philip Morris International
0.625%, 11/08/2024	EUR	285	321
Philip Morris International MTN
2.875%, 03/03/2026		170	212
1.875%, 03/03/2021		300	341
Plains All American Pipeline
4.500%, 12/15/2026		$71	74
3.550%, 12/15/2029		174	170
PNC Financial Services Group
2.200%, 11/01/2024		885	938
PNC Funding
3.300%, 03/08/2022		150	156
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		315	316
Prologis
0.375%, 02/06/2028	EUR	300	330
0.250%, 09/10/2027		$161	177
Prologis MTN
3.000%, 01/18/2022	EUR	115	134
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042		$199	212
Ross Stores
4.800%, 04/15/2030		150	180
Schlumberger Finance France SAS
1.000%, 02/18/2026	EUR	305	347

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Seagate HDD Cayman
4.750%, 06/01/2023		$6	$6
Southern Power
0.856%, VAR ICE LIBOR USD 3 Month+0.550%, 12/20/2020		400	400
Starbucks Corp
1.300%, 05/07/2022		350	355
Toyota Motor Credit MTN
1.800%, 07/23/2020	EUR	115	129
0.625%, 11/21/2024		465	528
UnitedHealth Group
1.250%, 01/15/2026		$175	178
US Bancorp MTN
0.850%, 06/07/2024	EUR	226	257
Verizon Communications
4.016%, 12/03/2029		$391	466
0.875%, 04/08/2027	EUR	175	199
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	285
4.050%, 02/17/2025	AUD	680	518
ViacomCBS
3.700%, 06/01/2028		$180	196
Walt Disney
2.650%, 01/13/2031		240	254
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	437
2.000%, 04/27/2026	EUR	210	252
1.375%, 06/30/2022	GBP	195	242
WPC Eurobond BV
1.350%, 04/15/2028	EUR	405	447
ZF North America Capital
2.750%, 04/27/2023		200	223

			43,204

Total Global Bonds (Cost $453,449) ($ Thousands)			467,142

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bills
0.082%, 07/02/2020 (C)		$26,191	26,191
U.S. Treasury Inflation Protected Securities
0.750%, 07/15/2028		303	342
U.S. Treasury Notes
2.625%, 12/15/2021		220	228
1.625%, 11/15/2022		432	447
1.500%, 08/15/2022		437	449

Total U.S. Treasury Obligations (Cost $27,622) ($ Thousands)			27,657

SEI Institutional International Trust / Quarterly Report / June 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 0.3%
Agency Mortgage-Backed Obligation — 0.2%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
2.035%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027	$104	$104
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
6.535%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028	212	223
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
1.385%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	23	23
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
3.635%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029	470	476
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.185%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	229	236
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.435%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	78	81
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.535%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	102	105

		1,248

Non-Agency Mortgage-Backed Obligation — 0.1%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A	9	8
4.606%, 09/25/2034 (D)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	$70	$75
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
3.456%, 12/25/2034 (D)	29	28
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2	159	161
2.579%, 03/10/2049 (A)
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	108	115
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.411%, 09/15/2058	75	81

		468

Total Mortgage-Backed Securities (Cost $1,711) ($ Thousands)		1,716

COMMERCIAL PAPER — 0.2%
AT&T
2.013%, 08/13/2020	900	900

Total Commercial Paper (Cost $898) ($ Thousands)		900

Total Investments in Securities — 97.6% (Cost $483,680) ($ Thousands)		$497,415

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Australian 3-Year Bond	12	Sep-2020	$969	$967	$–
Australian 10-Year Bond	13	Sep-2020	1,324	1,332	–
Australian 10-Year Bond	(14)	Sep-2020	(1,421)	(1,434)	(4)
Canadian 5-Year Bond	(21)	Sep-2020	(1,934)	(1,966)	(4)
Canadian 10-Year Bond	29	Sep-2020	3,239	3,275	(7)
Canadian 10-Year Bond	(40)	Sep-2020	(4,389)	(4,517)	(9)
Euro	(240)	Sep-2020	(33,978)	(33,760)	217
Euro-Bob	40	Sep-2020	6,055	6,064	(1)
Euro-Bob	21	Sep-2020	3,158	3,184	12
Euro-BTP	4	Sep-2020	640	646	14
Euro-Bund	10	Sep-2020	1,971	1,983	31
Euro-Bund	9	Sep-2020	1,777	1,784	6
Euro-Buxl	22	Sep-2020	5,296	5,435	193

12	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Buxl	(19)	Sep-2020	$(4,528)	$(4,694)	$(208)
Euro-OAT	1	Sep-2020	188	188	–
Euro-OAT	(3)	Sep-2020	(556)	(565)	(8)
Euro-Schatz	53	Sep-2020	6,733	6,675	10
Japanese 10-Year Bond	22	Sep-2020	31,347	30,986	–
Japanese 10-Year Government Bond E-MINI	(5)	Sep-2020	(709)	(704)	1
Long Gilt 10-Year Bond	3	Oct-2020	511	510	1
Long Gilt 10-Year Bond	3	Oct-2020	509	510	1
U.S. 2-Year Treasury Note	(75)	Oct-2020	(16,561)	(16,562)	(1)
U.S. 2-Year Treasury Note	17	Oct-2020	3,752	3,754	2
U.S. 5-Year Treasury Note	(39)	Oct-2020	(4,895)	(4,904)	(9)
U.S. 5-Year Treasury Note	(35)	Oct-2020	(4,391)	(4,401)	(10)
U.S. 10-Year Treasury Note	65	Sep-2020	9,028	9,047	19
U.S. 10-Year Treasury Note	36	Sep-2020	4,997	5,010	14
U.S. Ultra Long Treasury Bond	12	Sep-2020	2,613	2,618	5
U.S. Ultra Long Treasury Bond	9	Sep-2020	1,978	1,963	(15)
Ultra 10-Year U.S. Treasury Note	(16)	Sep-2020	(2,505)	(2,520)	(15)

			$10,218	$9,904	$235

A list of the forward foreign currency contracts held by the Fund at June 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	08/27/20	USD	2,527	SGD	3,577	$39
Bank of America	07/02/20	USD	117	EUR	104	—
Bank of America	07/02/20	USD	136	JPY	14,589	(1)
Bank of America	07/02/20	GBP	706	USD	870	(2)
Bank of America	07/14/20	USD	2,354	RUB	171,492	49
Bank of America	08/05/20	USD	129	NOK	1,248	—
Bank of America	08/05/20	NOK	4,375	USD	453	(1)
Bank of America	08/13/20	KRW	1,315,008	USD	1,093	(4)
Bank of America	09/15/20	EUR	18,944	USD	21,549	239
Barclays PLC	07/02/20	SGD	21	USD	15	—
Barclays PLC	07/02/20	USD	88	GBP	70	(1)
Barclays PLC	07/02/20	CHF	89	USD	93	(1)
Barclays PLC	07/02/20	USD	80	AUD	117	—
Barclays PLC	07/02/20	USD	31	AUD	45	—
Barclays PLC	07/02/20	NZD	70	USD	45	—
Barclays PLC	07/02/20	NZD	100	USD	63	(1)
Barclays PLC	07/02/20	USD	203	NOK	1,926	(3)
Barclays PLC	07/02/20	USD	65	CHF	62	1
Barclays PLC	07/02/20	USD	155	CHF	146	(1)
Barclays PLC	07/02/20	USD	100	SEK	937	1
Barclays PLC	07/02/20	USD	174	SEK	1,613	(1)
Barclays PLC	07/02/20	USD	66	NZD	103	—
Barclays PLC	07/02/20	USD	221	NZD	339	(2)
Barclays PLC	07/02/20	USD	31	CAD	43	—
Barclays PLC	07/02/20	USD	327	CAD	443	(2)
Barclays PLC	07/02/20	GBP	384	USD	483	9
Barclays PLC	07/02/20	GBP	147	USD	181	—
Barclays PLC	07/02/20 - 08/05/20	USD	1,133	EUR	1,013	5

SEI Institutional International Trust / Quarterly Report / June 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/02/20	USD	212	EUR	188	$(1)
Barclays PLC	07/02/20	CAD	1,412	USD	1,041	4
Barclays PLC	07/02/20	SEK	1,454	USD	157	1
Barclays PLC	07/02/20 - 08/05/20	SEK	1,176	USD	126	—
Barclays PLC	07/02/20	AUD	177	USD	123	1
Barclays PLC	07/02/20	AUD	6,526	USD	4,440	(53)
Barclays PLC	07/02/20	USD	14	JPY	1,559	—
Barclays PLC	07/02/20	USD	8,435	JPY	906,689	(31)
Barclays PLC	07/02/20	NOK	457	USD	49	1
Barclays PLC	07/02/20 - 07/15/20	NOK	13,964	USD	1,372	(76)
Barclays PLC	07/02/20	EUR	313	USD	354	3
Barclays PLC	07/02/20 - 08/05/20	EUR	54,698	USD	60,984	(489)
Barclays PLC	07/02/20	THB	76,749	USD	2,409	(74)
Barclays PLC	07/02/20	JPY	3,654,820	USD	34,001	124
Barclays PLC	07/02/20	JPY	117,548	USD	1,083	(7)
Barclays PLC	07/23/20	USD	431	IDR	6,215,845	(2)
Barclays PLC	07/23/20	USD	384	INR	30,108	14
Barclays PLC	07/23/20	USD	500	INR	37,716	(1)
Barclays PLC	07/23/20	INR	49,174	USD	643	(7)
Barclays PLC	07/23/20	IDR	19,332,340	USD	1,327	(8)
Barclays PLC	08/05/20	USD	121	CNY	856	—
Barclays PLC	08/05/20	PLN	3,559	USD	897	(4)
Barclays PLC	08/13/20	USD	281	MYR	1,166	(8)
Barclays PLC	08/13/20	USD	1,063	KRW	1,308,908	29
Barclays PLC	08/20/20	USD	1,100	TWD	32,305	7
Barclays PLC	08/20/20	TWD	24,884	USD	836	(17)
BMO Capital	07/02/20	USD	1,402	EUR	1,236	(14)
BMO Capital	07/02/20	CAD	20,297	USD	15,001	99
BMO Capital	08/05/20	CAD	20,059	USD	14,682	(50)
BNP Paribas	07/02/20	USD	794	GBP	623	(25)
BNP Paribas	07/02/20	USD	1,271	BRL	6,845	(24)
BNP Paribas	07/02/20	USD	221	EUR	198	1
BNP Paribas	07/02/20	USD	2,272	EUR	2,012	(12)
BNP Paribas	07/02/20	PLN	3,560	USD	889	(11)
BNP Paribas	07/02/20 - 08/05/20	NZD	3,707	USD	2,367	(19)
BNP Paribas	07/02/20	USD	8,818	JPY	945,260	(56)
BNP Paribas	07/02/20 - 08/05/20	MYR	17,424	USD	4,047	(20)
BNP Paribas	07/02/20	HUF	76,500	USD	244	1
BNP Paribas	07/02/20	JPY	3,651,713	USD	34,071	223
BNP Paribas	07/17/20	GBP	703	USD	870	2
BNP Paribas	07/17/20	ZAR	17,868	USD	1,031	5
BNP Paribas	07/23/20	USD	931	IDR	13,268,398	(15)
BNP Paribas	07/29/20	USD	1,218	PLN	4,851	10
BNP Paribas	08/13/20	AUD	9,270	USD	6,463	82
BNP Paribas	08/05/20	AUD	5,722	USD	3,924	(15)
BNP Paribas	08/06/20	USD	1,696	CAD	2,271	(28)
BNP Paribas	08/06/20	CAD	1,765	USD	1,266	(30)
BNP Paribas	08/13/20	USD	1,080	CNH	7,664	2
BNP Paribas	08/27/20	USD	1,085	SGD	1,512	(1)

14	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/17/20	USD	339	ZAR	6,274	$21
Brown Brothers Harriman	07/17/20	USD	206	GBP	167	—
Brown Brothers Harriman	07/17/20	USD	293	GBP	234	(4)
Brown Brothers Harriman	07/17/20	ZAR	6,271	USD	341	(19)
Brown Brothers Harriman	08/06/20	USD	110	CAD	149	(1)
Brown Brothers Harriman	08/06/20	NZD	781	USD	500	(3)
Brown Brothers Harriman	08/06/20	EUR	1,229	USD	1,389	7
Brown Brothers Harriman	08/06/20	USD	1,478	EUR	1,303	(13)
Brown Brothers Harriman	08/07/20	USD	937	JPY	100,882	(1)
Brown Brothers Harriman	08/13/20	CNY	62,808	USD	8,859	(12)
Brown Brothers Harriman	08/28/20	USD	1,200	CHF	1,160	27
Citi	07/02/20	USD	1,359	BRL	7,208	(46)
Citi	07/02/20	BRL	6,829	USD	1,284	40
Citi	07/15/20	USD	2,365	NOK	23,169	37
Citi	07/15/20	USD	2,559	CLP	1,964,811	(164)
Citi	07/15/20	SEK	31,529	USD	3,227	(159)
Citi	07/15/20	CLP	2,518,833	USD	3,064	(7)
Citi	07/15/20	COP	7,859,809	USD	2,009	(91)
Citi	07/17/20	GBP	9,265	USD	11,332	(116)
Citi	07/29/20	PLN	8,492	USD	2,020	(127)
Citi	08/06/20	EUR	1,477	USD	1,672	12
Citi	08/07/20	MXN	29,274	USD	1,276	16
Citi	08/20/20	TWD	47,448	USD	1,597	(30)
Citi	08/28/20	CHF	1,163	USD	1,213	(17)
Citigroup	07/02/20	CAD	20	USD	15	—
Citigroup	07/02/20	USD	144	CAD	195	(1)
Citigroup	07/02/20	USD	212	CNY	1,496	—
Citigroup	07/02/20	USD	29	SEK	274	—
Citigroup	07/02/20	USD	218	SEK	2,020	(1)
Citigroup	07/02/20	USD	142	GBP	115	—
Citigroup	07/02/20 - 08/05/20	USD	571	GBP	460	(3)
Citigroup	07/02/20	NOK	2,211	USD	233	3
Citigroup	07/02/20	MXN	45,692	USD	2,061	83
Citigroup	07/02/20	EUR	1,618	USD	1,839	22
Citigroup	07/02/20	EUR	83,117	USD	92,537	(816)
Citigroup	08/05/20	USD	289	EUR	258	1
Citigroup	08/05/20	USD	522	JPY	56,300	—
Citigroup	08/05/20	ILS	4,438	USD	1,293	9
Citigroup	08/05/20	CNY	5,058	USD	714	—
Credit Suisse First Boston	07/02/20	USD	595	EUR	530	1
Credit Suisse First Boston	07/15/20	NOK	10,724	USD	1,050	(62)
Credit Suisse First Boston	07/17/20	USD	1,077	ZAR	17,911	(48)
Credit Suisse First Boston	07/29/20	USD	2,089	PLN	8,433	43
Credit Suisse First Boston	08/27/20	SGD	3,598	USD	2,534	(46)
Credit Suisse First Boston	08/28/20	CHF	1,146	USD	1,214	2
Deutsche Bank	07/23/20	USD	836	INR	63,163	(1)
Goldman Sachs	07/02/20	USD	171	EUR	151	(1)
Goldman Sachs	07/02/20 - 08/05/20	USD	285	ZAR	4,960	—
Goldman Sachs	07/02/20	TRY	2,018	USD	298	4

SEI Institutional International Trust / Quarterly Report / June 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/02/20 - 08/05/20	TRY	14,281	USD	2,068	$(4)
Goldman Sachs	07/02/20	ZAR	7,852	USD	457	5
Goldman Sachs	07/02/20	ZAR	17,682	USD	1,006	(12)
Goldman Sachs	07/14/20	RUB	81,454	USD	1,178	36
Goldman Sachs	08/05/20	EUR	90	USD	101	—
Goldman Sachs	08/06/20	CAD	16,006	USD	11,541	(213)
Goldman Sachs	08/07/20	USD	1,316	MXN	29,455	(48)
Goldman Sachs	08/13/20	MYR	1,173	USD	286	12
HSBC	07/02/20	USD	1,102	GBP	883	(11)
HSBC	07/02/20	GBP	1,500	USD	1,873	20
HSBC	08/06/20	NZD	1,349	USD	857	(11)
HSBC	08/20/20	USD	1,386	TWD	40,457	1
JPMorgan Chase Bank	07/02/20	USD	—	PLN	1	—
JPMorgan Chase Bank	07/02/20	USD	5	HUF	1,542	—
JPMorgan Chase Bank	07/02/20	USD	39	MXN	882	(1)
JPMorgan Chase Bank	07/02/20	USD	285	ZAR	4,960	1
JPMorgan Chase Bank	07/02/20	USD	322	CAD	435	(2)
JPMorgan Chase Bank	07/02/20	USD	239	NZD	374	2
JPMorgan Chase Bank	07/02/20	USD	172	NZD	265	(1)
JPMorgan Chase Bank	07/02/20	USD	107	AUD	156	—
JPMorgan Chase Bank	07/02/20	USD	306	AUD	441	(3)
JPMorgan Chase Bank	07/02/20	USD	140	SEK	1,308	1
JPMorgan Chase Bank	07/02/20	USD	443	SEK	4,111	(2)
JPMorgan Chase Bank	07/02/20	NZD	355	USD	230	2
JPMorgan Chase Bank	07/02/20	NZD	247	USD	158	(1)
JPMorgan Chase Bank	07/02/20	AUD	285	USD	197	1
JPMorgan Chase Bank	07/02/20 - 08/05/20	AUD	370	USD	254	(1)
JPMorgan Chase Bank	07/02/20 - 08/05/20	USD	117	NOK	1,134	1
JPMorgan Chase Bank	07/02/20	USD	559	NOK	5,243	(15)
JPMorgan Chase Bank	07/02/20	SEK	456	USD	49	1
JPMorgan Chase Bank	07/02/20	SEK	246	USD	26	—
JPMorgan Chase Bank	07/02/20	CAD	432	USD	320	3
JPMorgan Chase Bank	07/02/20 - 08/05/20	CAD	362	USD	265	(1)
JPMorgan Chase Bank	07/02/20	TRY	971	USD	141	(1)
JPMorgan Chase Bank	07/02/20	USD	964	JPY	104,980	9
JPMorgan Chase Bank	07/02/20	USD	591	JPY	63,318	(4)
JPMorgan Chase Bank	07/02/20 - 08/05/20	EUR	2,023	USD	2,290	18
JPMorgan Chase Bank	07/02/20 - 08/05/20	EUR	78	USD	87	—
JPMorgan Chase Bank	07/02/20	USD	2,353	CHF	2,259	31
JPMorgan Chase Bank	07/02/20	USD	189	CHF	177	(2)
JPMorgan Chase Bank	07/02/20	NOK	1,845	USD	195	4
JPMorgan Chase Bank	07/02/20	NOK	1,093	USD	112	(1)
JPMorgan Chase Bank	07/02/20 - 08/05/20	USD	678	GBP	549	1
JPMorgan Chase Bank	07/02/20 - 08/05/20	USD	3,745	GBP	3,018	(15)
JPMorgan Chase Bank	07/02/20 - 08/05/20	CHF	213	USD	226	1
JPMorgan Chase Bank	07/02/20 - 08/05/20	CHF	4,369	USD	4,549	(62)
JPMorgan Chase Bank	07/02/20 - 08/05/20	GBP	254	USD	318	4
JPMorgan Chase Bank	07/02/20	GBP	11,138	USD	13,697	(66)
JPMorgan Chase Bank	07/02/20 - 08/05/20	USD	1,467	EUR	1,308	3
JPMorgan Chase Bank	07/02/20 - 08/05/20	USD	11,088	EUR	9,789	(94)

16	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/02/20	CZK	25,007	USD	1,030	$(24)
JPMorgan Chase Bank	07/02/20 - 08/05/20	JPY	35,585	USD	332	3
JPMorgan Chase Bank	07/02/20	JPY	52,733	USD	484	(5)
JPMorgan Chase Bank	07/02/20 - 08/05/20	CNY	204,205	USD	28,622	(239)
JPMorgan Chase Bank	07/06/20	USD	437	CLP	352,133	(8)
JPMorgan Chase Bank	07/06/20	CLP	352,133	USD	446	16
JPMorgan Chase Bank	07/15/20	USD	1,793	RUB	123,160	(67)
JPMorgan Chase Bank	07/17/20	GBP	1,155	USD	1,430	2
JPMorgan Chase Bank	07/20/20 - 07/21/20	THB	134,214	USD	4,336	(7)
JPMorgan Chase Bank	07/22/20	NZD	15,036	USD	9,769	92
JPMorgan Chase Bank	07/22/20	IDR	13,454,589	USD	943	13
JPMorgan Chase Bank	07/23/20	USD	629	IDR	10,071,137	67
JPMorgan Chase Bank	07/27/20	AUD	24	USD	17	—
JPMorgan Chase Bank	07/27/20	USD	828	PLN	3,255	(5)
JPMorgan Chase Bank	07/27/20	CAD	2,593	USD	1,910	6
JPMorgan Chase Bank	07/27/20	USD	3,877	GBP	3,119	(23)
JPMorgan Chase Bank	07/27/20	USD	5,570	NOK	53,376	(36)
JPMorgan Chase Bank	07/27/20	USD	6,391	SEK	60,021	55
JPMorgan Chase Bank	07/27/20	CHF	6,809	USD	7,177	(17)
JPMorgan Chase Bank	07/27/20	SGD	10,007	USD	7,174	(1)
JPMorgan Chase Bank	07/27/20	EUR	23,762	USD	26,690	(11)
JPMorgan Chase Bank	07/29/20	USD	68	BRL	354	(4)
JPMorgan Chase Bank	07/29/20	MXN	55,692	USD	2,486	85
JPMorgan Chase Bank	07/29/20	KRW	1,083,156	USD	896	(7)
JPMorgan Chase Bank	07/29/20	JPY	3,131,943	USD	29,251	206
JPMorgan Chase Bank	07/30/20	USD	319	COP	1,189,125	(2)
JPMorgan Chase Bank	08/05/20	USD	42	SGD	58	—
JPMorgan Chase Bank	08/05/20	SGD	6,747	USD	4,849	11
JPMorgan Chase Bank	08/05/20	ZAR	13,134	USD	761	8
Morgan Stanley	07/02/20	USD	114	NZD	179	1
Morgan Stanley	07/02/20	USD	80	NZD	123	(1)
Morgan Stanley	07/02/20	USD	84	CAD	116	1
Morgan Stanley	07/02/20	USD	120	CAD	162	(1)
Morgan Stanley	08/05/20	USD	59	GBP	48	—
Morgan Stanley	07/02/20 - 08/05/20	USD	173	GBP	139	(2)
Morgan Stanley	07/02/20	USD	312	NOK	2,907	(11)
Morgan Stanley	07/02/20	AUD	62	USD	43	1
Morgan Stanley	07/02/20 - 08/05/20	AUD	323	USD	221	(2)
Morgan Stanley	07/02/20 - 08/05/20	USD	310	CHF	296	2
Morgan Stanley	07/02/20	USD	79	CHF	75	—
Morgan Stanley	07/02/20	NZD	286	USD	185	1
Morgan Stanley	07/02/20	NZD	248	USD	158	(1)
Morgan Stanley	07/02/20 - 08/05/20	USD	170	AUD	248	1
Morgan Stanley	07/02/20	USD	636	AUD	915	(6)
Morgan Stanley	07/02/20	TRY	971	USD	141	(1)
Morgan Stanley	07/02/20	USD	46	JPY	4,969	—
Morgan Stanley	07/02/20 - 08/05/20	USD	1,093	JPY	116,921	(9)
Morgan Stanley	07/02/20	CAD	160	USD	118	1
Morgan Stanley	07/02/20 - 08/06/20	CAD	1,146	USD	839	(2)
Morgan Stanley	07/02/20 - 07/15/20	USD	1,391	SEK	12,969	2

SEI Institutional International Trust / Quarterly Report / June 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	07/02/20	USD	130	SEK	1,206	$(1)
Morgan Stanley	07/02/20	GBP	742	USD	942	25
Morgan Stanley	07/02/20 - 07/17/20	GBP	1,482	USD	1,830	(2)
Morgan Stanley	07/02/20	CHF	112	USD	119	1
Morgan Stanley	07/02/20 - 08/05/20	CHF	2,319	USD	2,441	(9)
Morgan Stanley	07/02/20	ILS	4,438	USD	1,265	(17)
Morgan Stanley	07/02/20	USD	1,130	EUR	1,008	2
Morgan Stanley	07/02/20	USD	4,830	EUR	4,276	(28)
Morgan Stanley	07/02/20	NOK	1,235	USD	130	2
Morgan Stanley	07/02/20 - 08/05/20	NOK	6,163	USD	634	(5)
Morgan Stanley	07/02/20 - 08/05/20	DKK	15,724	USD	2,360	(11)
Morgan Stanley	07/02/20	SEK	300	USD	33	—
Morgan Stanley	07/02/20 - 08/05/20	SEK	29,475	USD	3,137	(27)
Morgan Stanley	07/02/20 - 09/10/20	EUR	13,474	USD	15,260	109
Morgan Stanley	07/02/20 - 08/06/20	EUR	57,563	USD	63,892	(794)
Morgan Stanley	07/02/20 - 08/05/20	JPY	7,035,767	USD	65,808	554
Morgan Stanley	07/02/20 - 08/07/20	JPY	1,842,836	USD	16,919	(165)
Morgan Stanley	07/14/20	USD	659	RUB	49,208	31
Morgan Stanley	07/14/20	RUB	44,533	USD	637	13
Morgan Stanley	07/28/20	USD	655	TRY	4,517	—
Morgan Stanley	08/04/20	USD	1,327	BRL	7,224	(14)
Morgan Stanley	08/05/20	CZK	25,007	USD	1,050	(5)
Morgan Stanley	08/05/20	HUF	74,958	USD	237	—
RBC	08/05/20	USD	663	JPY	71,398	(1)
RBS	07/15/20	USD	1,414	COP	5,316,018	6
Standard Chartered	07/02/20	USD	56	SGD	79	1
Standard Chartered	07/02/20	USD	171	AUD	245	(2)
Standard Chartered	07/02/20	SGD	6,747	USD	4,775	(61)
Standard Chartered	07/23/20	INR	29,681	USD	391	(2)
Standard Chartered	07/23/20	IDR	9,963,413	USD	618	(71)
Standard Chartered	08/05/20	USD	375	EUR	334	—
Standard Chartered	08/05/20	THB	76,749	USD	2,485	1
Standard Chartered	08/05/20	HUF	239,691	USD	761	1
Standard Chartered	08/20/20	USD	1,341	TWD	39,508	13
State Street	07/02/20	GBP	198	USD	244	(1)
State Street	07/02/20	AUD	218	USD	145	(5)
State Street	07/02/20	USD	361	CHF	345	3
State Street	08/05/20	USD	211	GBP	171	1
State Street	07/02/20	USD	362	GBP	291	(2)
State Street	07/02/20	USD	872	CAD	1,200	8
State Street	07/02/20 - 08/05/20	EUR	3,120	USD	3,524	19
State Street	07/02/20 - 08/05/20	USD	6,930	EUR	6,172	5
State Street	07/02/20	JPY	61,681	USD	566	(6)
State Street	08/05/20	USD	329	CNY	2,332	—
State Street	08/05/20	MXN	49,920	USD	2,150	(1)
TD Securities	07/02/20	USD	632	JPY	67,518	(6)
TD Securities	07/02/20 - 08/05/20	GBP	31,223	USD	38,716	137
UBS	07/02/20	EUR	73	USD	82	—
UBS	07/02/20	USD	260	CNY	1,869	4
UBS	07/02/20	USD	447	JPY	48,369	2

18	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
UBS	07/02/20	MXN	5,110	USD	230	$9
UBS	08/06/20	USD	806	EUR	713	(5)

						$(2,253)

A list of open OTC swap agreements held by the Fund at June 30, 2020, is as follows:

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(882)	$(276)	$(106)	$(170)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$101	$–	$101
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	28	–	28

							$129	$–	$129

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2020, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NAHYS33V8.5Y	Buy	5.00%	Quarterly	12/20/2024	76	$–	$(2)	$2
CDX.NAHYS33V8.5Y.555067	Buy	5.00%	Quarterly	12/20/2024	37	–	(1)	1
CDX.NAHYS33V8.5Y.558246	Buy	5.00%	Quarterly	12/20/2024	27	–	–	–
CDX.NAHYS33V8.FY.556984	Buy	5.00%	Quarterly	12/20/2024	76	–	(1)	1
CDX.NAHYS34V5.5Y	Sell	5.00%	Quarterly	06/20/2025	(169)	(1)	2	(3)
ITRAXX EUROPE SERIES	Sell	1.00%	Quarterly	12/20/2024	(2,400)	28	32	(4)
ITRAXX EUROPE SERIES	Sell	5.00%	Quarterly	12/20/2024	(1,006)	(20)	43	(63)

						$7	$73	$(66)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.6460%	6-MONTH GBP - LIBOR	Semi-Annual	10/03/2047	GBP	460	$(187)	$–	$(187)
CHINA 7-DAY REVERSE REPO RATE	5.635%	Semi-Annual	02/28/2025	GBP	1,230	24	–	24

						$(163)	$–	$(163)

Percentages are based on Net Assets of $509,741 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $78,023 ($ Thousands), representing 15.3% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Perpetual security with no stated maturity date.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

SEI Institutional International Trust / Quarterly Report / June 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Continued)

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

THB — Thai Bhat

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	467,142	–	467,142
U.S. Treasury Obligations	–	27,657	–	27,657
Mortgage-Backed Securities	–	1,716	–	1,716
Commercial Paper	–	900	–	900

Total Investments in Securities	–	497,415	–	497,415

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	526	–	–	526
Unrealized Depreciation	(291)	–	–	(291)
Forwards Contracts*
Unrealized Appreciation	–	2,958	–	2,958
Unrealized Depreciation	–	(5,211)	–	(5,211)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	4	–	4
Unrealized Depreciation	–	(70)	–	(70)
Interest Rate Swaps*
Unrealized Appreciation	–	24	–	24
Unrealized Depreciation	–	(187)	–	(187)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(170)	–	(170)
Interest Rate Swaps*
Unrealized Appreciation	–	129	–	129

Total Other Financial Instruments	235	(2,253)	–	(2,288)

* Futures contracts, forwards contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

20	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

International Fixed Income Fund (Concluded)

As of June 30, 2020, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $2.0 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$(275,250)	$6,260	$(268,990)
Maximum potential amount of future payments	-	-	882,000	3,574,860	4,456,860
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]	$-	$-	$-	$-	$-	$-
0-100	-	-	2,400,000	-	-	2,400,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	1,174,860	-	882,000	2,056,860
Total	$-	$-	$3,574,860	$-	$882,000	$4,456,860

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional International Trust / Quarterly Report / June 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 95.7%

Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	403	$457

Angola — 1.2%
Angolan Government International Bond
9.500%, 11/12/2025		$2,476	2,219
9.375%, 05/08/2048		3,852	3,121
8.250%, 05/09/2028		2,601	2,133
Angolan Government International Bond MTN
9.125%, 11/26/2049		1,061	857
9.125%, 11/26/2049 (A)		3,449	2,787
8.000%, 11/26/2029 (A)		2,753	2,257
8.000%, 11/26/2029		817	670
Republic of Angola Via Avenir II BV MTN
7.869%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		4,281	3,173
4.981%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		552	494

			17,711

Argentina — 1.7%
Adecoagro
6.000%, 09/21/2027 (A)(B)		892	837
Argentine Republic Government International Bond
7.820%, 12/31/2033 (C)	EUR	2,191	1,022
7.820%, 12/31/2033 (C)		16,966	7,979
7.500%, 04/22/2026 (C)		$4,194	1,686
7.125%, 06/28/2117 (C)		1,392	537
6.875%, 04/22/2021 (C)		3,218	1,336
6.875%, 01/26/2027 (C)		1,264	504
6.875%, 01/11/2048 (C)		2,515	973
6.625%, 07/06/2028 (C)		1,605	634
5.875%, 01/11/2028 (C)		1,014	403
5.625%, 01/26/2022 (C)		1,539	634
3.370%, 5.250%, 03/31/2029, 12/31/2038 (C)(D)		1,000	390
5.250%, 01/15/2028 (C)	EUR	1,820	747
5.000%, 01/15/2027 (C)		553	228
4.625%, 01/11/2023 (C)		$2,443	1,014
4.500%, 09/30/2020 (C)		1,507	763
3.380%, 4.470%, 03/31/2029, 12/31/2038 (C)(D)	EUR	7,800	3,262
3.375%, 01/15/2023 (C)		680	289
Provincia de Buenos Aires
7.875%, 06/15/2027 (C)		$350	143
5.375%, 01/20/2023 (C)	EUR	620	272
Provincia de Cordoba
7.125%, 06/10/2021 (A) (C)		$531	326
Rio Energy
6.875%, 02/01/2025 (A) (C)		1,040	653

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
YPF MTN (E)
32.229%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020 (C)	$368	$74

		24,706

Armenia — 0.0%
Republic of Armenia International Bond
3.950%, 09/26/2029	758	731

Azerbaijan — 1.1%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029	1,711	1,793
4.750%, 03/18/2024	400	426
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)	1,437	1,652
6.875%, 03/24/2026	5,005	5,755
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030	2,110	2,485
6.950%, 03/18/2030	200	235
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023	1,300	1,350
4.750%, 03/13/2023	2,353	2,443

		16,139

Bahrain — 0.5%
Bahrain Government International Bond
7.000%, 10/12/2028	788	877
6.750%, 09/20/2029	200	219
6.125%, 08/01/2023	520	550
5.625%, 09/30/2031 (A)	1,826	1,844
5.625%, 09/30/2031	200	202
CBB International Sukuk Programme SPC
6.250%, 11/14/2024 (A)	1,377	1,460
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)	560	616
8.375%, 11/07/2028	547	602
7.625%, 11/07/2024 (A)	1,158	1,252

		7,622

Belarus — 0.4%
Republic of Belarus International Bond
7.625%, 06/29/2027	1,000	1,029
6.200%, 02/28/2030	358	342
Republic of Belarus Ministry of Finance
6.378%, 02/24/2031	721	695
6.378%, 02/24/2031 (A)	2,790	2,689
5.875%, 02/24/2026	476	461
5.875%, 02/24/2026 (A)	410	397

		5,613

SEI Institutional International Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Belize — 0.0%
Belize Government International Bond
4.938%, 02/20/2034		$1,117	$452

Benin — 0.1%
Benin Government International Bond
5.750%, 03/26/2026 (A)	EUR	1,688	1,753

Bermuda — 0.3%
Bermuda Government International Bond
4.854%, 02/06/2024		$868	948
4.750%, 02/15/2029		1,204	1,356
3.717%, 01/25/2027		1,521	1,612

			3,916

Brazil — 5.2%
Brazil Letras do Tesouro Nacional (F)
11.065%, 07/01/2021	BRL	5,000	890
10.726%, 01/01/2022		8,000	1,394
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$1,230	1,236
5.477%, 07/24/2023		217	218
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,745	1,756
5.333%, 02/15/2028		1,176	1,183
5.333%, 02/15/2028 (A)		202	203
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2031	BRL	7,428	1,641
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2045		562	426
6.000%, 08/15/2050		1,435	1,108
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		1,510	285
10.000%, 01/01/2023		77,185	15,972
10.000%, 01/01/2025		32,832	7,007
10.000%, 01/01/2027		41,212	8,913
10.000%, 01/01/2029		37,729	8,267
Brazilian Government International Bond
5.625%, 01/07/2041		$360	373
5.625%, 02/21/2047		1,876	1,951
5.000%, 01/27/2045		2,078	1,995
4.625%, 01/13/2028		812	849
3.875%, 06/12/2030		5,696	5,493
2.875%, 06/06/2025		993	981
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	216
CSN Islands XI
6.750%, 01/28/2028 (A)		592	507
CSN Resources (A)
7.625%, 02/13/2023		694	645
7.625%, 04/17/2026		763	662
Gol Finance
7.000%, 01/31/2025 (A)(B)		998	559

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
JBS Investments II GmbH
5.750%, 01/15/2028 (A)		$466	$461
Minerva Luxembourg
6.500%, 09/20/2026 (A)		741	747
MV24 Capital BV
6.748%, 06/01/2034 (A)		1,215	1,154
Nexa Resources
5.375%, 05/04/2027 (A)		2,891	2,797
Petrobras Global Finance
BV 6.900%, 03/19/2049		2,296	2,416
6.750%, 06/03/2050		596	613
5.999%, 01/27/2028		437	458
5.600%, 01/03/2031		827	831
5.093%, 01/15/2030		256	255
Suzano Austria GmbH (A)
7.000%, 03/16/2047		399	438
6.000%, 01/15/2029		688	742
5.000%, 01/15/2030		494	500
Votorantim Cimentos International
7.250%, 04/05/2041		536	613

			76,755

Cameroon — 0.0%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		324	324

Cayman Islands — 0.3%
Bioceanico Sovereign Certificate Ltd
2.505%, 06/05/2034 (F)		2,028	1,425
Neon Capital MTN
2.015%, 01/06/2028 (F)(G)	JPY	326,989	2,267

			3,692

Chile — 1.9%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$1,046	1,100
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2043	CLP	1,515,000	2,725
4.700%, 09/01/2030 (A)		815,000	1,195
Cencosud
4.375%, 07/17/2027 (A)		$1,819	1,850
Chile Government International Bond
3.860%, 06/21/2047		2,939	3,478
3.500%, 01/25/2050		1,694	1,906
2.550%, 01/27/2032		1,777	1,850
2.450%, 01/31/2031		3,190	3,305
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (A)		217	234
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		2	3
Empresa Nacional del Petroleo
3.750%, 08/05/2026 (B)		1,031	1,064

2	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Geopark
6.500%, 09/21/2024 (A)		$492	$452
Nacional del Cobre de Chile
5.625%, 10/18/2043		442	574
4.500%, 09/16/2025 (A)		2,281	2,555
4.375%, 02/05/2049 (A)(B)		506	576
3.750%, 01/15/2031 (A)		234	255
3.700%, 01/30/2050 (A)		1,216	1,243
3.625%, 08/01/2027 (A)(B)		368	394
3.625%, 08/01/2027 (B)		353	378
3.150%, 01/14/2030 (A)		897	933
3.150%, 01/14/2030		300	312
3.000%, 09/30/2029 (A)		1,006	1,040

			27,422

China — 1.9%
Alibaba Group Holding
4.200%, 12/06/2047		310	382
Charming Light Investments MTN
4.375%, 12/21/2027		1,341	1,507
China Government Bond
3.390%, 03/16/2050	CNY	8,350	1,135
3.130%, 11/21/2029		6,500	938
3.120%, 12/05/2026		9,040	1,298
2.940%, 10/17/2024		10,330	1,485
2.680%, 05/21/2030		10,160	1,416
1.990%, 04/09/2025		33,270	4,586
China Government International Bond (B)
3.250%, 10/19/2023		$1,762	1,904
1.875%, 12/03/2022		752	771
China Minmetals
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 11/13/2168		640	646
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2169		2,047	2,062
Chinalco Capital Holdings
4.250%, 04/21/2022 (B)		740	745
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788%, 03/11/2169		224	225
CNAC HK Finbridge
5.125%, 03/14/2028		780	903
3.375%, 06/19/2024		292	303
Dianjian Haiyu
4.300%, 12/20/2168		204	206
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.933%, 07/19/2168		303	308
ENN Clean Energy International Investment
7.500%, 02/27/2021		475	479

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/2168		$1,378	$1,385
Leader Goal International Ltd MTN
4.250%, 07/19/2168 (G)		212	213
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209%, 09/03/2168		805	805
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030 (A)		835	858
2.500%, 08/08/2024		3,010	3,120
Tencent Holdings LTD MTN
3.240%, 06/03/2050 (A)	THB	450	451
Wanda Properties International
7.250%, 01/29/2024		$400	376

			28,507

Colombia — 5.4%
Colombia Government International Bond
3.125%, 04/15/2031		2,279	2,262
3.000%, 01/30/2030		3,679	3,644
Colombian TES
10.000%, 07/24/2024	COP	8,980,700	6,246
7.750%, 09/18/2030		4,787,100	4,331
7.500%, 08/26/2026		2,033,500	9,749
7.250%, 10/18/2034		9,872,900	2,745
7.000%, 05/04/2022		7,602,900	2,173
7.000%, 06/30/2032		9,154,500	2,510
6.250%, 11/26/2025		2,448,500	9,400
6.000%, 04/28/2028		9,179,900	10,638
5.750%, 11/03/2027		259,700	2,759
4.750%, 04/04/2035		1,170,600	997
2.250%, 04/18/2029		805,600	555
Ecopetrol
6.875%, 04/29/2030		$3,269	3,747
5.875%, 09/18/2023		537	575
5.875%, 05/28/2045		420	441
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	237
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027		1,760,000	492
7.625%, 09/10/2024		3,116,000	863
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	319
7.875%, 08/12/2024		884,000	251
Grupo Aval
4.375%, 02/04/2030 (A)		$812	772
Republic of Colombia
9.850%, 06/28/2027	COP	5,060,000	1,704
8.125%, 05/21/2024		$908	1,092

SEI Institutional International Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 04/14/2021	COP	3,331,000	$914
7.375%, 09/18/2037		$749	1,026
6.125%, 01/18/2041		1,584	1,978
5.625%, 02/26/2044		132	158
5.200%, 05/15/2049		531	623
5.000%, 06/15/2045		2,792	3,162
4.500%, 01/28/2026		581	629
4.375%, 03/21/2023	COP	2,871,000	769
4.125%, 05/15/2051		$755	759
4.000%, 02/26/2024		965	1,017

			79,537

Costa Rica — 0.6%
Costa Rica Government International Bond
7.158%, 03/12/2045		2,576	2,144
7.158%, 03/12/2045 (A)		1,295	1,078
7.158%, 03/12/2045		912	759
7.000%, 04/04/2044		1,208	992
7.000%, 04/04/2044		230	189
6.125%, 02/19/2031		2,984	2,577
4.375%, 04/30/2025		662	592
4.250%, 01/26/2023		670	634
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		250	185
Republic of Costa Rica
5.625%, 04/30/2043 (A)		450	336

			9,486

Croatia — 0.2%
Croatia Government International Bond
6.625%, 07/14/2020		467	468
6.375%, 03/24/2021		633	655
2.750%, 01/27/2030	EUR	839	1,058
1.500%, 06/17/2031		650	728

			2,909

Czech Republic — 1.6%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	16,120	994
2.750%, 07/23/2029		124,520	6,179
2.500%, 08/25/2028		41,920	2,015
2.400%, 09/17/2025		99,550	4,587
2.000%, 10/13/2033		44,060	2,104
1.200%, 03/13/2031		35,380	1,536
1.000%, 06/26/2026		16,430	708
0.950%, 05/15/2030		122,330	5,218

			23,341

Dominican Republic — 1.3%
Dominican Republic International Bond
11.250%, 02/05/2027	DOP	14,500	248
8.900%, 02/15/2023 (A)		43,400	684
7.450%, 04/30/2044		$782	803
7.450%, 04/30/2044 (A)		687	706

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.850%, 01/27/2045		$2,391	$2,286
6.850%, 01/27/2045 (A)		479	458
6.600%, 01/28/2024		656	688
6.500%, 02/15/2048		3,120	2,874
6.400%, 06/05/2049		1,974	1,801
6.000%, 07/19/2028		246	247
5.950%, 01/25/2027		638	642
5.875%, 04/18/2024 (A)		71	73
5.875%, 01/30/2060		1,790	1,532
5.875%, 01/30/2060 (A)		2,066	1,768
5.500%, 01/27/2025		949	960
4.500%, 01/30/2030 (A)		3,240	2,931

			18,701

Ecuador — 0.7%
Ecuador Government International Bond
10.750%, 03/28/2022 (C)		3,023	1,466
10.650%, 10.750%, 07/31/2020, 01/31/2029 (A)(C)(D)		3,066	1,262
10.650%, 10.750%, 07/31/2020, 01/31/2029 (C)(D)		976	402
10.650%, 10.750%, 07/31/2020, 01/31/2029 (A)(C)(D)		94	39
9.650%, 12/13/2026 (A) (C)		206	88
9.625%, 06/02/2027 (C)		777	331
9.625%, 06/02/2027 (A) (C)		700	298
9.500%, 03/27/2030 (C)		3,384	1,438
9.500%, 03/27/2030 (A)(C)		988	420
8.875%, 10/23/2027 (A) (C)		2,029	852
8.875%, 10/23/2027 (B)(C)		6,435	2,703
7.950%, 06/20/2024 (C)		515	252
7.775%, 7.875%, 07/23/2020, 01/23/2028 (C)(D)		3,536	1,450

			11,001

Egypt — 2.2%
Egypt Government International Bond
18.000%, 11/06/2028	EGP	30,307	2,228
17.700%, 08/07/2025		29,457	2,058
16.300%, 04/09/2024		15,034	991
16.100%, 05/07/2029		14,920	1,016
8.875%, 05/29/2050 (A)		$2,200	2,171
8.700%, 03/01/2049		600	587
8.700%, 03/01/2049 (A)		529	518
7.903%, 02/21/2048 (A)		421	388
7.625%, 05/29/2032 (A)		6,795	6,623
7.625%, 05/29/2032		446	435
5.577%, 02/21/2023 (A)		378	386
Egypt Government International Bond MTN
8.500%, 01/31/2047		4,131	4,028
8.150%, 11/20/2059 (A)		485	450
8.150%, 11/20/2059		277	257
7.053%, 01/15/2032		1,621	1,536

4	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.053%, 01/15/2032 (A)		$547	$518
6.375%, 04/11/2031	EUR	1,230	1,274
6.375%, 04/11/2031 (A)		503	521
6.125%, 01/31/2022 (A)		$865	886
5.625%, 04/16/2030 (A)	EUR	1,010	1,021
5.625%, 04/16/2030		3,322	3,358
4.750%, 04/11/2025		457	497
4.750%, 04/16/2026		670	712

			32,459

El Salvador — 0.6%
El Salvador Government International Bond
8.250%, 04/10/2032 (A)		$326	297
Republic of El Salvador
8.625%, 02/28/2029		734	701
8.250%, 04/10/2032		3,032	2,767
7.750%, 01/24/2023		2,488	2,323
7.650%, 06/15/2035		499	433
7.625%, 02/01/2041		327	277
7.125%, 01/20/2050		813	659
5.875%, 01/30/2025		1,589	1,394

			8,851

Gabon — 0.3%
Gabon Government International Bond
6.625%, 02/06/2031		603	537
6.625%, 02/06/2031 (A)		536	478
Gabonese Republic
6.950%, 06/16/2025 (A)		1,725	1,616
6.375%, 12/12/2024		1,247	1,179

			3,810

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		66	67

Ghana — 1.4%
Ghana Government International Bond
24.750%, 07/19/2021	GHS	–	–
19.750%, 03/25/2024		5,311	927
19.000%, 11/02/2026		11,055	1,753
10.750%, 10/14/2030		$4,097	4,906
8.950%, 03/26/2051 (A)		2,294	2,095
8.750%, 03/11/2061 (A)		343	310
8.750%, 03/11/2061		233	210
8.627%, 06/16/2049 (A)		593	535
8.125%, 03/26/2032 (A)		1,163	1,092
7.875%, 03/26/2027 (A)		1,357	1,341
7.875%, 03/26/2027		72	71
7.875%, 02/11/2035 (A)		1,897	1,717
7.875%, 02/11/2035		1,055	955
7.625%, 05/16/2029		658	619
7.625%, 05/16/2029 (A)		653	615
6.375%, 02/11/2027 (A)		2,568	2,398

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Kosmos Energy
7.125%, 04/04/2026 (A)		$190	$167
Republic of Ghana
8.125%, 01/18/2026 (A)		83	84
Tullow Oil
7.000%, 03/01/2025 (A)		800	502

			20,297

Guatemala — 0.1%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		390	399
Guatemala Government Bond
6.125%, 06/01/2050		204	236
4.900%, 06/01/2030		1,292	1,380

			2,015

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	347
5.625%, 06/24/2030 (A)		736	749
5.625%, 06/24/2030		299	304

			1,400

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		757	746

Hungary — 1.3%
Hungary Government Bond
6.750%, 10/22/2028	HUF	489,630	2,136
6.375%, 03/29/2021		$2,228	2,317
5.500%, 06/24/2025	HUF	500,750	1,909
5.375%, 03/25/2024		$1	1
3.000%, 06/26/2024	HUF	413,620	1,407
3.000%, 10/27/2027		1,192,460	4,116
3.000%, 08/21/2030		438,920	1,498
2.750%, 12/22/2026		1,072,960	3,654
2.500%, 10/24/2024		653,680	2,185
Hungary Government International Bond
1.750%, 06/05/2035	EUR	265	293

			19,516

India — 0.2%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		$540	502
Export-Import Bank of India MTN
3.250%, 01/15/2030 (A)		1,060	1,047
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.277%, 04/15/2169 (A)		324	313
Power Finance MTN
3.950%, 04/23/2030 (A)		569	539

SEI Institutional International Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Vedanta Resources
8.250%, 06/07/2021		$820	$715

			3,116

Indonesia — 7.0%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048 (A)		331	402
6.757%, 11/15/2048		257	312
5.800%, 05/15/2050 (A)		1,727	1,930
5.710%, 11/15/2023 (A)		618	669
5.450%, 05/15/2030 (A)		1,051	1,172
4.750%, 05/15/2025 (A)		1,370	1,462
Indonesia Government International Bond
9.000%, 03/15/2029	IDR	2,750,000	3,313
8.750%, 05/15/2031		779,000	4,616
8.500%, 10/12/2035		$1,969	3,059
8.375%, 03/15/2024	IDR	173,000	1,498
8.375%, 03/15/2034		2,065,000	10,453
8.375%, 04/15/2039		3,070,000	6,106
8.250%, 05/15/2029		5,484,000	4,879
8.250%, 06/15/2032		2,030,000	875
8.250%, 05/15/2036		2,516,000	5,263
8.125%, 05/15/2024		6,235,000	5,636
7.750%, 01/17/2038		$1,797	2,708
7.500%, 08/15/2032	IDR	6,770,000	1,844
7.500%, 05/15/2038		8,662,000	4,020
7.000%, 05/15/2022		233,000	2,901
7.000%, 05/15/2027		3,129,000	4,419
6.625%, 05/15/2033		4,323,000	1,554
6.125%, 05/15/2028		9,066,000	594
5.625%, 05/15/2023		3,267,000	226
5.250%, 01/08/2047 (A)		$170	213
4.750%, 02/11/2029		985	1,141
4.350%, 01/08/2027		450	499
4.350%, 01/08/2027 (A)		206	229
4.100%, 04/24/2028		450	498
3.500%, 01/11/2028		2,300	2,445
1.400%, 10/30/2031	EUR	300	318
0.900%, 02/14/2027		428	455
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$2,680	3,317
5.125%, 01/15/2045		410	502
4.625%, 04/15/2043		1,564	1,791
4.125%, 01/15/2025		826	897
3.850%, 07/18/2027		400	433
Indonesia Treasury Bond
7.500%, 06/15/2035	IDR	1,796,000	2,198
7.500%, 04/15/2040		4,771,000	329
7.000%, 09/15/2030		92,000	4,138
6.500%, 06/15/2025		2,680,000	3,675

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
JPMorgan Chase Bank MTN
7.500%, 06/15/2035 (A)	IDR	1,500,000	$2,868
Medco Bell Pte
6.375%, 01/30/2027 (A)		$466	397
Pertamina Persero MTN
6.450%, 05/30/2044		789	1,006
4.700%, 07/30/2049 (A)		244	263
3.650%, 07/30/2029 (A)(B)		1,035	1,077
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	691	713
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$657	816
6.150%, 05/21/2048		250	311
4.375%, 02/05/2050 (A)		265	271
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		2,135	2,339

			103,050

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		879	791

Israel — 0.6%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.631%, 01/29/2031 (A)		431	418
State of Israel
4.500%, 04/03/2120		1,840	2,374
3.875%, 07/03/2050		3,774	4,477
2.750%, 07/03/2030		1,196	1,316

			8,585

Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,515	1,587
6.625%, 03/22/2048		1,552	1,576
6.625%, 03/22/2048		271	275
5.875%, 10/17/2031		1,729	1,821
5.875%, 10/17/2031 (A)		1,403	1,477
5.750%, 12/31/2032		$1,317	1,292
5.750%, 12/31/2032		490	481
5.250%, 03/22/2030	EUR	855	892
5.125%, 06/15/2025		371	418

			9,819

Jamaica — 0.2%
Government of Jamaica
7.875%, 07/28/2045		$2,228	2,722

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047		693	712
7.375%, 10/10/2047 (A)		428	440

6	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.850%, 07/07/2030	$1,140	$1,140
4.950%, 07/07/2025 (A)	1,230	1,230

		3,522

Kazakhstan — 1.5%
Development Bank of Kazakhstan
4.125%, 12/10/2022	770	799
Kazakhstan Government International Bond
4.875%, 10/14/2044	764	968
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045	330	488
KazMunayGas National JSC
6.375%, 10/24/2048 (A)	2,522	3,172
5.750%, 04/19/2047 (A)	3,012	3,507
5.750%, 04/19/2047	63	73
5.375%, 04/24/2030 (A)	1,834	2,075
5.375%, 04/24/2030	3,678	4,161
4.750%, 04/24/2025 (A)	732	787
3.875%, 04/19/2022	2,377	2,428
KazTransGas JSC
4.375%, 09/26/2027 (A)	932	998
4.375%, 09/26/2027	2,251	2,409

		21,865

Kenya — 0.5%
Kenya Government International Bond
8.250%, 02/28/2048	1,793	1,764
8.250%, 02/28/2048 (A)	654	644
8.000%, 05/22/2032	2,122	2,090
7.250%, 02/28/2028	559	551
7.000%, 05/22/2027	1,594	1,570
7.000%, 05/22/2027 (A)	671	661
6.875%, 06/24/2024	473	480
6.875%, 06/24/2024 (A)	289	293

		8,053

Kuwait — 0.1%
Kuwait International Government Bond
3.500%, 03/20/2027	418	466
2.750%, 03/20/2022	645	665
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (A)	222	250
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr+2.832%, 05/27/2169 (A)	513	486

		1,867

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (C)	4,532	725
8.200%, 05/17/2033 (C)	2,700	432
6.650%, 04/22/2024 (C)	2,250	384
6.000%, 01/27/2023 (C)	560	97

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (C)		$1,073	$196
7.000%, 03/20/2028 (C)		2,432	389
6.850%, 05/25/2029 (C)		387	65
6.650%, 02/26/2030 (C)		1,225	205
6.600%, 11/27/2026 (C)		2,201	372
6.400%, 05/26/2023 (C)		1,555	265
6.100%, 10/04/2022 (C)		1,573	280
6.100%, 10/04/2022 (C)		569	101

			3,511

Luxembourg — 0.0%
Millicom International Cellular
6.250%, 03/25/2029 (A)		449	479

Malaysia — 5.4%
1MDB Energy
5.990%, 05/11/2022		2,000	2,075
1MDB Global Investments
4.400%, 03/09/2023		2,000	1,891
4.400%, 03/09/2023		7,400	6,996
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	286
4.935%, 09/30/2043		2,200	588
4.921%, 07/06/2048		1,768	474
4.893%, 06/08/2038		800	218
4.642%, 11/07/2033		500	133
4.392%, 04/15/2026		3,480	884
4.232%, 06/30/2031		1,200	306
4.181%, 07/15/2024		4,186	1,042
4.160%, 07/15/2021		1,920	458
4.059%, 09/30/2024		8,576	2,130
3.955%, 09/15/2025		36,283	9,069
3.906%, 07/15/2026		16,152	4,021
3.899%, 11/16/2027		2,500	625
3.885%, 08/15/2029		29,633	7,458
3.882%, 03/10/2022		5,848	1,404
3.828%, 07/05/2034		120	30
3.800%, 08/17/2023		30,074	7,325
3.795%, 09/30/2022		3,200	773
3.757%, 04/20/2023		13,915	3,378
3.757%, 05/22/2040		1,500	356
3.733%, 06/15/2028		12,719	3,138
3.659%, 10/15/2020		36,600	8,582
3.620%, 11/30/2021		18,334	4,371
3.502%, 05/31/2027		2,450	600
3.480%, 03/15/2023		2,858	688
3.478%, 06/14/2024		6,160	1,493
3.418%, 08/15/2022		10,450	2,499
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	310
4.070%, 09/30/2026		6,500	1,636

SEI Institutional International Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Malaysia Sukuk Global
3.179%, 04/27/2026		$1,777	$1,935
Petronas Capital MTN (A)
4.550%, 04/21/2050		563	713
3.500%, 04/21/2030		2,200	2,444

			80,329

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		836	824

Mexico — 8.4%
America Movil
7.125%, 12/09/2024	MXN	18,110	812
Axtel
6.375%, 11/14/2024 (A)		$713	740
Banco Mercantil del Norte (A)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2168		476	448
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%, 09/27/2168		609	576
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,015	990
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		844	823
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (A)		414	453
Cemex (A)
7.375%, 06/05/2027		572	581
5.450%, 11/19/2029		750	693
Cometa Energia
6.375%, 04/24/2035 (A)		675	702
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,624
5.750%, 02/14/2042 (A)		$500	530
4.750%, 02/23/2027 (A)		458	481
Industrias Penoles
5.650%, 09/12/2049 (A)		359	391
Mexican Bonos
8.000%, 11/07/2047	MXN	60,700	2,943
7.750%, 11/23/2034		39,185	1,925
7.750%, 11/13/2042		94,898	4,486
7.500%, 06/03/2027		185,618	8,947
6.500%, 06/09/2022		12,008	537
5.750%, 03/05/2026		87,650	3,894
Mexican Bonos, Ser M20
10.000%, 12/05/2024		305,382	15,901

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.500%, 05/31/2029	MXN	55,069	$2,821
8.000%, 12/07/2023		19,699	939
7.750%, 05/29/2031		123,383	6,034
Mexican Bonos, Ser M30
8.500%, 11/18/2038		86,861	4,460
Mexican Udibonos
4.000%, 11/15/2040		37,716	1,858
4.000%, 11/03/2050		40,013	2,035
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$715	633
Mexico Government International Bond
5.000%, 04/27/2051		928	1,000
4.750%, 04/27/2032		7,369	8,124
4.500%, 04/22/2029		2,486	2,701
4.500%, 01/31/2050		893	921
Mexico Government International Bond MTN
5.750%, 10/12/2110		1,906	2,116
4.750%, 03/08/2044		386	409
Minera Mexico
4.500%, 01/26/2050 (A)		627	625
Petroleos Mexicanos
9.500%, 09/15/2027		169	171
7.690%, 01/23/2050		114	95
7.690%, 01/23/2050 (A)		7,985	6,664
7.470%, 11/12/2026	MXN	175,079	5,924
7.190%, 09/12/2024		108,672	3,987
6.950%, 01/28/2060		$3,107	2,388
6.950%, 01/28/2060 (A)		3,398	2,612
6.840%, 01/23/2030 (A)		1,768	1,556
6.840%, 01/23/2030		3,342	2,942
6.625%, 06/15/2035		4,400	3,580
6.500%, 01/23/2029 (A)		785	685
6.500%, 01/23/2029		1,055	920
6.490%, 01/23/2027 (A)		62	57
6.350%, 02/12/2048		678	504
6.350%, 02/12/2048 (A)		430	319
5.950%, 01/28/2031		1,490	1,229
5.950%, 01/28/2031 (A)		2,188	1,805
5.625%, 01/23/2046		253	180
5.350%, 02/12/2028 (A)		1,079	906
4.500%, 01/23/2026		1,273	1,111
Petroleos Mexicanos MTN
6.875%, 08/04/2026		415	392
6.750%, 09/21/2047		553	425
4.875%, 02/21/2028	EUR	755	733
United Mexican States MTN
6.050%, 01/11/2040		$1,116	1,361

			123,699

Mongolia — 0.4%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)		784	753

8	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mongolia Government International Bond
5.625%, 05/01/2023		$2,087	$2,084
Mongolia Government International Bond MTN
8.750%, 03/09/2024		1,951	2,088
5.125%, 12/05/2022		500	495

			5,420

Morocco — 0.0%
Morocco Government International Bond
1.500%, 11/27/2031	EUR	611	637

Mozambique — 0.2%
Mozambique International Bond
5.000%, 09/15/2031 (A)		$3,120	2,645

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025		379	384

Netherlands — 0.0%
Minejesa Capital BV
5.625%, 08/10/2037 (A)		96	98

Nigeria — 0.9%
IHS Netherlands Holdco
8.000%, 09/18/2027 (A)		510	514
Nigeria Government International Bond
9.248%, 01/21/2049		322	325
8.747%, 01/21/2031		1,719	1,715
8.747%, 01/21/2031 (A)		1,582	1,578
7.875%, 02/16/2032		1,803	1,695
7.875%, 02/16/2032 (A)		588	553
7.696%, 02/23/2038		3,863	3,515
7.696%, 02/23/2038 (A)		601	547
7.143%, 02/23/2030		682	635
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)(B)		2,480	2,351
6.500%, 11/28/2027		530	503

			13,931

Oman — 0.8%
Oman Government International Bond
6.750%, 01/17/2048 (A)		1,334	1,151
6.750%, 01/17/2048		8,049	6,942
5.625%, 01/17/2028 (A)		366	341
4.750%, 06/15/2026		900	831
3.625%, 06/15/2021		1,326	1,316
Oman Government International Bond MTN
4.875%, 02/01/2025 (A)		1,117	1,079

			11,660

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Pakistan — 0.4%
Pakistan Government International Bond
8.250%, 09/30/2025 (B)		$1,000	$1,037
8.250%, 09/30/2025 (A)		714	740
7.875%, 03/31/2036		200	193
6.875%, 12/05/2027		1,314	1,293
6.875%, 12/05/2027 (A)		796	783
Third Pakistan International Sukuk
5.500%, 10/13/2021		1,201	1,169

			5,215

Panama — 0.8%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)		672	736
5.625%, 05/18/2036		555	595
Cable Onda
4.500%, 01/30/2030 (A)		208	211
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		635	743
Republic of Panama
9.375%, 04/01/2029		1,004	1,524
8.125%, 04/28/2034		478	688
4.500%, 04/01/2056		3,599	4,404
3.750%, 03/16/2025		1,165	1,260
3.160%, 01/23/2030		2,099	2,255

			12,416

Papua New Guinea — 0.3%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		531	510
8.375%, 10/04/2028 (A)		3,374	3,239

			3,749

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044		1,010	1,242
5.400%, 03/30/2050		571	661
4.950%, 04/28/2031		847	945

			2,848

Peru — 3.2%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		267	344
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,162
Inkia Energy
5.875%, 11/09/2027 (A)		$359	354
Kallpa Generacion
4.125%, 08/16/2027 (A)		723	737
Peru Government Bond
5.350%, 08/12/2040 (A)	PEN	708	201
Peruvian Government International Bond
8.200%, 08/12/2026		7,759	2,837

SEI Institutional International Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.200%, 08/12/2026	PEN	3,397	$1,242
6.950%, 08/12/2031		27,176	9,356
6.950%, 08/12/2031		154	53
6.900%, 08/12/2037		2,480	843
6.900%, 08/12/2037		7,121	2,419
6.850%, 02/12/2042		613	204
6.550%, 03/14/2037		$309	470
6.350%, 08/12/2028	PEN	1,570	526
6.350%, 08/12/2028		346	116
6.350%, 08/12/2028 (A)		1,465	491
6.350%, 08/12/2028		5,940	1,990
6.150%, 08/12/2032 (A)		21,790	7,042
5.940%, 02/12/2029 (A)		367	120
5.700%, 08/12/2024 (A)		4,932	1,621
5.400%, 08/12/2034 (A)		4,002	1,193
5.350%, 08/12/2040		7,330	2,081
2.844%, 06/20/2030		$1,661	1,781
2.783%, 01/23/2031		1,840	1,962
2.392%, 01/23/2026		1,475	1,534
Petroleos del Peru
5.625%, 06/19/2047		1,993	2,333
5.625%, 06/19/2047 (A)		366	428
4.750%, 06/19/2032		1,843	2,046
4.750%, 06/19/2032 (A)		1,201	1,333

			46,819

Philippines — 0.4%
Philippine Government International Bond
4.000%, 01/15/2021		157	159
3.900%, 11/26/2022	PHP	45,000	912
3.750%, 01/14/2029		$2,772	3,164
2.457%, 05/05/2030		1,490	1,561

			5,796

Poland — 3.0%
Republic of Poland Government Bond
5.000%, 03/23/2022		2,784	2,986
3.250%, 07/25/2025	PLN	10,346	2,941
2.750%, 04/25/2028		21,486	6,029
2.750%, 10/25/2029		25,298	7,189
2.500%, 01/25/2023		16,804	4,498
2.500%, 04/25/2024		6,060	1,652
2.500%, 07/25/2026		26,843	7,399
2.500%, 07/25/2027		16,396	4,522
2.250%, 04/25/2022		13,055	3,430
2.000%, 04/25/2021		912	234
1.750%, 07/25/2021		5,000	1,287
1.555%, 07/25/2020 (F)		10,140	2,563

			44,730

Qatar — 1.3%
Qatar Government International Bond
5.750%, 01/20/2042 (A)		$574	823
5.103%, 04/23/2048 (A)		694	943

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.103%, 04/23/2048		$676	$919
4.817%, 03/14/2049		3,737	4,911
4.817%, 03/14/2049 (A)		573	753
4.400%, 04/16/2050		400	495
4.000%, 03/14/2029		781	898
4.000%, 03/14/2029 (A)		2,833	3,258
3.750%, 04/16/2030		800	911
3.750%, 04/16/2030 (A)		4,027	4,586
3.400%, 04/16/2025		854	929

			19,426

Romania — 1.4%
Government of Romania
5.850%, 04/26/2023	RON	7,190	1,772
Government of Romania MTN
6.125%, 01/22/2044		$370	485
Romania Government Bond
4.850%, 04/22/2026	RON	7,895	1,932
4.400%, 09/25/2023		790	188
Romanian Government International Bond
5.125%, 06/15/2048		$838	989
5.000%, 02/12/2029	RON	8,095	2,017
4.500%, 06/17/2024		8,245	1,975
4.250%, 06/28/2023		2,730	646
4.000%, 10/27/2021		10,545	2,470
3.624%, 05/26/2030 (A)	EUR	417	505
Romanian Government International Bond MTN
4.625%, 04/03/2049		278	357
4.125%, 03/11/2039		1,908	2,361
3.875%, 10/29/2035		330	399
3.375%, 02/08/2038		973	1,112
3.375%, 01/28/2050		1,660	1,806
2.124%, 07/16/2031		158	169
2.000%, 01/28/2032		950	994

			20,177

Russia — 6.1%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		$2,673	2,967
Gtlk Europe Capital DAC
4.650%, 03/10/2027		596	586
GTLK Europe Capital DAC
4.949%, 02/18/2026		968	981
GTLK Europe DAC
5.950%, 07/19/2021		470	481
Rusal Capital DAC
5.125%, 02/02/2022		860	864
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,982	3,001
8.150%, 02/03/2027		827,610	13,386
7.950%, 10/07/2026		743,883	11,866
7.750%, 09/16/2026		68,909	1,090

10	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.700%, 03/23/2033	RUB	370,970	$5,957
7.700%, 03/16/2039		54,617	898
7.650%, 04/10/2030		66,443	1,057
7.250%, 05/10/2034		329,847	5,138
7.100%, 10/16/2024		132,767	2,013
7.050%, 01/19/2028		953,320	14,594
7.000%, 08/16/2023		321,552	4,807
6.900%, 05/23/2029		334,404	5,076
6.000%, 10/06/2027		16,284	235
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$2	2
5.875%, 09/16/2043		3,000	4,213
5.250%, 06/23/2047		1,000	1,320
4.750%, 05/27/2026		1,600	1,822
4.375%, 03/21/2029		4,800	5,454
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		729	778
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,311
6.800%, 11/22/2025		580	691
6.800%, 11/22/2025 (A)		150	179

			90,767

Saudi Arabia — 1.3%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)		1,742	1,876
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (A)		2,330	2,592
4.250%, 04/16/2039		2,150	2,392
2.875%, 04/16/2024		660	686
Saudi Government International Bond
5.250%, 01/16/2050 (A)		326	419
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		1,013	1,252
5.000%, 04/17/2049		803	992
4.500%, 10/26/2046		580	666
4.500%, 10/26/2046 (A)		220	253
4.500%, 04/22/2060 (A)		2,246	2,582
3.250%, 10/22/2030 (A)		3,329	3,569
2.750%, 02/03/2032		946	971
2.750%, 02/03/2032 (A)		927	951

			19,201

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		460	444
6.250%, 07/30/2024		877	918

			1,362

Serbia — 0.8%
Republic of Serbia
7.250%, 09/28/2021		437	465

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Serbia International Bond
1.500%, 06/26/2029	EUR	3,454	$3,633
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	203,510	2,309
4.500%, 01/11/2026		211,800	2,199
4.500%, 08/20/2032		177,880	1,822
3.750%, 01/17/2022		159,400	1,563

			11,991

South Africa — 4.6%
Eskom Holdings SOC
7.125%, 02/11/2025 (A)		$2,085	1,930
7.125%, 02/11/2025		1,430	1,323
5.750%, 01/26/2021 (A)		1,681	1,599
5.750%, 01/26/2021		665	633
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)(B)		471	439
7.500%, 09/15/2033	ZAR	35,200	1,461
6.750%, 08/06/2023		$1,556	1,472
6.750%, 08/06/2023 (A)		1,329	1,257
6.350%, 08/10/2028 (A)		322	322
Republic of South Africa
10.500%, 12/21/2026	ZAR	245,044	16,086
9.000%, 01/31/2040		83,611	3,977
8.875%, 02/28/2035		56,143	2,779
8.750%, 01/31/2044		85,589	3,883
8.750%, 02/28/2048		156,051	7,071
8.500%, 01/31/2037		114,313	5,318
8.000%, 01/31/2030		63,249	3,363
7.000%, 02/28/2031		51,041	2,415
6.500%, 02/28/2041		16,423	601
6.300%, 06/22/2048		$964	904
6.250%, 03/31/2036	ZAR	68,414	2,615
5.875%, 09/16/2025		$790	837
5.750%, 09/30/2049		4,237	3,676
5.650%, 09/27/2047		386	335
5.000%, 10/12/2046		357	292
4.875%, 04/14/2026		300	300
4.850%, 09/27/2027		420	411
4.850%, 09/30/2029		1,475	1,395
SASOL Financing USA
5.875%, 03/27/2024		442	393
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	6,760	395

			67,482

South Korea — 0.2%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	2,400,000	1,572
7.250%, 12/07/2024		700,000	47
Korea International Bond
2.500%, 06/19/2029		$583	638

SEI Institutional International Trust / Quarterly Report / June 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.000%, 06/19/2024		$1,026	$1,069

			3,326

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		975	985

Sri Lanka — 0.9%
Sri Lanka Government International Bond
7.850%, 03/14/2029		1,598	1,041
7.550%, 03/28/2030		1,689	1,094
6.850%, 03/14/2024		512	356
6.850%, 11/03/2025		1,339	890
6.825%, 07/18/2026 (A)		1,584	1,038
6.825%, 07/18/2026		500	327
6.750%, 04/18/2028 (A)		5,224	3,383
6.750%, 04/18/2028		1,052	681
6.350%, 06/28/2024 (A)		1,294	893
6.250%, 07/27/2021		1,834	1,568
6.200%, 05/11/2027		1,262	817
5.875%, 07/25/2022 (A)		308	237
5.750%, 04/18/2023		1,302	911
5.750%, 04/18/2023 (A)		1,031	722

			13,958

Supra-National — 0.5%
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	357
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		865	900
4.700%, 10/22/2031		683	687
European Bank for Reconstruction & Development MTN
6.450%, 12/13/2022		9,486,000	653
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	602
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	880,000	3,603
International Bank for Reconstruction & Development MTN
7.450%, 08/20/2021		914,700	763

			7,565

Thailand — 2.7%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	130
3.775%, 06/25/2032		210,074	8,472
3.650%, 06/20/2031		84,500	3,337
3.625%, 06/16/2023		55,000	1,939
3.400%, 06/17/2036		212,056	8,564
3.300%, 06/17/2038		62,930	2,528
2.875%, 12/17/2028		104,796	3,846

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.875%, 06/17/2046	THB	3,431	$130
2.400%, 12/17/2023		88,000	3,021
2.125%, 12/17/2026		38,176	1,322
1.875%, 06/17/2022		20,000	665
1.600%, 12/17/2029		46,631	1,562
1.600%, 06/17/2035		27,023	879
1.450%, 12/17/2024		85,200	2,839

			39,234

Trinidad & Tobago — 0.2%
Trinidad & Tobago Government International Bond
4.500%, 06/26/2030 (A)		$1,265	1,241
4.375%, 01/16/2024		1,287	1,300

			2,541

Tunisia — 0.4%
Banque Centrale de Tunisie
8.250%, 09/19/2027		337	306
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026	EUR	2,170	2,175
5.750%, 01/30/2025		$646	598
5.625%, 02/17/2024	EUR	2,080	2,144

			5,223

Turkey — 2.5%
Export Credit Bank of Turkey (A)
6.125%, 05/03/2024		$247	240
5.375%, 10/24/2023		1,033	996
5.000%, 09/23/2021		538	539
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	899
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		2,770	2,802
QNB Finansbank
6.875%, 09/07/2024 (A)		613	625
Republic of Turkey
4.875%, 04/16/2043		6,327	4,877
TC Ziraat Bankasi MTN (A)
5.125%, 05/03/2022		1,063	1,040
4.750%, 04/29/2021		561	561
Turkey Government International Bond
16.200%, 06/14/2023	TRY	11,584	1,960
12.200%, 01/18/2023		6,050	935
11.000%, 03/02/2022		28,809	4,320
10.700%, 08/17/2022		21,356	3,203
8.500%, 09/14/2022		3,864	556
7.625%, 04/26/2029		$347	365
7.250%, 12/23/2023		1,717	1,785
6.875%, 03/17/2036		1,757	1,708
6.125%, 10/24/2028		605	586
6.000%, 01/14/2041		308	265
5.750%, 03/22/2024		683	677

12	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.750%, 05/11/2047		$1,506	$1,226
5.600%, 11/14/2024		870	855
5.250%, 03/13/2030		1,876	1,679
5.125%, 02/17/2028		242	222
4.875%, 10/09/2026 (B)		1,017	942
4.250%, 04/14/2026		338	308
3.000%, 08/02/2023	TRY	10,913	1,688
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)		$656	612
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026		500	515
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		429	413

			37,399

Ukraine — 2.8%
Government of Ukraine
7.750%, 09/01/2023		376	394
Metinvest BV
7.750%, 10/17/2029 (A)		619	577
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		990	960
7.125%, 07/19/2024	EUR	720	788
Ukraine Government International Bond
17.000%, 05/11/2022	UAH	71,848	2,945
16.000%, 08/11/2021		148,624	5,884
15.840%, 02/26/2025		66,553	2,861
15.700%, 01/20/2021 (A)		48,000	1,865
9.750%, 11/01/2028		$3,117	3,550
8.994%, 02/01/2024		1,384	1,485
8.994%, 02/01/2024 (A)		155	166
7.750%, 09/01/2020		656	656
7.750%, 09/01/2021		1,448	1,491
7.750%, 09/01/2022		1,030	1,071
7.750%, 09/01/2023 (A)		266	278
7.750%, 09/01/2024 (A)		245	255
7.750%, 09/01/2025		200	208
7.750%, 09/01/2025 (A)		1,116	1,163
7.750%, 09/01/2026		3,669	3,817
7.750%, 09/01/2026 (A)		45	47
7.750%, 09/01/2027 (A)		223	231
7.750%, 09/01/2027		1,030	1,069
7.375%, 09/25/2032		3,344	3,356
6.750%, 06/20/2026 (A)	EUR	351	400
6.750%, 06/20/2026		1,299	1,481
4.375%, 01/27/2030 (A)		961	925
3.000%, 05/31/2040 (A)(G)		$2,206	2,030
0.000%, 05/31/2040 (G)		866	797
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		713	723

			41,473

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)		$3,268	$3,861
4.600%, 11/02/2047		330	390
3.650%, 11/02/2029 (A)		1,994	2,223
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		824	1,004
3.125%, 09/30/2049		693	722
3.125%, 09/30/2049 (A)		3,256	3,390
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050 (A)		1,499	1,770
3.875%, 04/16/2050		460	543
3.125%, 04/16/2030 (A)		1,413	1,554
3.125%, 04/16/2030		980	1,077
2.500%, 04/16/2025 (A)		3,135	3,294
DP World MTN (A)
6.850%, 07/02/2037		432	525
5.625%, 09/25/2048		1,711	1,865
4.700%, 09/30/2049		282	276
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		490	545
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		1,346	1,575
MDGH - GMTN BV MTN
3.700%, 11/07/2049 (A)		711	751
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	379

			25,744

United Kingdom — 0.3%
Standard Chartered Bank MTN (A)
8.375%, 10/18/2039	IDR	797,000	1,529
8.250%, 05/18/2029		930,000	3,049

			4,578

United States — 0.3%
JPMorgan Chase Bank MTN
7.000%, 09/18/2030 (A)(G)		7,028,000	4,616

Uruguay — 0.9%
Republic of Uruguay
5.100%, 06/18/2050		$961	1,240
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	42,797	1,008
8.500%, 03/15/2028		8,397	180
4.975%, 04/20/2055		$961	1,231
4.375%, 10/27/2027		3,061	3,497
4.375%, 01/23/2031		5,394	6,305

			13,461

Uzbekistan — 0.1%
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029		983	1,072

SEI Institutional International Trust / Quarterly Report / June 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.750%, 02/20/2024	$632	$665

		1,737

Venezuela — 0.1%
Petroleos de Venezuela
9.750%, 05/17/2035 (C)	1,000	25
9.000%, 11/17/2021 (B)(C)	4,300	103
6.000%, 05/16/2024 (C)	10,192	245
6.000%, 05/16/2024 (C)	7,785	187
6.000%, 11/15/2026 (C)	13,215	317
5.500%, 04/12/2037 (C)	1,740	42
5.375%, 04/12/2027 (C)	4,563	109
Venezuela Government International Bond
9.250%, 09/15/2027 (C)	2,300	132
9.250%, 05/07/2028 (C)	2,941	169
8.250%, 10/13/2024 (C)	3,304	190
7.750%, 10/13/2019 (C)	3,976	239

		1,758

Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)	692	694

Zambia — 0.1%
First Quantum Minerals (A)
7.500%, 04/01/2025	412	395

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.875%, 03/01/2026	$411	$389
Zambia Government International Bond
5.375%, 09/20/2022	1,053	552
5.375%, 09/20/2022 (A)	794	416

		1,752

Total Global Bonds (Cost $1,474,533) ($ Thousands)		1,414,966

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P.
0.190% **(H)	17,412,386	17,421

Total Affiliated Partnership (Cost $17,413) ($ Thousands)		17,421

Total Investments in Securities — 96.9% (Cost $1,491,966) ($ Thousands)		$1,432,387

	Contracts

PURCHASED OPTION* — 0.0%

Total Purchased Option(I) (Cost $279) ($ Thousands)	26,834,317	$10

A list of the purchased option contracts held by the Fund at June 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)^	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
September 2020, USD Call HKD Put*	26,834,317	$279	$7.85	9/19/2020	$10

Total Purchased Option		$279			$10

^Represents cost.

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Bund	(75)	Sep-2020	$(14,670)	$(14,869)	$(146)
Euro-Buxl	(17)	Sep-2020	(4,086)	(4,200)	(99)
R023 Bond Future	579	Aug-2020	3,278	3,657	79
R186 Bond Future	1,003	Aug-2020	5,716	6,639	381
R2032 Bond Future	506	Aug-2020	2,275	2,611	123
R2035 Bond Future	937	Aug-2020	4,269	4,816	154
R2037 Bond Future	423	Aug-2020	1,749	1,958	50
R2040 Bond Future	383	Aug-2020	2	2	–
R208 Bond Future	114	Aug-2020	628	686	1
R213 Bond Future	811	Aug-2020	3,412	3,972	238
U.S. 10-Year Treasury Note	(18)	Sep-2020	(2,491)	(2,505)	(14)
U.S. Long Treasury Bond	(21)	Sep-2020	(3,735)	(3,750)	(15)

14	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. Ultra Long Treasury Bond	52	Sep-2020	$11,363	$11,344	$(19)

			$7,710	$10,361	$733

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/16/20	TWD	201,097	USD	6,868	$(48)
Citigroup	07/02/20	USD	1,115	BRL	5,820	(55)
Citigroup	07/02/20 - 09/21/20	PHP	492,523	USD	9,795	(72)
Citigroup	07/03/20 - 09/17/20	USD	5,122	EUR	4,565	7
Citigroup	07/03/20 - 07/07/20	USD	6,041	EUR	5,358	(22)
Citigroup	07/03/20 - 09/16/20	EUR	15,165	USD	17,194	145
Citigroup	07/03/20 - 07/07/20	EUR	22,287	USD	24,566	(467)
Citigroup	07/06/20 - 09/15/20	EUR	3,407	RON	16,601	8
Citigroup	07/13/20 - 09/04/20	KRW	3,165,498	USD	2,640	5
Citigroup	07/15/20 - 07/21/20	HUF	2,147,609	EUR	6,105	53
Citigroup	07/21/20	HUF	74,088	EUR	209	–
Citigroup	07/21/20	EUR	500	CZK	13,523	8
Citigroup	07/21/20	EUR	4,168	HUF	1,456,960	(66)
Citigroup	07/22/20 - 01/27/21	EGP	79,341	USD	4,735	(91)
Citigroup	07/28/20	USD	492	PLN	1,947	–
Citigroup	07/28/20	USD	790	KRW	963,030	13
Citigroup	07/28/20 -09/16/20	USD	7,034	ZAR	123,519	29
Citigroup	08/07/20	USD	1,198	ZAR	20,314	(33)
Citigroup	08/04/20	USD	6,782	BRL	35,299	(362)
Citigroup	08/04/20 - 09/02/20	BRL	19,663	USD	3,783	209
Citigroup	09/02/20	BRL	12,761	USD	2,318	(1)
Citigroup	08/06/20	USD	1,024	MXN	24,695	40
Citigroup	09/17/20	USD	18,528	MXN	422,775	(412)
Citigroup	08/06/20	MXN	25,710	USD	1,152	45
Citigroup	08/07/20	USD	379	RUB	27,083	–
Citigroup	08/07/20	USD	6,931	RUB	476,766	(266)
Citigroup	08/07/20	ZAR	18,305	USD	1,067	17
Citigroup	08/07/20	ZAR	26,567	USD	1,516	(7)
Citigroup	08/21/20	PLN	11,543	EUR	2,576	(24)
Citigroup	08/26/20	UGX	5,687,700	USD	1,431	(77)
Citigroup	08/28/20	JPY	247,453	USD	2,317	21
Citigroup	08/31/20 - 09/16/20	USD	6,283	CNY	44,861	46
Citigroup	09/16/20	USD	186	RON	794	(2)
Citigroup	09/16/20	PLN	3,724	USD	942	–
Citigroup	09/16/20	TRY	4,503	USD	636	(8)
Citigroup	09/16/20	USD	1,489	CZK	35,291	1
Citigroup	09/16/20	USD	7,001	CZK	164,804	(46)
Citigroup	09/16/20	PEN	42,044	USD	12,185	298
Citigroup	09/16/20	TWD	244,965	USD	8,392	(33)
Citigroup	09/16/20	CLP	562,652	USD	687	–
Citigroup	09/16/20 - 09/18/20	INR	717,288	USD	9,361	(64)
Citigroup	09/16/20	HUF	1,692,563	USD	5,510	147
Citigroup	09/18/20	EUR	448	PLN	2,006	4
Citigroup	12/07/20	USD	338	UYU	13,787	(24)

SEI Institutional International Trust / Quarterly Report / June 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/02/20	USD	2,321	PHP	116,959	$26
Goldman Sachs	07/02/20 - 09/02/20	USD	14,447	BRL	75,529	(705)
Goldman Sachs	07/06/20	USD	699	EUR	622	–
Goldman Sachs	07/03/20	USD	961	EUR	853	(2)
Goldman Sachs	07/03/20	EUR	4,181	USD	4,720	25
Goldman Sachs	07/03/20	EUR	840	USD	926	(17)
Goldman Sachs	07/06/20	EUR	1,612	RON	7,807	1
Goldman Sachs	07/09/20 - 09/16/20	USD	6,692	KRW	8,006,081	(18)
Goldman Sachs	07/15/20	EUR	2,014	HUF	718,245	13
Goldman Sachs	07/21/20	EUR	2,024	CZK	55,649	73
Goldman Sachs	07/21/20	CZK	114,186	EUR	4,203	(93)
Goldman Sachs	07/29/20	NGN	1,094,519	USD	2,834	30
Goldman Sachs	08/05/20	USD	2,381	TRY	16,268	(26)
Goldman Sachs	08/05/20	TRY	16,742	USD	2,445	21
Goldman Sachs	08/05/20 - 08/10/20	TRY	36,128	USD	4,928	(299)
Goldman Sachs	08/06/20	USD	1,086	MXN	26,841	70
Goldman Sachs	08/06/20	USD	1,825	MXN	42,169	(8)
Goldman Sachs	08/06/20	MXN	4,558	USD	186	(10)
Goldman Sachs	08/07/20 - 09/16/20	ZAR	47,504	USD	2,797	75
Goldman Sachs	08/07/20	ZAR	82,141	USD	4,695	(16)
Goldman Sachs	08/10/20 - 09/16/20	USD	5,483	CZK	128,973	(40)
Goldman Sachs	08/10/20	CZK	28,409	USD	1,189	(9)
Goldman Sachs	08/21/20	EUR	1,729	PLN	7,829	36
Goldman Sachs	08/31/20 - 09/16/20	USD	24,287	CNY	172,863	87
Goldman Sachs	09/02/20 - 10/02/20	BRL	14,640	USD	2,730	71
Goldman Sachs	09/11/20 - 09/16/20	USD	12,837	THB	396,618	(4)
Goldman Sachs	09/16/20	USD	1,167	PEN	4,106	(6)
Goldman Sachs	09/16/20	USD	1,424	ZAR	24,150	(45)
Goldman Sachs	09/16/20	USD	7,308	PLN	28,732	(40)
Goldman Sachs	09/16/20	USD	10,461	CLP	8,181,715	(472)
Goldman Sachs	09/16/20	PEN	13,156	USD	3,815	96
Goldman Sachs	09/16/20	SGD	15,816	USD	11,394	51
Goldman Sachs	09/16/20	COP	40,794,695	USD	10,829	(21)
Goldman Sachs	11/19/20	EGP	22,636	USD	1,360	3
JPMorgan Chase Bank	07/02/20 - 09/02/20	USD	1,733	BRL	9,416	(19)
JPMorgan Chase Bank	07/02/20	BRL	6,680	USD	1,259	43
JPMorgan Chase Bank	08/28/20	USD	27	EUR	24	–
JPMorgan Chase Bank	07/03/20	USD	1,193	EUR	1,052	(12)
JPMorgan Chase Bank	07/03/20	AUD	1,680	USD	1,105	(51)
JPMorgan Chase Bank	07/03/20 - 08/28/20	EUR	22,406	USD	25,232	40
JPMorgan Chase Bank	07/03/20	EUR	2,181	USD	2,425	(25)
JPMorgan Chase Bank	07/09/20	KRW	2,893,800	USD	2,394	(13)
JPMorgan Chase Bank	07/13/20	USD	2,428	IDR	34,488,809	(31)
JPMorgan Chase Bank	07/15/20	USD	494	PHP	24,673	2
JPMorgan Chase Bank	07/15/20 - 07/27/20	USD	2,541	IDR	35,793,753	(57)
JPMorgan Chase Bank	07/15/20 - 07/20/20	USD	3,909	KRW	4,712,187	15
JPMorgan Chase Bank	07/15/20 - 07/22/20	USD	8,194	CLP	6,436,490	(346)
JPMorgan Chase Bank	07/15/20 - 09/02/20	BRL	22,100	USD	4,298	279
JPMorgan Chase Bank	07/15/20 - 07/20/20	RUB	233,607	USD	3,366	94
JPMorgan Chase Bank	07/15/20	CLP	1,637,212	USD	2,081	85

16	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/15/20 - 07/20/20	KRW	4,712,187	USD	3,909	$(16)
JPMorgan Chase Bank	07/16/20	USD	1,318	PEN	4,540	(34)
JPMorgan Chase Bank	07/16/20 - 07/22/20	PEN	15,488	USD	4,468	87
JPMorgan Chase Bank	07/16/20	COP	12,368,701	USD	3,380	75
JPMorgan Chase Bank	07/20/20 - 07/27/20	IDR	206,964,165	USD	14,373	78
JPMorgan Chase Bank	07/16/20	IDR	35,095,877	USD	2,424	(11)
JPMorgan Chase Bank	07/20/20	USD	1,174	MYR	5,029	–
JPMorgan Chase Bank	07/20/20	USD	3,781	TRY	26,108	12
JPMorgan Chase Bank	07/20/20 - 07/29/20	USD	7,818	BRL	40,266	(492)
JPMorgan Chase Bank	07/21/20	EUR	3,910	HUF	1,375,433	(34)
JPMorgan Chase Bank	07/21/20	CZK	20,704	EUR	770	(9)
JPMorgan Chase Bank	07/21/20	HUF	708,625	EUR	2,022	26
JPMorgan Chase Bank	07/22/20 - 08/19/20	USD	5,384	ZAR	100,802	393
JPMorgan Chase Bank	08/19/20	ZAR	1,103	USD	63	–
JPMorgan Chase Bank	07/22/20	ZAR	145,800	USD	7,699	(675)
JPMorgan Chase Bank	07/27/20	SGD	3,046	USD	2,134	(50)
JPMorgan Chase Bank	07/28/20	USD	1,971	PLN	7,778	(4)
JPMorgan Chase Bank	07/28/20 - 08/20/20	USD	4,678	MXN	104,651	(168)
JPMorgan Chase Bank	08/05/20	USD	504	EUR	449	1
JPMorgan Chase Bank	08/05/20	USD	1,236	EUR	1,095	(6)
JPMorgan Chase Bank	08/05/20	EUR	11,988	USD	13,124	(349)
JPMorgan Chase Bank	08/06/20 - 08/20/20	MXN	38,900	USD	1,749	74
JPMorgan Chase Bank	08/20/20	MXN	4,173	USD	169	(10)
JPMorgan Chase Bank	08/07/20	RUB	89,801	USD	1,288	32
JPMorgan Chase Bank	08/10/20	EUR	545	CZK	14,586	3
JPMorgan Chase Bank	08/13/20	TRY	21,144	USD	2,783	(271)
JPMorgan Chase Bank	08/20/20	USD	2,181	PLN	9,231	154
JPMorgan Chase Bank	08/20/20	USD	1,701	PLN	6,675	(12)
JPMorgan Chase Bank	08/20/20	USD	4,090	RON	18,495	192
JPMorgan Chase Bank	08/20/20	USD	887	RON	3,799	(8)
JPMorgan Chase Bank	08/20/20	RON	5,609	USD	1,265	(34)
JPMorgan Chase Bank	08/21/20	EUR	7,088	PLN	32,279	196
JPMorgan Chase Bank	08/21/20	PLN	9,348	EUR	2,112	10
JPMorgan Chase Bank	08/21/20	PLN	13,874	EUR	3,116	(7)
JPMorgan Chase Bank	08/26/20 - 09/03/20	USD	2,291	INR	175,058	13
JPMorgan Chase Bank	08/26/20	INR	173,540	USD	2,262	(24)
JPMorgan Chase Bank	08/27/20	USD	631	UAH	16,250	135
JPMorgan Chase Bank	09/11/20	USD	896	THB	27,734	2
JPMorgan Chase Bank	09/11/20	THB	16,443	USD	533	1
JPMorgan Chase Bank	09/16/20	USD	2,022	PEN	7,126	(7)
JPMorgan Chase Bank	09/16/20	COP	4,496,733	USD	1,201	5
JPMorgan Chase Bank	09/17/20	USD	105	CZK	2,461	(1)
JPMorgan Chase Bank	09/17/20	USD	4,233	HUF	1,283,476	(166)
JPMorgan Chase Bank	10/19/20	USD	208	UYU	7,800	(28)
Merrill Lynch	09/02/20	USD	5,884	BRL	30,760	(295)
Merrill Lynch	09/16/20	USD	242	RUB	16,828	(8)
Morgan Stanley	09/18/20	PLN	3,045	EUR	682	(3)
Standard Bank	07/03/20	USD	1,141	AUD	1,680	16
Standard Bank	08/05/20	EUR	775	USD	876	5

SEI Institutional International Trust / Quarterly Report / June 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	07/03/20	EUR	524	USD	586	$(3)
Standard Bank	07/03/20 - 09/16/20	USD	14,424	EUR	13,114	307
Standard Bank	07/03/20 - 09/16/20	USD	2,946	EUR	2,612	(12)
Standard Bank	07/28/20 - 09/16/20	USD	11,951	ZAR	205,149	(222)
Standard Bank	07/28/20	ZAR	33,781	USD	1,945	6
Standard Bank	08/03/20 - 11/02/20	NGN	953,157	USD	2,088	(297)
Standard Bank	08/06/20	MXN	21,550	USD	955	26
Standard Bank	09/02/20	USD	4,108	BRL	21,981	(114)
Standard Bank	09/09/20 - 09/23/20	UGX	7,513,879	USD	1,847	(138)
Standard Bank	09/16/20	USD	3,576	IDR	51,784,696	(53)
Standard Bank	09/16/20	TWD	23,141	USD	780	(15)
Standard Bank	09/16/20	IDR	14,353,108	USD	975	(2)
Standard Bank	09/17/20	USD	685	MXN	15,560	(18)
Standard Chartered	07/02/20 -10/02/20	USD	11,538	BRL	60,561	(538)
Standard Chartered	07/02/20 - 09/02/20	BRL	54,227	USD	10,293	420
Standard Chartered	07/06/20	USD	2,329	IDR	33,706,955	25
Standard Chartered	07/10/20	USD	2,408	IDR	33,820,221	(53)
Standard Chartered	07/06/20 - 09/03/20	IDR	73,404,095	USD	5,125	71
Standard Chartered	07/13/20	USD	2,405	MYR	10,244	(15)
Standard Chartered	07/28/20	USD	2,375	KRW	2,923,975	63
Standard Chartered	07/13/20	USD	2,445	KRW	2,904,208	(27)
Standard Chartered	07/21/20	CZK	18,403	EUR	667	(26)
Standard Chartered	07/27/20 - 08/07/20	USD	3,349	RUB	235,617	(53)
Standard Chartered	07/28/20 - 09/18/20	USD	6,851	INR	523,249	42
Standard Chartered	08/21/20	MYR	4,085	USD	961	7
Standard Chartered	08/21/20 - 09/28/20	MYR	40,543	USD	9,449	(21)
Standard Chartered	09/16/20	COP	1,147,302	USD	317	11
State Street	07/03/20	EUR	470	USD	528	–
State Street	07/03/20 - 08/05/20	EUR	1,824	USD	2,019	(30)
State Street	07/03/20 - 08/05/20	USD	3,917	EUR	3,446	(46)
State Street	07/15/20	EUR	2,006	HUF	716,802	18
State Street	08/06/20	USD	2,453	MXN	54,233	(117)
State Street	08/06/20	MXN	39,132	USD	1,729	43
State Street	08/06/20	MXN	17,903	USD	734	(37)
State Street	08/07/20	USD	2,689	ZAR	46,765	(8)
State Street	08/07/20	ZAR	56,316	USD	3,248	18
State Street	08/21/20	EUR	2,101	PLN	9,237	(26)
State Street	09/18/20	USD	2,351	PLN	9,202	(23)

						$(4,282)

A list of open OTC swap agreements held by the Fund at June 30, 2020, are as follows:

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	3-MONTH USD - LIBOR	12.90%	Quarterly	10/07/2025	TRY	3,070	$(82)	$–	$(82)
JPMorgan Chase	3-MONTH USD - LIBOR	11.065%	Quarterly	12/07/2025	TRY	2,351	49	–	49

							$(33)	$–	$(33)

18	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	1-DAY BRL -CETIP	12.725%	Annually	01/04/2021	BRL	10,608	$721	$–	$721
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	4,626	139	–	139
JPMorgan Chase	1-DAY BRL - CETIP	10.89%	Annually	01/04/2021	BRL	170	6	–	6
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	3,557	120	–	120
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	5,815	159	–	159
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	8,089	197	–	197
Goldman Sachs	28-DAY MXN - TIIE	5.37%	Monthly	03/17/2021	MXN	46,500	11	–	11
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	7.515%	Annually	06/10/2021	RUB	1,020,770	292	–	292
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annually	06/17/2021	HUF	654,998	(13)	–	(13)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	6,842	68	–	68
Citigroup	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	11,000	125	–	125
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	6.29%	Annually	12/14/2021	RUB	535,000	122	–	122
Goldman Sachs	6-MONTH HUF - BUBOR	1.265%	Semi-Annually	01/10/2022	HUF	1,537,322	(77)	–	(77)
JPMorgan Chase	1-DAY-CLP - SINACOFI CHILE INTERBANK RATE AVG	3.430%	Semi-Annually	05/10/2022	CLP	420,527	31	–	31
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	103	–	103
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	1,390,000	52	–	52
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	309	–	309
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	402	–	402
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	7.072%	Annually	04/02/2023	RUB	715,570	410	–	410
Goldman Sachs	China 7-Day Reverse Repo Rate	2.77%	Quarterly	07/05/2024	CNY	7,557	8	–	8
Goldman Sachs	7D CNY CNRR007	2.894%	Quarterly	10/14/2024	CNY	12,730	34	–	34
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	69	–	69
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	45	–	45
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	124	–	124
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	100	–	100
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	80	–	80

							$3,637	$–	$3,637

A list of open centrally cleared swap agreements held by the Fund at June 30, 2020, are as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.EM.33.V1	Buy	1.00%	Quarterly	06/20/2025	11,767	$524	$678	$(154)

						$524	$678	$(154)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
8.09%	28-DAY MXN -TIIE	Monthly	01/28/2021	MXN	133,260	$(114)	$–	$(114)
1-DAY BRL - CETIP	.37 FIXED	Annually	01/04/2027	BRL	2,330	18	–	18
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	51	–	51
28-DAY MXN - TIIE	4,85% FIXED	Monthly	07/25/2025	MXN	6,144	–	–	–
1-DAY0CLP-SINACOFI CHILE	1.16%	Semi-Annually	06/23/2025	CLP
INTERBANK RATE AVG					2,335,691	(2)	–	(2)
6-MONTH HUF - BUBOR	9925%	Semi-Annually	06/23/2025	HUF	734,635	(29)	–	(29)
1-DAY-CLP-SINACOFI CHILE	.355%	Semi-Annually	06/19/2025	CLP
INTERBANK RATE AVG					1,901,167	21	–	21

SEI Institutional International Trust / Quarterly Report / June 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY-CLP-SINACOFI CHILE	.36%	Semi-Annually	06/17/2025	CLP
INTERBANK RATE AVG					1,931,133	$22	$–	$22
0.644 FIXED	6-MONTH PLN - WIBOR	Semi-Annually	06/09/2025	PLN	11,248	(20)	–	(20)
STANDARD CHARTERED BANK	1.84%	Quarterly	05/26/2025	CNY
LONDON					17,000	(49)	–	(49)
28-DAY MXN - TIIE	6.45% FIXED	Monthly	04/01/2025	MXN	27,064	85	–	85
.725%	6-MONTH HUF - BUBOR	Annually	03/25/2025	HUF	598,334	(3)	–	(3)
.62 FIXED	28-DAY MXN - TIIE	Monthly	03/21/2025	MXN	19,328	66	–	66
5.0975%	INR - MIBOR	Semi-Annually	02/26/2025	INR	270,915	(161)	–	(161)
5.08125%	INR - MIBOR	Semi-Annually	02/25/2025	INR	541,829	(317)	–	(317)
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	3,591	29	–	29
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	48	–	48
1-DAY BRL CETIP	6.82%	Annually	01/02/2025	BRL	3,362	27	–	27
2.969%	6-MONTH HUF - BUBOR	Semi-Annually	02/08/2029	HUF	200,000	(44)	–	(44)
5.37	1-DAY COP - COLUMBIA IBR	Quarterly	06/21/2029	COP	1,800,000	(44)	–	(44)
6-MONTH PLN - WIBOR	1.0%	Semi-Annually	06/12/2030	PLN	8,141	(32)	–	(32)
.84 FIXED	6-MONTH CZK - PRIBOR	Semi-Annually	06/09/2030	CZK	29,359	(25)	–	(25)
.78 FIXED	6-MONTH CZK - PRIBOR	Semi-Annually	06/09/2030	CZK	29,379	(17)	–	(17)
1-DAY-CLP – SINACOFI CHILE	.33%	Semi-Annually	06/05/2030	CLP
INTERBANK RATE AVG					830,041	(96)	–	(96)
1-DAY COP - COLUMBIA IBR	5.45%	Quarterly	03/12/2030	COP	1,338,006	(33)	–	(33)
1-DAY COP - COLUMBIA IBR	5.47%	Quarterly	03/11/2030	COP	879,919	(22)	–	(22)
1-DAY COP - COLUMBIA IBR	5.4%	Quarterly	03/11/2030	COP	2,751,828	(65)	–	(65)
6-MONTH PLN - WIBOR	1.75%	Annually	02/26/2030	PLN	11,700	249	–	249
1.61%	6-MONTH HUF - BUBOR	Semi-Annually	01/17/2030	HUF	135,000	(13)	–	(13)
1.81%	6-MONTH CZK - PRIBOR	Semi-Annually	01/17/2030	CZK	10,000	(48)	–	(48)
1.805%	6-MONTH PLN - WIBOR	Semi-Annually	12/17/2029	PLN	11,500	(264)	–	(264)
1.4925%	6-MONTH CZK - PRIBOR	Semi-Annually	11/18/2029	CZK	33,000	115	–	115
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	33,993	(140)	–	(140)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	(189)	–	(189)
3-MONTH ZAR - JIBAR	8.49%	Quarterly	07/18/2029	ZAR	10,000	(9)	–	(9)
5.915%	1-DAY COP - COLUMBIA IBR	Quarterly	05/15/2029	COP	3,600,000	(123)	–	(123)
1-DAY BRL - CETIP	.65%	Annually	01/02/2025	BRL	12,389	10	–	10
1-DAY BRL - CETIP	.77 FIXED	Annually	01/02/2025	BRL	4,102	32	–	32
6-MONTH HUF - BUBOR	0.81%	Annually	09/12/2024	HUF	75,000	1	–	1
6-MONTH HUF - BUBOR	.645&	Annually	06/25/2022	HUF	1,811,931	(1)	–	(1)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	52	–	52
6-MONTH HUF - BUBOR	675%	Annually	06/23/2022	HUF	1,807,262	31	–	31
1-DAY BRL - CETIP	2.99%	Annually	01/03/2022	BRL	20,697	5	–	5
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	27,057	203	–	203
1.960%	1-DAY-CLP - SINACOFI CHILE	Semi-Annually	12/12/2021	CLP
	INTERBANK RATE AVG				2,569,905	(71)	–	(71)
1-DAY COP - COLUMBIA IBR	4.81%	Annually	11/19/2021	COP	29,005,671	200	–	200
6-MONTH CZK - PRIBOR	2.135%	Annually	11/18/2021	CZK	155,000	168	–	168
1-DAY COP - COLUMBIA IBR	4.9%	Annually	11/18/2021	COP	26,994,329	192	–	192
6-MONTH PLN - WIBOR	2.263%	Annually	11/12/2021	PLN	7,000	46	–	46
6-MONTH CZK - PRIBOR	2.225%	Annually	11/11/2021	CZK	40,000	41	–	41
6-MONTH CZK - PRIBOR	2.07%	Annually	09/30/2021	CZK	121,000	105	–	105
6-MONTH CZK - PRIBOR	2.1%	Annually	09/30/2021	CZK	150,349	130	–	130
8.145%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	136,359	(118)	–	(118)
8.125%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	60,000	(52)	–	(52)
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	37,637	73	–	73
1-DAY BRL - CETIP	6.475%	Annually	01/02/2023	BRL	16,116	158	–	158
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	11,519	59	–	59
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	4,693	48	–	48
1.675%	6-MONTH CZK - PRIBOR	Semi-Annually	07/17/2024	CZK	21,146	(45)	–	(45)

20	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.64	6-MONTH CZK - PRIBOR	Semi-Annually	06/21/2024	CZK	14,000	$(29)	$–	$(29)
28-DAY MXN - TIIE	.47%	Monthly	06/19/2024	MXN	95,833	9	–	9
1.7	6-MONTH CZK - PRIBOR	Semi-Annually	06/18/2024	CZK	140,000	(306)	–	(306)
.65 FIXED	6-MONTH PLN - WIBOR	Annually	03/26/2024	PLN	2,804	5	–	5
.63 FIXED	6-MONTH PLN - WIBOR	Annually	03/26/2024	PLN	3,196	5	–	5
1.9865%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PLN	14,396	(206)	–	(206)
.26%	3-MONTH ZAR - JIBAR	Quarterly	06/12/2030	ZAR	46,513	(60)	–	(60)
.5 FIXED	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	4,808	40	–	40
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	8,953	40	–	40
28-DAY MXN - TIIE	.55% FIXED	Monthly	04/13/2023	MXN	52,615	65	–	65
.23 FIXED	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	5,579	49	–	49
.77 FIXED	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	6,361	69	–	69
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	47	–	47
1-DAY BRL - CETIP	11.475%	Annually	01/02/2023	BRL	3,524	96	–	96
1-DAY BRL - CETIP	5.655	Annually	01/02/2023	BRL	2,705	18	–	18
5.56%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	18,819	65	–	65
GOLDMAN SACHS INTERNATIONAL	6.845%	Quarterly	06/26/2030	ZAR	46,513	(27)	–	(27)

						$19	$–	$19

Percentages are based on Net Assets of $1,477,635 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2020.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $271,746 ($ Thousands), representing 18.4% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $13,899 ($ Thousands).
(C)	Security is in default on interest payment.
(D)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $17,421 ($ Thousands).
(I)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BADLAR — Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CETIP — Central of Custody and Financial Settlement of Securities

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

PLC — Public Limited Company

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

UGX — Ugandan Shilling

USD — United States Dollar

UYU — Uruguay Dollar

WIBOR — Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

SEI Institutional International Trust / Quarterly Report / June 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Continued)

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Global Bonds	–	1,414,892	74	1,414,966
Affiliated Partnership	–	17,421	–	17,421

Total Investments in Securities	–	1,432,313	74	1,432,387

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	–	10	–	10
Futures Contracts*
Unrealized Appreciation	1,026	–	–	1,026
Unrealized Depreciation	(293)	–	–	(293)
Forwards Contracts*
Unrealized Appreciation	–	4,899	–	4,899
Unrealized Depreciation	–	(9,181)	–	(9,181)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(154)	–	(154)
Interest Rate Swaps*

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Unrealized Appreciation	–	2,793	–	2,793
Unrealized Depreciation	–	(2,774)	–	(2,774)
OTC Swaps
Cross Currency Swaps*
Unrealized Appreciation	–	49	–	49
Unrealized Depreciation	–	(82)	–	(82)
Interest Rate Swaps*
Unrealized Appreciation	–	3,727	–	3,727
Unrealized Depreciation	–	(90)	–	(90)

Total Other Financial Instruments	733	(803)	–	(70)

(1) A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$87,228	$220,225	$(290,048)	$6	$10	$17,421	17,412,386	$162	$–

Amount designated as “-” are $0 or have been rounded to $0.

22	SEI Institutional International Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Emerging Markets Debt Fund (Concluded)

SEI Institutional International Trust / Quarterly Report / June 30, 2020	23